2010 Annual Report

RiverSource(R)
Variable Second-To-Die Life Insurance


                                                    (RIVERSOURCE INSURANCE LOGO)

                                                         (CHOOSE PAPERLESS LOGO)

S-6196 Z (4/11)                    Issued by: RiverSource Life Insurance Company

                       THIS PAGE LEFT BLANK INTENTIONALLY

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY
We have audited the accompanying individual statements of assets and liabilities of the divisions of RiverSource Variable Life Separate Account - RiverSource(R) Variable Second-To-Die Life Insurance (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the divisions of RiverSource Variable Life Separate Account - RiverSource(R) Variable Second-To-Die Life Insurance, referred to in Note 1, at December 31, 2010, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                             (Ernst & Young LLP Signature)

Minneapolis, Minnesota

April 22, 2011


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  1

STATEMENTS OF ASSETS AND LIABILITIES

                                                     AB VPS        AB VPS        AB VPS        AC VP          AC VP
                                                   GRO & INC,    INTL VAL,    LG CAP GRO,      INTL,           VAL,
DEC. 31, 2010                                         CL B          CL B          CL B          CL I           CL I
 ASSETS
Investments, at fair value(1),(2)                 $15,124,564   $58,348,162   $ 1,998,053   $17,817,944    $59,272,417
Dividends receivable                                       --            --            --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                              284        25,588            --         5,664             --
Receivable for share redemptions                       11,520        47,383         2,350        15,622         53,240
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       15,136,368    58,421,133     2,000,403    17,839,230     59,325,657
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     11,521        43,520         1,366        12,409         39,935
    Minimum death benefit guarantee risk charge            --            --            --            --             --
    Contract terminations                                  --         3,862           983         3,213         13,305
Payable for investments purchased                         284        25,588            --         5,664             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      11,805        72,970         2,349        21,286         53,240
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                          $15,124,563   $58,348,163   $ 1,998,054   $17,817,944    $59,272,417
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 889,157     3,950,451        73,783     2,081,536     10,114,747
(2) Investments, at cost                          $19,050,853   $61,918,487   $ 1,739,198   $15,525,461    $65,342,409
-----------------------------------------------------------------------------------------------------------------------


                                                    CALVERT        COL VP          CS            CS           EV VT
                                                     VP SRI       HI INC,      COMMODITY      U.S. EQ     FLOATING-RATE
DEC. 31, 2010 (CONTINUED)                             BAL           CL 2         RETURN        FLEX I          INC
 ASSETS
Investments, at fair value(1),(2)                 $ 7,126,651   $ 6,848,377   $14,110,341   $ 9,826,105    $17,645,767
Dividends receivable                                       --            --            --            --         66,298
Accounts receivable from RiverSource Life for
  contract purchase payments                               --         4,448         2,249         2,000         12,274
Receivable for share redemptions                       14,441         5,605        25,240         6,191         36,500
-----------------------------------------------------------------------------------------------------------------------
Total assets                                        7,141,092     6,858,430    14,137,830     9,834,296     17,760,839
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      5,085         4,999         9,808         5,424         12,293
    Minimum death benefit guarantee risk charge            --            --            --            --             --
    Contract terminations                               9,356           606        15,432           767         24,208
Payable for investments purchased                          --         4,448         2,249         2,000         78,571
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      14,441        10,053        27,489         8,191        115,072
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                          $ 7,126,651   $ 6,848,377   $14,110,341   $ 9,826,105    $17,645,767
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               4,204,514       682,109     1,679,802       689,551      1,865,303
(2) Investments, at cost                          $ 7,329,338   $ 6,547,092   $16,056,873   $ 9,504,901    $16,569,616
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
2  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                               FID VIP        FID VIP         FID VIP         FID VIP      FTVIPT FRANK
                                             CONTRAFUND,     GRO & INC,      MID CAP,        OVERSEAS,      GLOBAL REAL
DEC. 31, 2010 (CONTINUED)                     SERV CL 2       SERV CL         SERV CL         SERV CL        EST, CL 2
 ASSETS
Investments, at fair value(1),(2)            $69,897,053    $52,588,269    $150,387,644     $26,000,483     $48,225,359
Dividends receivable                                  --             --              --              --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                      --         20,501              --              --           5,585
Receivable for share redemptions                 112,227         36,937         172,278          27,204          35,915
-----------------------------------------------------------------------------------------------------------------------
Total assets                                  70,009,280     52,645,707     150,559,922      26,027,687      48,266,859
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                49,460         36,937         103,596          18,111          34,813
    Minimum death benefit guarantee risk
          charge                                      --             --              --              --              --
    Contract terminations                         62,767             --          68,682           9,093           1,102
Payable for investments purchased                     --         20,501              --              --           5,585
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                112,227         57,438         172,278          27,204          41,500
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period           $69,897,053    $52,588,269    $150,387,644     $26,000,483     $48,225,359
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          2,975,609      4,193,642       4,624,466       1,556,915       3,758,796
(2) Investments, at cost                     $65,420,669    $52,925,100    $117,464,916     $26,136,276     $71,887,299
-----------------------------------------------------------------------------------------------------------------------


                                            FTVIPT FRANK       FTVIPT         GS VIT          GS VIT          GS VIT
                                             SM CAP VAL,   MUTUAL SHARES   MID CAP VAL,   STRUCTD SM CAP   STRUCTD U.S.
DEC. 31, 2010 (CONTINUED)                       CL 2         SEC, CL 2         INST          EQ, INST        EQ, INST
 ASSETS
Investments, at fair value(1),(2)            $38,443,954    $19,857,732    $102,336,573     $ 5,594,740     $34,967,531
Dividends receivable                                  --             --              --              --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                   4,891          2,224          14,217             742             471
Receivable for share redemptions                  58,781         16,766          95,764           3,967          31,034
-----------------------------------------------------------------------------------------------------------------------
Total assets                                  38,507,626     19,876,722     102,446,554       5,599,449      34,999,036
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                27,833         14,757          73,208           3,931          25,158
    Minimum death benefit guarantee risk
          charge                                      --             --              --              --              --
    Contract terminations                         30,948          2,009          22,556              35           5,876
Payable for investments purchased                  4,891          2,224          14,217             742             471
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                 63,672         18,990         109,981           4,708          31,505
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period           $38,443,954    $19,857,732    $102,336,573     $ 5,594,741     $34,967,531
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          2,365,782      1,244,999       7,257,913         489,907       3,308,186
(2) Investments, at cost                     $33,586,690    $21,138,741    $ 98,146,841     $ 5,403,853     $38,611,694
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  3

STATEMENTS OF ASSETS AND LIABILITIES

                                                 INVESCO        INVESCO        INVESCO        INVESCO        INVESCO
                                              VI CAP APPR,    VI CAP DEV,    VI CORE EQ,   VI FIN SERV,   VI INTL GRO,
DEC. 31, 2010 (CONTINUED)                         SER I          SER I          SER I          SER I         SER II
 ASSETS
Investments, at fair value(1),(2)              $11,432,354    $6,885,649    $141,302,040    $ 3,584,708    $17,730,089
Dividends receivable                                    --            --              --             --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                     8,301         6,991             454            536          5,570
Receivable for share redemptions                     7,843         4,723         130,322          2,593         26,718
----------------------------------------------------------------------------------------------------------------------
Total assets                                    11,448,498     6,897,363     141,432,816      3,587,837     17,762,377
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   7,843         4,723          94,482          2,593         12,128
    Minimum death benefit guarantee risk
          charge                                        --            --              --             --             --
    Contract terminations                               --            --          35,840             --         14,589
Payable for investments purchased                    8,301         6,991             454            536          5,570
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                   16,144        11,714         130,776          3,129         32,287
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             $11,432,354    $6,885,649    $141,302,040    $ 3,584,708    $17,730,090
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              490,659       513,471       5,227,600        637,848        625,400
(2) Investments, at cost                       $11,295,754    $6,452,319    $125,475,891    $ 3,982,171    $14,945,694
----------------------------------------------------------------------------------------------------------------------


                                                 INVESCO     INVESCO VANK    JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                VI TECH,     VI COMSTOCK,    ENTERPRISE,      GLOBAL         JANUS,
DEC. 31, 2010 (CONTINUED)                         SER I         SER II          SERV        TECH, SERV        SERV
 ASSETS
Investments, at fair value(1),(2)              $ 4,711,561    $4,922,441    $ 10,447,744    $12,647,365    $ 9,945,228
Dividends receivable                                    --            --              --             --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                        --         7,182           4,167             --         46,531
Receivable for share redemptions                    13,119         3,522           8,061         10,298          7,054
----------------------------------------------------------------------------------------------------------------------
Total assets                                     4,724,680     4,933,145      10,459,972     12,657,663      9,998,813
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   3,392         3,449           6,636          8,427          7,054
    Minimum death benefit guarantee risk
          charge                                        --            --              --             --             --
    Contract terminations                            9,728            73           1,425          1,871             --
Payable for investments purchased                       --         7,182           4,167             --         46,531
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                   13,120        10,704          12,228         10,298         53,585
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             $ 4,711,560    $4,922,441    $ 10,447,744    $12,647,365    $ 9,945,228
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              294,473       421,803         278,384      2,234,517        413,867
(2) Investments, at cost                       $ 3,543,614    $4,479,172      $8,514,585    $10,161,716    $ 8,780,883
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
4  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                             JANUS ASPEN         MFS             MFS             MFS            MS UIF
                                              OVERSEAS,    INV GRO STOCK,      NEW DIS,       UTILITIES,      GLOBAL REAL
DEC. 31, 2010 (CONTINUED)                       SERV           SERV CL         SERV CL         SERV CL        EST, CL II
 ASSETS
Investments, at fair value(1),(2)           $110,729,055     $27,281,301     $22,592,086     $19,532,740      $ 8,517,726
Dividends receivable                                  --              --              --              --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                  43,389          17,940          18,921              --           14,672
Receivable for share redemptions                  77,682          19,414          17,219          33,539            5,967
--------------------------------------------------------------------------------------------------------------------------
Total assets                                 110,850,126      27,318,655      22,628,226      19,566,279        8,538,365
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                77,682          19,414          15,880          14,296            5,967
    Minimum death benefit guarantee risk
          charge                                      --              --              --              --               --
    Contract terminations                             --              --           1,339          19,243               --
Payable for investments purchased                 43,389          17,940          18,921              --           14,672
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                121,071          37,354          36,140          33,539           20,639
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period          $110,729,055     $27,281,301     $22,592,086     $19,532,740      $ 8,517,726
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          1,975,893       2,535,437       1,273,511         782,875        1,014,015
(2) Investments, at cost                    $ 78,641,901     $21,008,201     $17,367,672     $19,873,010      $ 7,808,192
--------------------------------------------------------------------------------------------------------------------------


                                               MS UIF           OPPEN        OPPEN GLOBAL   OPPEN MAIN ST        PIMCO
                                               MID CAP       GLOBAL SEC     STRATEGIC INC     SM MID CAP    VIT ALL ASSET,
DEC. 31, 2010 (CONTINUED)                    GRO, CL II       VA, SERV         VA, SRV         VA, SERV       ADVISOR CL
 ASSETS
Investments, at fair value(1),(2)           $  7,631,440     $ 6,457,574     $60,599,773     $ 6,285,380      $24,033,044
Dividends receivable                                  --              --              --              --          578,145
Accounts receivable from RiverSource Life
  for contract purchase payments                  34,118             538          30,462          11,624           22,499
Receivable for share redemptions                   5,267           9,185          43,371           4,630           16,755
--------------------------------------------------------------------------------------------------------------------------
Total assets                                   7,670,825       6,467,297      60,673,606       6,301,634       24,650,443
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 5,267           4,694          43,371           4,630           16,755
    Minimum death benefit guarantee risk
          charge                                      --              --              --              --               --
    Contract terminations                             --           4,491              --              --               --
Payable for investments purchased                 34,118             538          30,462          11,624          600,644
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 39,385           9,723          73,833          16,254          617,399
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period          $  7,631,440     $ 6,457,574     $60,599,773     $ 6,285,380      $24,033,044
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            635,424         214,966      10,668,974         359,165        2,163,190
(2) Investments, at cost                    $  6,466,540     $ 6,041,987     $56,988,711     $ 5,423,380      $23,595,260
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  5

STATEMENTS OF ASSETS AND LIABILITIES

                                                    PUT VT           PUT VT         PUT VT         PUT VT         PUT VT
                                              GLOBAL HLTH CARE,     HI YIELD,      INTL EQ,       MULTI-CAP      MULTI-CAP
DEC. 31, 2010 (CONTINUED)                           CL IB             CL IB          CL IB       GRO, CL IA     GRO, CL IB
 ASSETS
Investments, at fair value(1),(2)                $ 3,473,382       $10,796,688    $2,706,385    $ 93,917,892    $ 6,871,934
Dividends receivable                                      --                --            --              --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                       2,447             2,803           291           3,891          3,981
Receivable for share redemptions                       2,597             7,207         2,052          78,667         42,033
---------------------------------------------------------------------------------------------------------------------------
Total assets                                       3,478,426        10,806,698     2,708,728      94,000,450      6,917,948
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     2,597             7,207         2,052          61,237          4,626
    Minimum death benefit guarantee risk
          charge                                          --                --            --              --             --
    Contract terminations                                 --                --            --          17,430         37,407
Payable for investments purchased                      2,447             2,803           291           3,891          3,981
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      5,044            10,010         2,343          82,558         46,014
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               $ 3,473,382       $10,796,688    $2,706,385    $ 93,917,892    $ 6,871,934
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                283,773         1,549,023       229,744       4,543,681        337,687
(2) Investments, at cost                         $ 3,379,799       $10,647,716    $3,246,582    $100,780,209    $ 6,139,235
---------------------------------------------------------------------------------------------------------------------------


                                                    ROYCE             DISC           DISC           DISC           DISC
                                                  MICRO-CAP,      ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,
DEC. 31, 2010 (CONTINUED)                         INVEST CL           AGGR          CONSERV          MOD         MOD AGGR
 ASSETS
Investments, at fair value(1),(2)                $74,487,875       $ 6,601,507    $3,771,076    $ 16,415,430    $17,371,159
Dividends receivable                                      --                --            --              --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                          --                76            --           6,567          2,154
Receivable for share redemptions                      97,987                --            --              --             --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      74,585,862         6,601,583     3,771,076      16,421,997     17,373,313
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    51,083             4,572         2,751          11,682         11,790
    Minimum death benefit guarantee risk
          charge                                          --                --            --              --             --
    Contract terminations                             46,904               152           126              88            317
Payable for investments purchased                         --                --            --              --             --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     97,987             4,724         2,877          11,770         12,107
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               $74,487,875       $ 6,596,859    $3,768,199    $ 16,410,227    $17,361,206
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              6,115,589           670,204       352,108       1,623,682      1,738,855
(2) Investments, at cost                         $58,357,104       $ 5,547,339    $3,336,829    $ 14,438,146    $15,084,387
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
6  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                 DISC            COL           COL VP            COL VP          COL VP
                                             ASSET ALLOC,      VP BAL,       CASH MGMT,        DIV BOND,       DIV EQ INC,
DEC. 31, 2010 (CONTINUED)                     MOD CONSERV       CL 3            CL 3              CL 3            CL 3
 ASSETS
Investments, at fair value(1),(2)            $  6,348,360   $163,675,233     $74,629,643      $156,878,105    $234,261,467
Dividends receivable                                   --             --              20                --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                       --            601              --           105,020          13,665
Receivable for share redemptions                       --             --              --                --              --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                    6,348,360    163,675,834      74,629,663       156,983,125     234,275,132
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  4,534        117,760          53,027           113,616         167,773
    Minimum death benefit guarantee risk
          charge                                       --          1,126              98               264              --
    Contract terminations                         162,911         59,505         445,786            32,515          57,329
Payable for investments purchased                      --             --              --                --              --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 167,445        178,391         498,911           146,395         225,102
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period           $  6,180,915   $163,497,443     $74,130,752      $156,836,730    $234,050,030
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             612,185     11,834,796      74,629,643        14,261,646      17,787,507
(2) Investments, at cost                     $  5,627,045   $166,083,381     $74,604,124      $149,585,796    $224,146,663
--------------------------------------------------------------------------------------------------------------------------


                                                COL VP         COL VP       COL VP GLOBAL   COL VP HI YIELD      COL VP
                                                DYN EQ,     GLOBAL BOND,   INFLATION PROT        BOND,          INC OPP,
DEC. 31, 2010 (CONTINUED)                        CL 3           CL 3          SEC, CL 3           CL 3            CL 3
 ASSETS
Investments, at fair value(1),(2)            $263,025,468   $ 46,182,658     $16,295,837      $ 63,308,340    $ 15,058,417
Dividends receivable                                   --             --              --                --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                       --         23,668           9,830             9,099          25,325
Receivable for share redemptions                       --             --              --                --              --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                  263,025,468     46,206,326      16,305,667        63,317,439      15,083,742
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                187,270         33,105          12,044            45,717          10,794
    Minimum death benefit guarantee risk
          charge                                      324             --              --                --              --
    Contract terminations                          53,660         20,728           3,560             6,180              --
Payable for investments purchased                      --             --              --                --              --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 241,254         53,833          15,604            51,897          10,794
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period           $262,784,214   $ 46,152,493     $16,290,063      $ 63,265,542    $ 15,072,948
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          13,614,155      3,947,236       1,708,159         9,135,403       1,406,015
(2) Investments, at cost                     $271,699,216   $ 44,056,356     $16,489,553      $ 58,795,146    $ 13,696,872
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  7

STATEMENTS OF ASSETS AND LIABILITIES

                                                 COL VP          COL VP         COL VP          COL VP          COL VP
                                              MID CAP GRO     MID CAP VAL      S&P 500,    SHORT DURATION,   LG CAP GRO,
DEC. 31, 2010 (CONTINUED)                      OPP, CL 3       OPP, CL 3         CL 3            CL 3            CL 3
 ASSETS
Investments, at fair value(1),(2)             $16,115,294     $10,504,447    $40,558,681     $ 41,781,398    $44,461,120
Dividends receivable                                   --              --             --               --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                      253              --         32,696              430          8,608
Receivable for share redemptions                       --              --             --               --             --
------------------------------------------------------------------------------------------------------------------------
Total assets                                   16,115,547      10,504,447     40,591,377       41,781,828     44,469,728
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 11,460           7,640         28,857           29,988         31,772
    Minimum death benefit guarantee risk
          charge                                       --              --             --              106             --
    Contract terminations                           5,472          41,075             --           17,964          7,197
Payable for investments purchased                      --              --             --               --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  16,932          48,715         28,857           48,058         38,969
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            $16,098,615     $10,455,732    $40,562,520     $ 41,733,770    $44,430,759
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           1,109,105         959,310      4,710,648        4,029,064      6,519,226
(2) Investments, at cost                      $12,755,858     $10,030,618    $36,037,862     $ 41,179,367    $41,185,274
------------------------------------------------------------------------------------------------------------------------


                                             COL VP SELECT   COL VP SELECT   COL VP EMER        COL VP            VP
                                              LG CAP VAL,     SM CAP VAL,     MKTS OPP,       INTL OPP,         AGGR,
DEC. 31, 2010 (CONTINUED)                         CL 3            CL 3           CL 3            CL 3            CL 2
 ASSETS
Investments, at fair value(1),(2)              $3,579,101     $16,226,299    $68,350,780     $111,524,141    $25,225,058
Dividends receivable                                   --              --             --               --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                    1,437           9,081         61,919            6,522        119,524
Receivable for share redemptions                       --              --             --               --             --
------------------------------------------------------------------------------------------------------------------------
Total assets                                    3,580,538      16,235,380     68,412,699      111,530,663     25,344,582
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  2,591          11,630         48,489           79,449         17,024
    Minimum death benefit guarantee risk
          charge                                       --              --             --               --             --
    Contract terminations                               3          19,188            892               --             --
Payable for investments purchased                      --              --             --               --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   2,594          30,818         49,381           79,449         17,024
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            $ 3,577,944     $16,204,562    $68,363,318     $111,451,214    $25,327,558
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             357,196       1,409,757      3,809,965        9,232,131      2,234,283
(2) Investments, at cost                      $ 3,035,766     $16,013,158    $54,016,766     $ 84,103,549    $22,956,304
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
8  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                      VP             VP             VP         VP DAVIS         VP GS
                                                     AGGR,        CONSERV,       CONSERV,     NY VENTURE,   MID CAP VAL,
DEC. 31, 2010 (CONTINUED)                            CL 4           CL 2           CL 4          CL 3           CL 3
 ASSETS
Investments, at fair value(1),(2)                $256,745,329   $  4,136,234   $28,094,710   $  4,064,387    $ 1,103,972
Dividends receivable                                       --             --            --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                           53,675             --         1,717         16,187             --
Receivable for share redemptions                           --             --            --             --             --
------------------------------------------------------------------------------------------------------------------------
Total assets                                      256,799,004      4,136,234    28,096,427      4,080,574      1,103,972
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    186,175          2,990        19,905          2,872            781
    Minimum death benefit guarantee risk charge            --             --            --             --             --
    Contract terminations                                  --            827           254          7,508          5,554
Payable for investments purchased                          --             --            --             --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     186,175          3,817        20,159         10,380          6,335
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               $256,612,829   $  4,132,417   $28,076,268   $  4,070,194    $ 1,097,637
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              22,740,950        393,178     2,670,600        406,846         98,745
(2) Investments, at cost                         $225,811,915   $  4,004,215   $26,610,358   $  3,459,928    $   918,976
------------------------------------------------------------------------------------------------------------------------


                                                      VP             VP             VP            VP             VP
                                                     MOD,           MOD,        MOD AGGR,      MOD AGGR,    MOD CONSERV,
DEC. 31, 2010 (CONTINUED)                            CL 2           CL 4           CL 2          CL 4           CL 2
 ASSETS
Investments, at fair value(1),(2)                $ 65,592,651   $647,173,061   $68,963,935   $957,936,359    $14,125,616
Dividends receivable                                       --             --            --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                           93,383         21,522        81,280         94,981          1,373
Receivable for share redemptions                           --             --            --             --             --
------------------------------------------------------------------------------------------------------------------------
Total assets                                       65,686,034    647,194,583    69,045,215    958,031,340     14,126,989
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     43,847        467,372        45,956        696,723          9,949
    Minimum death benefit guarantee risk charge            --             --            --             --             --
    Contract terminations                                  --          3,913            --         37,235         26,621
Payable for investments purchased                          --             --            --             --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      43,847        471,285        45,956        733,958         36,570
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               $ 65,642,187   $646,723,298   $68,999,259   $957,297,382    $14,090,419
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               5,957,552     58,780,478     6,162,997     85,530,032      1,311,571
(2) Investments, at cost                         $ 61,570,642   $588,591,521   $63,705,127   $856,412,738    $13,496,366
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  9

STATEMENTS OF ASSETS AND LIABILITIES

                                                    VP MOD        VP PTNRS        THIRD
                                                   CONSERV,      SM CAP VAL,       AVE          WANGER         WANGER
DEC. 31, 2010 (CONTINUED)                            CL 4           CL 3           VAL           INTL            USA
 ASSETS
Investments, at fair value(1),(2)                $108,974,392    $16,769,902   $56,514,421   $106,871,491    $96,783,467
Dividends receivable                                       --             --            --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                            7,984          4,098           808             --             --
Receivable for share redemptions                           --             --        40,064         87,332         99,460
------------------------------------------------------------------------------------------------------------------------
Total assets                                      108,982,376     16,774,000    56,555,293    106,958,823     96,882,927
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     77,452         12,494        39,033         76,108         70,283
    Minimum death benefit guarantee risk charge            --             --            --             --             --
    Contract terminations                              34,015            564         1,030         11,224         29,177
Payable for investments purchased                          --             --           808             --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     111,467         13,058        40,871         87,332         99,460
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               $108,870,909    $16,760,942   $56,514,422   $106,871,491    $96,783,467
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              10,108,942      1,098,945     3,821,124      2,955,517      2,858,342
(2) Investments, at cost                         $101,419,928    $13,251,419   $63,912,351   $ 81,408,197    $78,041,394
------------------------------------------------------------------------------------------------------------------------


                                                                   WF ADV         WF ADV        WF ADV        WF ADV VT
                                                                 VT CORE EQ,   VT INTL EQ,      VT OPP,      SM CAP GRO,
DEC. 31, 2010 (CONTINUED)                                           CL 2           CL 2          CL 2           CL 2
 ASSETS
Investments, at fair value(1),(2)                               $ 17,015,796   $30,862,289    $ 3,567,010   $ 13,036,267
Dividends receivable                                                      --            --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                                              --            --             --            465
Receivable for share redemptions                                      14,480        27,161          3,925         13,970
------------------------------------------------------------------------------------------------------------------------
Total assets                                                      17,030,276    30,889,450      3,570,935     13,050,702
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                                    12,058        20,129          2,721          9,472
    Minimum death benefit guarantee risk charge                           --            --             --             --
    Contract terminations                                              2,423         7,032          1,204          4,497
Payable for investments purchased                                         --            --             --            465
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     14,481        27,161          3,925         14,434
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                              $ 17,015,795   $30,862,289    $ 3,567,010   $ 13,036,268
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                                862,433     5,376,705        193,649      1,619,412
(2) Investments, at cost                                        $ 14,399,703   $23,763,404    $ 3,403,520   $ 11,438,963
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
10  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                   AB VPS        AB VPS         AB VPS         AC VP            AC VP
                                                 GRO & INC,     INTL VAL,    LG CAP GRO,       INTL,            VAL,
YEAR ENDED DEC. 31, 2010                            CL B          CL B           CL B          CL I             CL I
 INVESTMENT INCOME
Dividend income                                  $       --   $  1,767,058      $  4,981     $  419,964      $ 1,269,345
Variable account expenses                           126,982        640,998        15,384        147,851          474,922
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (126,982)     1,126,060       (10,403)       272,113          794,423
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           2,133,193     51,411,763       801,443      6,373,295       18,642,248
    Cost of investments sold                      2,976,283     62,476,500       783,866      6,140,713       23,520,465
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (843,090)   (11,064,737)       17,577        232,582       (4,878,217)
Distributions from capital gains                         --             --            --             --               --
Net change in unrealized appreciation or
  depreciation of investments                     2,584,244      5,817,428       150,227      1,471,446       10,887,688
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    1,741,154     (5,247,309)      167,804      1,704,028        6,009,471
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $1,614,172   $ (4,121,249)     $157,401     $1,976,141      $ 6,803,894
--------------------------------------------------------------------------------------------------------------------------


                                                                 COL VP           CS            CS              EV VT
                                                 CALVERT VP      HI INC,      COMMODITY       U.S. EQ       FLOATING-RATE
YEAR ENDED DEC. 31, 2010 (CONTINUED)              SRI BAL         CL 2          RETURN        FLEX I             INC
 INVESTMENT INCOME
Dividend income                                  $   97,432     $  472,007    $  834,046     $   14,292      $ 1,252,798
Variable account expenses                            58,304         53,645        99,860         69,562          260,430
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      39,128        418,362       734,186        (55,270)         992,368
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           1,532,958      1,169,944     2,568,739      5,600,526       51,853,557
    Cost of investments sold                      1,687,417      1,118,399     3,438,668      6,797,853       47,972,101
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (154,459)        51,545      (869,929)    (1,197,327)       3,881,456
Distributions from capital gains                         --             --            --             --               --
Net change in unrealized appreciation or
  depreciation of investments                       840,728        157,675     2,019,429      2,479,273       (1,872,323)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      686,269        209,220     1,149,500      1,281,946        2,009,133
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $  725,397     $  627,582    $1,883,686    $ 1,226,676      $ 3,001,501
--------------------------------------------------------------------------------------------------------------------------


                                                  FID VIP        FID VIP       FID VIP        FID VIP       FTVIPT FRANK
                                                CONTRAFUND,    GRO & INC,      MID CAP,      OVERSEAS,    GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2010 (CONTINUED)             SERV CL 2       SERV CL       SERV CL        SERV CL           CL 2
 INVESTMENT INCOME
Dividend income                                 $   662,195     $  302,949   $   358,286   $    317,054      $ 1,287,567
Variable account expenses                           612,821        440,635     1,243,378        214,699          390,734
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      49,374       (137,686)     (885,092)       102,355          896,833
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          38,378,018     17,984,885    67,580,748      9,207,150        9,100,743
    Cost of investments sold                     41,730,320     20,449,932    61,241,651     10,566,109       15,851,311
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (3,352,302)    (2,465,047)    6,339,097     (1,358,959)      (6,750,568)
Distributions from capital gains                     29,590             --       491,585         46,626               --
Net change in unrealized appreciation or
  depreciation of investments                    12,542,715      9,156,057    29,506,735      3,961,606       14,120,129
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    9,220,003      6,691,010    36,337,417      2,649,273        7,369,561
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 9,269,377    $ 6,553,324   $35,452,325   $  2,751,628      $ 8,266,394
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  11

STATEMENTS OF OPERATIONS

                                           FTVIPT FRANK        FTVIPT          GS VIT          GS VIT          GS VIT
                                            SM CAP VAL,    MUTUAL SHARES    MID CAP VAL,   STRUCTD SM CAP   STRUCTD U.S.
YEAR ENDED DEC. 31, 2010 (CONTINUED)           CL 2          SEC, CL 2          INST          EQ, INST        EQ, INST
 INVESTMENT INCOME
Dividend income                             $  263,407       $  292,859      $   634,829     $   27,873      $   491,167
Variable account expenses                      300,390          162,611          916,334         43,944          294,532
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (36,983)         130,248         (281,505)       (16,071)         196,635
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      8,005,612        2,544,587       57,077,961      1,802,859        9,087,023
    Cost of investments sold                 8,282,640        2,894,244       65,430,761      2,120,080       11,108,662
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (277,028)        (349,657)      (8,352,800)      (317,221)      (2,021,639)
Distributions from capital gains                    --               --               --             --               --
Net change in unrealized appreciation or
  depreciation of investments                8,850,280        2,052,956       30,359,986      1,660,210        5,658,411
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               8,573,252        1,703,299       22,007,186      1,342,989        3,636,772
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $8,536,269       $1,833,547      $21,725,681     $1,326,918      $ 3,833,407
------------------------------------------------------------------------------------------------------------------------


                                            INVESCO VI       INVESCO VI      INVESCO VI      INVESCO VI      INVESCO VI
                                             CAP APPR,        CAP DEV,        CORE EQ,        FIN SERV,       INTL GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)           SER I           SER I            SER I           SER I          SER II
 INVESTMENT INCOME
Dividend income                             $   81,105       $       --      $ 1,358,455     $    3,650      $   301,935
Variable account expenses                       92,368           56,847        1,154,164         31,841          424,630
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (11,263)         (56,847)         204,291        (28,191)        (122,695)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      3,769,097        2,826,250       46,688,562      1,491,640       96,277,909
    Cost of investments sold                 4,254,075        3,079,865       44,268,637      1,787,497       93,986,062
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (484,978)        (253,615)       2,419,925       (295,857)       2,291,847
Distributions from capital gains                    --               --               --             --               --
Net change in unrealized appreciation or
  depreciation of investments                1,979,396        1,395,568        8,839,163        619,044       (7,711,699)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               1,494,418        1,141,953       11,259,088        323,187       (5,419,852)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $1,483,155       $1,085,106      $11,463,379     $  294,996      $(5,542,547)
------------------------------------------------------------------------------------------------------------------------


                                            INVESCO VI    INVESCO VANK VI    JANUS ASPEN     JANUS ASPEN     JANUS ASPEN
                                               TECH,         COMSTOCK,       ENTERPRISE,    GLOBAL TECH,       JANUS,
YEAR ENDED DEC. 31, 2010 (CONTINUED)           SER I           SER II           SERV            SERV            SERV
 INVESTMENT INCOME
Dividend income                             $       --      $    62,889        $      --     $       --     $     33,908
Variable account expenses                       34,509          168,799           80,683         93,685          409,242
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (34,509)        (105,910)         (80,683)       (93,685)        (375,334)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      1,005,472       45,549,858        4,971,331      4,154,269      111,860,135
    Cost of investments sold                   858,162       48,025,960        4,567,384      3,792,176      114,076,891
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  147,310       (2,476,102)         403,947        362,093       (2,216,756)
Distributions from capital gains                    --               --               --             --               --
Net change in unrealized appreciation or
  depreciation of investments                  677,462        3,120,651        1,822,928      2,116,635        1,143,238
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 824,772          644,549        2,226,875      2,478,728       (1,073,518)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $  790,263      $   538,639       $2,146,192     $2,385,043     $ (1,448,852)
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
12  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF OPERATIONS


                                              JANUS ASPEN            MFS               MFS                MFS            MS UIF
                                               OVERSEAS,       INV GRO STOCK,        NEW DIS,         UTILITIES,       GLOBAL REAL
YEAR ENDED DEC. 31, 2010 (CONTINUED)              SERV             SERV CL           SERV CL            SERV CL        EST, CL II
 INVESTMENT INCOME
Dividend income                               $   550,917       $    455,438          $      --        $  533,068      $   750,426
Variable account expenses                         870,186            623,954            162,944           154,098          118,018
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (319,269)          (168,516)          (162,944)          378,970          632,408
-----------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        25,343,456        140,268,240          5,050,390         3,254,115       20,241,131
    Cost of investments sold                   19,895,772        120,993,559          4,711,831         3,686,018       20,605,664
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   5,447,684         19,274,681            338,559          (431,903)        (364,533)
Distributions from capital gains                       --                 --                 --                --               --
Net change in unrealized appreciation or
  depreciation of investments                  17,027,825        (19,660,303)         5,710,565         2,210,874          952,157
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 22,475,509           (385,622)         6,049,124         1,778,971          587,624
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $22,156,240       $   (554,138)        $5,886,180        $2,157,941      $ 1,220,032
-----------------------------------------------------------------------------------------------------------------------------------


                                                 MS UIF         OPPEN GLOBAL       OPPEN GLOBAL      OPPEN MAIN ST        PIMCO
                                              MID CAP GRO,         SEC VA,      STRATEGIC INC VA,   SM MID CAP VA,   VIT ALL ASSET,
YEAR ENDED DEC. 31, 2010 (CONTINUED)             CL II              SERV               SRV               SERV          ADVISOR CL
 INVESTMENT INCOME
Dividend income                                $       --         $   60,644       $ 13,514,048        $   24,506      $ 2,598,243
Variable account expenses                          44,611             46,424            834,504            50,561          412,209
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (44,611)            14,220         12,679,544           (26,055)       2,186,034
-----------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           846,991          1,005,558        122,009,145         1,545,126       84,906,255
    Cost of investments sold                      852,515          1,062,300        126,467,684         1,523,862       85,442,143
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (5,524)           (56,742)        (4,458,539)           21,264         (535,888)
Distributions from capital gains                       --                 --                 --                --               --
Net change in unrealized appreciation or
  depreciation of investments                   1,567,627            831,096          2,492,356         1,172,507        3,470,899
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  1,562,103            774,354         (1,966,183)        1,193,771        2,935,011
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $1,517,492         $  788,574       $ 10,713,361        $1,167,716      $ 5,121,045
-----------------------------------------------------------------------------------------------------------------------------------


                                                 PUT VT            PUT VT             PUT VT            PUT VT           PUT VT
                                           GLOBAL HLTH CARE,      HI YIELD,          INTL EQ,       MULTI-CAP GRO,   MULTI-CAP GRO,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)           CL IB              CL IB             CL IB              CL IA          CL IB(1)
 INVESTMENT INCOME
Dividend income                                  $ 68,557         $  820,127          $  91,559      $    518,850       $       --
Variable account expenses                          31,008             88,891             22,511           700,037           14,528
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    37,549            731,236             69,048          (181,187)         (14,528)
-----------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           945,231          4,006,028            477,638        29,646,329        1,290,356
    Cost of investments sold                      951,556          4,237,493            653,241        40,184,211        1,200,311
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (6,325)          (231,465)          (175,603)      (10,537,882)          90,045
Distributions from capital gains                       --                 --                 --                --               --
Net change in unrealized appreciation or
  depreciation of investments                       8,100            842,150            322,137        26,030,827          732,699
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      1,775            610,685            146,534        15,492,945          822,744
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $ 39,324         $1,341,921          $ 215,582      $ 15,311,758       $  808,216
-----------------------------------------------------------------------------------------------------------------------------------

(1) For the period Sept. 24, 2010 (commencement of operations) to Dec. 31, 2010.




See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  13

STATEMENTS OF OPERATIONS

                                               ROYCE          DISC               DISC               DISC            DISC
                                            MICRO-CAP,    ASSET ALLOC,       ASSET ALLOC,       ASSET ALLOC,    ASSET ALLOC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)         INVEST CL        AGGR             CONSERV               MOD          MOD AGGR
 INVESTMENT INCOME
Dividend income                             $ 1,219,042     $       --          $      --         $       --      $       --
Variable account expenses                       553,743         50,060             28,478            126,568         128,944
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 665,299        (50,060)           (28,478)          (126,568)       (128,944)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      20,223,381      7,084,153          4,035,646         17,976,118      18,685,955
    Cost of investments sold                 18,669,573      6,927,499          3,927,841         17,708,893      18,355,229
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 1,553,808        156,654            107,805            267,225         330,726
Distributions from capital gains                     --             --                 --                 --              --
Net change in unrealized appreciation or
  depreciation of investments                15,084,178        554,212            180,162          1,260,981       1,298,650
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               16,637,986        710,866            287,967          1,528,206       1,629,376
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $17,303,285     $  660,806         $  259,489        $ 1,401,638     $ 1,500,432
----------------------------------------------------------------------------------------------------------------------------


                                               DISC          COL VP             COL VP             COL VP          COL VP
                                           ASSET ALLOC,       BAL,            CASH MGMT,          DIV BOND,      DIV EQ INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)        MOD CONSERV       CL 3               CL 3               CL 3            CL 3
 INVESTMENT INCOME
Dividend income                               $      --   $         --       $      8,108       $  9,323,155    $         --
Variable account expenses                        47,970      1,389,521            705,140          2,128,358       2,323,634
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (47,970)    (1,389,521)          (697,032)         7,194,797      (2,323,634)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       6,901,065    221,750,502        123,140,992        652,559,980     593,883,703
    Cost of investments sold                  6,714,409    225,948,683        123,126,541        635,426,635     617,853,283
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   186,656     (4,198,181)            14,451         17,133,345     (23,969,580)
Distributions from capital gains                     --             --                 --                 --              --
Net change in unrealized appreciation or
  depreciation of investments                   310,927     23,079,855            (14,452)        (5,113,906)     57,318,947
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  497,583     18,881,674                 (1)        12,019,439      33,349,367
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $  449,613   $ 17,492,153       $   (697,033)      $ 19,214,236    $ 31,025,733
----------------------------------------------------------------------------------------------------------------------------


                                              COL VP         COL VP         COL VP GLOBAL          COL VP          COL VP
                                              DYN EQ,     GLOBAL BOND,   INFLATION PROT SEC,   HI YIELD BOND,     INC OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)           CL 3           CL 3               CL 3               CL 3            CL 3
 INVESTMENT INCOME
Dividend income                            $         --   $  2,704,353       $    417,828        $ 5,760,516    $  1,682,385
Variable account expenses                     2,135,099        609,602            488,970            550,245         397,711
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              (2,135,099)     2,094,751            (71,142)         5,210,271       1,284,674
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                     370,214,067    189,369,755        253,912,207         75,893,314     188,816,252
    Cost of investments sold                382,814,496    188,059,243        254,981,210         75,111,325     176,314,631
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                               (12,600,429)     1,310,512         (1,069,003)           781,989      12,501,621
Distributions from capital gains                     --             --             33,369                 --              --
Net change in unrealized appreciation or
  depreciation of investments                52,676,871     (2,065,950)         3,515,057          1,719,398      (9,835,539)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               40,076,442       (755,438)         2,479,423          2,501,387       2,666,082
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $ 37,941,343   $  1,339,313       $  2,408,281        $ 7,711,658    $  3,950,756
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
14  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF OPERATIONS


                                               COL VP          COL VP          COL VP            COL VP          COL VP
                                            MID CAP GRO     MID CAP VAL       S&P 500,      SHORT DURATION,    LG CAP GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)         OPP, CL 3       OPP, CL 3          CL 3              CL 3            CL 3
 INVESTMENT INCOME
Dividend income                             $        --     $        --       $       --       $   432,386     $        --
Variable account expenses                       126,361          85,904          331,819           430,935         366,124
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (126,361)        (85,904)        (331,819)            1,451        (366,124)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      18,009,153      14,191,932       50,117,900        92,493,891      59,735,533
    Cost of investments sold                 17,595,223      14,492,135       49,946,688        92,120,064      60,430,928
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   413,930        (300,203)         171,212           373,827        (695,395)
Distributions from capital gains                     --              --               --                --              --
Net change in unrealized appreciation or
  depreciation of investments                 3,014,685       2,319,094        5,239,388           760,650       7,419,594
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                3,428,615       2,018,891        5,410,600         1,134,477       6,724,199
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ 3,302,254     $ 1,932,987      $ 5,078,781       $ 1,135,928     $ 6,358,075
--------------------------------------------------------------------------------------------------------------------------


                                               COL VP          COL VP          COL VP            COL VP            VP
                                           SELECT LG CAP   SELECT SM CAP   EMER MKTS OPP,      INTL OPP,          AGGR,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)       VAL, CL 3       VAL, CL 3          CL 3              CL 3           CL 2(1)
 INVESTMENT INCOME
Dividend income                              $       --     $        --     $  1,086,884      $  1,545,721       $      --
Variable account expenses                        22,520         126,920          616,178           913,701          63,977
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (22,520)       (126,920)         470,706           632,020         (63,977)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       2,579,033      21,478,451      128,736,075       122,856,527         222,961
    Cost of investments sold                  2,487,377      22,144,413      127,407,409       117,900,861         215,651
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    91,656        (665,962)       1,328,666         4,955,666           7,310
Distributions from capital gains                     --              --               --                --              --
Net change in unrealized appreciation or
  depreciation of investments                   456,900       4,217,356        6,452,522         7,302,269       2,268,754
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  548,556       3,551,394        7,781,188        12,257,935       2,276,064
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $  526,036     $ 3,424,474     $  8,251,894      $ 12,889,955      $2,212,087
--------------------------------------------------------------------------------------------------------------------------

(1) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


                                                 VP              VP              VP             VP DAVIS          VP GS
                                               AGGR,          CONSERV,        CONSERV,        NY VENTURE,     MID CAP VAL,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)        CL 4(1)         CL 2(1)          CL 4(1)            CL 3            CL 3
 INVESTMENT INCOME
Dividend income                             $        --        $     --        $      --      $         --        $     --
Variable account expenses                     1,303,054          12,835          155,948           419,963           6,782
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              (1,303,054)        (12,835)        (155,948)         (419,963)         (6,782)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      16,390,322         640,347        7,943,705       251,852,170         836,746
    Cost of investments sold                 15,977,973         621,151        7,723,393       245,035,594         815,937
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   412,349          19,196          220,312         6,816,576          20,809
Distributions from capital gains                     --              --               --                --              --
Net change in unrealized appreciation or
  depreciation of investments                30,933,414         132,019        1,484,352        (8,438,915)        160,073
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               31,345,763         151,215        1,704,664        (1,622,339)        180,882
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $30,042,709        $138,380       $1,548,716      $ (2,042,302)       $174,100
--------------------------------------------------------------------------------------------------------------------------

(1) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.




See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  15

STATEMENTS OF OPERATIONS

                                                     VP             VP             VP            VP             VP
                                                    MOD,           MOD,        MOD AGGR,      MOD AGGR,    MOD CONSERV,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)             CL 2(1)        CL 4(1)       CL 2(1)        CL 4(1)        CL 2(1)
 INVESTMENT INCOME
Dividend income                                   $       --     $       --     $      --   $         --        $    --
Variable account expenses                            168,995      3,395,328       173,316      4,949,700         38,562
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (168,995)    (3,395,328)     (173,316)    (4,949,700)       (38,562)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              426,685     39,971,661     1,423,875     48,859,984        631,248
    Cost of investments sold                         407,621     38,484,193     1,383,393     47,662,760        610,756
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         19,064      1,487,468        40,482      1,197,224         20,492
Distributions from capital gains                          --             --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      4,022,009     58,581,540     5,258,808    101,523,621        629,250
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     4,041,073     60,069,008     5,299,290    102,720,845        649,742
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $3,872,078    $56,673,680    $5,125,974   $ 97,771,145       $611,180
-----------------------------------------------------------------------------------------------------------------------

(1) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


                                                     VP          VP PTNRS
                                                MOD CONSERV,    SM CAP VAL,    THIRD AVE       WANGER         WANGER
PERIOD ENDED DEC. 31, 2010 (CONTINUED)             CL 4(1)         CL 3           VAL           INTL            USA
 INVESTMENT INCOME
Dividend income                                  $        --   $         --   $ 2,133,089    $ 2,406,500    $        --
Variable account expenses                            562,176        386,535       459,553        954,537        855,999
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (562,176)      (386,535)    1,673,536      1,451,963       (855,999)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           11,340,740    178,588,400    18,270,096     60,447,570     49,512,322
    Cost of investments sold                      10,961,237    171,648,824    23,790,599     54,825,676     47,587,939
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        379,503      6,939,576    (5,520,503)     5,621,894      1,924,383
Distributions from capital gains                          --             --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      7,554,464        944,432    10,456,384     13,050,910     17,481,162
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     7,933,967      7,884,008     4,935,881     18,672,804     19,405,545
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $ 7,371,791   $  7,497,473   $ 6,609,417    $20,124,767    $18,549,546
-----------------------------------------------------------------------------------------------------------------------

(1) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


                                                                 WF ADV VT     WF ADV VT      WF ADV VT      WF ADV VT
                                                                 CORE EQ,       INTL EQ,        OPP,        SM CAP GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                               CL 2           CL 2          CL 2           CL 2
 INVESTMENT INCOME
Dividend income                                                  $   66,603   $   219,805       $ 23,273      $      --
Variable account expenses                                           126,188       236,289         27,484         96,544
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (59,585)      (16,484)        (4,211)       (96,544)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                           2,916,009    11,805,588        571,548      1,865,243
    Cost of investments sold                                      2,804,131     9,556,459        630,027      1,915,095
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                                       111,878     2,249,129        (58,479)       (49,852)
Distributions from capital gains                                         --     1,023,600             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,070,293     1,078,282        713,183      2,774,093
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    2,182,171     4,351,011        654,704      2,724,241
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      $2,122,586   $ 4,334,527       $650,493     $2,627,697
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
16  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      AB VPS        AB VPS         AB VPS        AC VP         AC VP
                                                    GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,          VAL,
YEAR ENDED DEC. 31, 2010                               CL B          CL B           CL B          CL I          CL I
 OPERATIONS
Investment income (loss) -- net                    $  (126,982)  $  1,126,060    $  (10,403)  $   272,113   $   794,423
Net realized gain (loss) on sales of investments      (843,090)   (11,064,737)       17,577       232,582    (4,878,217)
Distributions from capital gains                            --             --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                        2,584,244      5,817,428       150,227     1,471,446    10,887,688
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    1,614,172     (4,121,249)      157,401     1,976,141     6,803,894
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           2,147,285      9,871,873       126,995     1,074,340     3,799,197
Net transfers(1)                                    (1,682,598)   (47,066,901)       61,647    (2,231,527)   (5,729,673)
Transfers for policy loans                            (107,725)      (720,547)      (16,008)     (100,867)     (459,701)
Policy charges                                        (585,121)    (2,817,404)      (60,081)     (600,676)   (2,462,371)
Contract terminations:
    Surrender benefits                                (749,511)    (4,079,077)      (65,196)   (1,551,179)   (4,647,374)
    Death benefits                                          --        (15,670)           --          (309)      (31,372)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (977,670)   (44,827,726)       47,357    (3,410,218)   (9,531,294)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     14,488,061    107,297,138     1,793,296    19,252,021    61,999,817
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $15,124,563   $ 58,348,163    $1,998,054   $17,817,944   $59,272,417
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              14,660,555     73,279,236     2,052,572    22,682,550    43,603,700
Contract purchase payments                           2,138,087      7,023,301       150,841     1,233,318     2,628,478
Net transfers(1)                                    (1,704,324)   (36,419,270)      (82,949)   (4,026,843)   (3,291,751)
Transfers for policy loans                            (108,578)      (514,576)      (19,399)     (101,771)     (320,035)
Policy charges                                        (584,681)    (2,004,190)      (68,585)     (689,651)   (1,715,155)
Contract terminations:
    Surrender benefits                                (744,150)    (2,882,714)      (74,849)   (1,640,788)   (3,236,464)
    Death benefits                                          --        (11,379)           --          (350)      (21,484)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    13,656,909     38,470,408     1,957,631    17,456,465    37,647,289
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  COL VP          CS            CS           EV VT
                                                   CALVERT VP     HI INC,     COMMODITY      U.S. EQ     FLOATING-RATE
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 SRI BAL       CL 2         RETURN        FLEX I          INC
 OPERATIONS
Investment income (loss) -- net                    $   39,128   $  418,362   $   734,186   $   (55,270)   $    992,368
Net realized gain (loss) on sales of investments     (154,459)      51,545      (869,929)   (1,197,327)      3,881,456
Distributions from capital gains                           --           --            --            --              --
Net change in unrealized appreciation or
  depreciation of investments                         840,728      157,675     2,019,429     2,479,273      (1,872,323)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     725,397      627,582     1,883,686     1,226,676       3,001,501
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            715,667      555,840       935,359       786,148       3,098,203
Net transfers(1)                                     (530,382)     729,400       966,886    (1,152,844)    (38,934,920)
Transfers for policy loans                            (34,177)     (72,021)     (150,950)      (79,532)       (380,320)
Policy charges                                       (264,171)    (196,694)     (331,356)     (449,989)     (1,033,374)
Contract terminations:
    Surrender benefits                               (271,892)    (329,288)     (585,705)     (830,221)     (1,562,559)
    Death benefits                                         --         (920)           --          (485)        (23,204)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (384,955)     686,317       834,234    (1,726,923)    (38,836,174)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     6,786,209    5,534,478    11,392,421    10,326,352      53,480,440
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $7,126,651   $6,848,377   $14,110,341   $ 9,826,105    $ 17,645,767
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              6,956,867    4,800,458    12,827,354    10,068,215      52,241,598
Contract purchase payments                            705,762      456,231     1,082,116       694,524       2,931,071
Net transfers(1)                                     (679,579)     528,159       502,511    (2,288,476)    (36,932,235)
Transfers for policy loans                            (34,922)     (58,744)     (165,441)      (72,010)       (347,207)
Policy charges                                       (261,441)    (161,161)     (378,747)     (396,812)       (966,004)
Contract terminations:
    Surrender benefits                               (258,101)    (266,062)     (657,404)     (734,303)     (1,435,211)
    Death benefits                                         --         (791)           --          (449)        (22,225)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    6,428,586    5,298,090    13,210,389     7,270,689      15,469,787
----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
18  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   FID VIP        FID VIP        FID VIP       FID VIP       FTVIPT FRANK
                                                 CONTRAFUND,    GRO & INC,      MID CAP,      OVERSEAS,    GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              SERV CL 2       SERV CL        SERV CL       SERV CL           CL 2
 OPERATIONS
Investment income (loss) -- net                 $     49,374   $   (137,686)  $   (885,092)  $   102,355      $   896,833
Net realized gain (loss) on sales of
  investments                                     (3,352,302)    (2,465,047)     6,339,097    (1,358,959)      (6,750,568)
Distributions from capital gains                      29,590             --        491,585        46,626               --
Net change in unrealized appreciation or
  depreciation of investments                     12,542,715      9,156,057     29,506,735     3,961,606       14,120,129
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        9,269,377      6,553,324     35,452,325     2,751,628        8,266,394
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         6,778,788      3,725,784      7,837,240     1,669,411        5,265,807
Net transfers(1)                                 (26,819,487)    (7,587,701)   (33,651,323)   (3,585,761)      (4,847,908)
Transfers for policy loans                          (771,182)      (250,179)    (1,183,281)     (197,735)        (357,408)
Policy charges                                    (2,187,980)    (2,214,092)    (5,236,586)     (956,884)      (1,990,220)
Contract terminations:
    Surrender benefits                            (3,202,623)    (4,518,208)   (11,578,169)   (2,043,837)      (2,783,311)
    Death benefits                                    (5,827)       (18,286)       (47,215)         (493)          (8,700)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (26,208,311)   (10,862,682)   (43,859,334)   (5,115,299)      (4,721,740)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   86,835,987     56,897,627    158,794,653    28,364,154       44,680,705
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 69,897,053   $ 52,588,269   $150,387,644   $26,000,483      $48,225,359
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           103,401,103     61,093,095     76,756,274    28,806,322       28,728,830
Contract purchase payments                         7,843,563      3,854,783      3,557,803     1,689,758        3,202,484
Net transfers(1)                                 (36,052,210)   (10,448,895)   (11,096,355)   (4,957,038)      (2,672,112)
Transfers for policy loans                          (872,801)      (248,605)      (549,039)     (198,751)        (209,783)
Policy charges                                    (2,492,628)    (2,290,108)    (2,392,575)     (966,349)      (1,211,635)
Contract terminations:
    Surrender benefits                            (3,532,233)    (4,417,572)    (5,401,825)   (2,002,154)      (1,692,139)
    Death benefits                                    (6,939)       (20,053)       (20,062)         (580)          (5,714)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  68,287,855     47,522,645     60,854,221    22,371,208       26,139,931
---------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS

                                             FTVIPT FRANK       FTVIPT         GS VIT          GS VIT          GS VIT
                                              SM CAP VAL,   MUTUAL SHARES   MID CAP VAL,   STRUCTD SM CAP   STRUCTD U.S.
YEAR ENDED DEC. 31, 2010 (CONTINUED)             CL 2         SEC, CL 2         INST          EQ, INST        EQ, INST
 OPERATIONS
Investment income (loss) -- net               $   (36,983)   $   130,248    $   (281,505)    $  (16,071)     $   196,635
Net realized gain (loss) on sales of
  investments                                    (277,028)      (349,657)     (8,352,800)      (317,221)      (2,021,639)
Distributions from capital gains                       --             --              --             --               --
Net change in unrealized appreciation or
  depreciation of investments                   8,850,280      2,052,956      30,359,986      1,660,210        5,658,411
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     8,536,269      1,833,547      21,725,681      1,326,918        3,833,407
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      3,295,745      2,349,273      10,100,320        385,892        3,493,375
Net transfers(1)                               (3,956,975)      (490,774)    (43,886,213)      (608,405)      (4,860,778)
Transfers for policy loans                       (284,760)      (197,096)     (1,128,999)       (40,102)        (207,414)
Policy charges                                 (1,372,070)      (702,676)     (4,204,195)      (203,739)      (1,434,326)
Contract terminations:
    Surrender benefits                         (2,208,231)      (899,555)     (7,063,303)      (386,053)      (2,288,132)
    Death benefits                                   (739)        (1,402)        (41,989)        (2,398)          (9,137)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (4,527,030)        57,770     (46,224,379)      (854,805)      (5,306,412)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                34,434,715     17,966,415     126,835,271      5,122,628       36,440,536
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $38,443,954    $19,857,732    $102,336,573     $5,594,741      $34,967,531
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         18,332,666     15,241,974      59,940,053      4,291,276       46,493,615
Contract purchase payments                      1,631,846      1,947,323       4,499,411        294,549        4,341,960
Net transfers(1)                               (1,523,312)      (505,166)    (17,760,691)      (570,538)      (7,808,342)
Transfers for policy loans                       (143,615)      (161,748)       (508,360)       (28,930)        (261,109)
Policy charges                                   (689,913)      (580,761)     (1,904,002)      (154,682)      (1,757,709)
Contract terminations:
    Surrender benefits                         (1,120,865)      (733,431)     (3,281,156)      (290,034)      (2,703,077)
    Death benefits                                   (377)        (1,186)        (18,014)        (2,034)         (11,430)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               16,486,430     15,207,005      40,967,241      3,539,607       38,293,908
------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
20  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    INVESCO VI    INVESCO VI    INVESCO VI     INVESCO VI     INVESCO VI
                                                    CAP APPR,      CAP DEV,      CORE EQ,      FIN SERV,      INTL GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  SER I         SER I          SER I         SER I          SER II
 OPERATIONS
Investment income (loss) -- net                    $   (11,263)  $   (56,847)  $    204,291   $   (28,191)  $    (122,695)
Net realized gain (loss) on sales of investments      (484,978)     (253,615)     2,419,925      (295,857)      2,291,847
Distributions from capital gains                            --            --             --            --              --
Net change in unrealized appreciation or
  depreciation of investments                        1,979,396     1,395,568      8,839,163       619,044      (7,711,699)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    1,483,155     1,085,106     11,463,379       294,996      (5,542,547)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             833,513       475,719      9,954,167       399,498       6,068,757
Net transfers(1)                                    (1,363,360)   (1,017,707)   (12,888,120)     (531,287)    (87,239,269)
Transfers for policy loans                             (53,822)     (134,547)    (1,014,820)      (64,028)       (360,016)
Policy charges                                        (457,152)     (315,043)    (9,058,446)     (138,654)     (1,653,191)
Contract terminations:
    Surrender benefits                                (775,068)     (616,113)   (13,027,312)     (163,070)     (2,574,222)
    Death benefits                                          --            --       (140,290)           --         (24,471)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,815,889)   (1,607,691)   (26,174,821)     (497,541)    (85,782,412)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     11,765,088     7,408,234    156,013,482     3,787,253     109,055,049
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $11,432,354   $ 6,885,649   $141,302,040   $ 3,584,708   $  17,730,090
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              19,454,189     6,539,103     92,896,781     6,755,701     131,263,561
Contract purchase payments                           1,324,393       401,066      6,038,471       685,309       7,331,584
Net transfers(1)                                    (3,779,279)   (1,116,491)    (4,540,611)   (1,138,725)   (115,699,869)
Transfers for policy loans                             (96,674)     (107,443)      (625,734)     (124,672)       (437,938)
Policy charges                                        (710,585)     (263,336)    (5,482,219)     (238,411)     (1,963,304)
Contract terminations:
    Surrender benefits                              (1,126,908)     (508,076)    (7,918,642)     (279,436)     (3,007,688)
    Death benefits                                          --            --        (81,298)           --         (29,836)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    15,065,136     4,944,823     80,286,748     5,659,766      17,456,510
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS

                                              INVESCO VI   INVESCO VANK VI   JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                 TECH,        COMSTOCK,      ENTERPRISE,   GLOBAL TECH,       JANUS,
YEAR ENDED DEC. 31, 2010 (CONTINUED)             SER I          SER II           SERV          SERV            SERV
 OPERATIONS
Investment income (loss) -- net               $  (34,509)    $   (105,910)   $   (80,683)   $   (93,685)  $    (375,334)
Net realized gain (loss) on sales of
  investments                                    147,310       (2,476,102)       403,947        362,093      (2,216,756)
Distributions from capital gains                      --               --             --             --              --
Net change in unrealized appreciation or
  depreciation of investments                    677,462        3,120,651      1,822,928      2,116,635       1,143,238
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      790,263          538,639      2,146,192      2,385,043      (1,448,852)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       471,612        2,544,986        563,688        942,952       6,276,436
Net transfers(1)                                 438,200      (41,855,464)    (1,169,588)      (192,541)   (104,776,327)
Transfers for policy loans                      (145,130)         (95,202)      (174,034)      (129,649)       (379,586)
Policy charges                                  (146,326)        (652,751)      (429,382)      (427,310)     (1,541,237)
Contract terminations:
    Surrender benefits                          (141,101)        (861,741)      (710,244)      (668,941)     (2,120,033)
    Death benefits                                    --           (5,482)        (7,648)        (4,765)        (13,654)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   477,255      (40,925,654)    (1,927,208)      (480,254)   (102,554,401)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                3,444,042       45,309,456     10,228,760     10,742,576     113,948,481
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $4,711,560     $  4,922,441    $10,447,744    $12,647,365   $   9,945,228
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         3,266,360       60,210,817     16,060,792     22,230,599     134,460,615
Contract purchase payments                       441,335        3,303,880        797,789      1,827,256       7,364,591
Net transfers(1)                                 294,169      (56,103,827)    (4,346,987)    (3,712,530)   (127,269,818)
Transfers for policy loans                      (133,661)        (127,794)      (247,642)      (280,774)       (447,498)
Policy charges                                  (135,675)        (833,457)      (586,746)      (797,379)     (1,787,670)
Contract terminations:
    Surrender benefits                          (130,450)      (1,077,828)      (966,333)    (1,186,753)     (2,407,786)
    Death benefits                                    --           (7,281)       (11,213)       (10,176)        (16,301)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               3,602,078        5,364,510     10,699,660     18,070,243       9,896,133
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
22  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                 JANUS ASPEN         MFS            MFS           MFS          MS UIF
                                                  OVERSEAS,    INV GRO STOCK,     NEW DIS,     UTILITIES,    GLOBAL REAL
YEAR ENDED DEC. 31, 2010 (CONTINUED)                SERV           SERV CL        SERV CL       SERV CL      EST, CL II
 OPERATIONS
Investment income (loss) -- net                 $   (319,269)   $    (168,516)  $  (162,944)  $   378,970   $    632,408
Net realized gain (loss) on sales of
  investments                                      5,447,684       19,274,681       338,559      (431,903)      (364,533)
Distributions from capital gains                          --               --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                     17,027,825      (19,660,303)    5,710,565     2,210,874        952,157
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       22,156,240         (554,138)    5,886,180     2,157,941      1,220,032
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         6,669,234        8,759,094     1,543,578     1,660,142      1,493,284
Net transfers(1)                                  (7,728,037)    (129,100,793)     (654,740)     (196,678)   (16,812,852)
Transfers for policy loans                        (1,320,604)        (588,463)     (187,590)     (220,997)      (138,041)
Policy charges                                    (3,171,808)      (2,520,832)     (734,797)     (687,381)      (408,417)
Contract terminations:
    Surrender benefits                            (6,053,075)      (4,359,610)   (1,548,850)     (866,624)      (590,733)
    Death benefits                                   (30,420)         (24,487)       (6,679)      (11,894)        (3,018)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (11,634,710)    (127,835,091)   (1,589,078)     (323,432)   (16,459,777)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  100,207,525      155,670,530    18,294,984    17,698,231     23,757,471
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $110,729,055    $  27,281,301   $22,592,086   $19,532,740   $  8,517,726
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            66,841,103      226,867,261    18,411,315     7,666,242     34,565,764
Contract purchase payments                         4,113,038       12,700,622     1,410,621       714,383      2,100,798
Net transfers(1)                                  (6,585,532)    (195,695,401)   (1,753,004)      296,665    (25,621,781)
Transfers for policy loans                          (786,714)        (849,320)     (153,656)      (97,518)      (184,652)
Policy charges                                    (1,931,240)      (3,607,034)     (662,761)     (301,099)      (562,957)
Contract terminations:
    Surrender benefits                            (3,591,954)      (5,806,099)   (1,281,938)     (393,508)      (793,328)
    Death benefits                                   (18,907)         (36,368)       (6,341)       (4,631)        (4,243)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  58,039,794       33,573,661    15,964,236     7,880,534      9,499,601
------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS

                                             MS UIF      OPPEN GLOBAL      OPPEN GLOBAL      OPPEN MAIN ST        PIMCO
                                          MID CAP GRO,      SEC VA,     STRATEGIC INC VA,   SM MID CAP VA,   VIT ALL ASSET,
YEAR ENDED DEC. 31, 2010 (CONTINUED)          CL II          SERV              SRV               SERV          ADVISOR CL
 OPERATIONS
Investment income (loss) -- net            $  (44,611)    $   14,220      $  12,679,544       $  (26,055)     $  2,186,034
Net realized gain (loss) on sales of
  investments                                  (5,524)       (56,742)        (4,458,539)          21,264          (535,888)
Distributions from capital gains                   --             --                 --               --                --
Net change in unrealized appreciation or
  depreciation of investments               1,567,627        831,096          2,492,356        1,172,507         3,470,899
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 1,517,492        788,574         10,713,361        1,167,716         5,121,045
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                    428,366        652,324          9,740,701          663,248         5,330,006
Net transfers(1)                            1,885,843        938,804       (105,109,430)        (762,689)      (72,073,177)
Transfers for policy loans                     (9,521)      (119,317)        (1,093,209)         (56,926)         (454,655)
Policy charges                               (177,566)      (200,780)        (3,358,288)        (211,248)       (1,488,800)
Contract terminations:
    Surrender benefits                       (227,789)      (304,546)        (5,223,425)        (192,131)       (2,420,307)
    Death benefits                                 --           (848)           (22,635)              --           (10,836)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                              1,899,333        965,637       (105,066,286)        (559,746)      (71,117,769)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year             4,214,615      4,703,363        154,952,698        5,677,410        90,029,768
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $7,631,440     $6,457,574      $  60,599,773       $6,285,380      $ 24,033,044
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year      4,620,588      4,322,955        134,754,116        5,749,915        84,797,787
Contract purchase payments                    422,057        583,347          8,099,707          635,597         4,870,424
Net transfers(1)                            1,469,970        703,693        (88,736,302)        (838,326)      (66,024,317)
Transfers for policy loans                    (10,875)      (104,123)          (895,442)         (54,617)         (405,121)
Policy charges                               (168,450)      (178,285)        (2,777,116)        (199,363)       (1,345,443)
Contract terminations:
    Surrender benefits                       (207,049)      (253,967)        (4,279,155)        (177,073)       (2,150,913)
    Death benefits                                 --           (527)           (18,843)              --           (10,028)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year            6,126,241      5,073,093         46,146,965        5,116,133        19,732,389
---------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
24  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   PUT VT           PUT VT       PUT VT         PUT VT           PUT VT
                                             GLOBAL HLTH CARE,    HI YIELD,     INTL EQ,    MULTI-CAP GRO,   MULTI-CAP GRO,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)             CL IB            CL IB         CL IB          CL IA          CL IB(2)
 OPERATIONS
Investment income (loss) -- net                  $   37,549      $   731,236   $   69,048    $   (181,187)     $  (14,528)
Net realized gain (loss) on sales of
  investments                                        (6,325)        (231,465)    (175,603)    (10,537,882)         90,045
Distributions from capital gains                         --               --           --              --              --
Net change in unrealized appreciation or
  depreciation of investments                         8,100          842,150      322,137      26,030,827         732,699
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          39,324        1,341,921      215,582      15,311,758         808,216
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          345,678          536,293      330,530       7,550,031         167,029
Net transfers(1)                                   (111,686)        (931,115)    (252,376)     (6,903,285)      6,147,891
Transfers for policy loans                          (51,861)        (129,476)     (25,159)       (566,268)        (36,064)
Policy charges                                     (131,502)        (413,726)    (105,826)     (6,005,858)        (72,538)
Contract terminations:
    Surrender benefits                             (199,121)        (907,406)    (141,306)     (7,502,860)       (142,600)
    Death benefits                                       --           (1,137)        (186)        (47,979)             --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     (148,492)      (1,846,567)    (194,323)    (13,476,219)      6,063,718
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   3,582,550       11,301,334    2,685,126      92,082,353              --
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $3,473,382      $10,796,688   $2,706,385    $ 93,917,892      $6,871,934
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            2,891,248        7,313,701    2,171,546      73,635,329              --
Contract purchase payments                          283,163          332,682      274,796       5,798,486         155,583
Net transfers(1)                                   (102,936)        (474,265)    (217,014)     (6,790,227)      6,157,212
Transfers for policy loans                          (43,349)         (80,582)     (21,073)       (424,261)        (33,729)
Policy charges                                     (107,630)        (257,693)     (87,684)     (4,631,610)        (68,168)
Contract terminations:
    Surrender benefits                             (163,873)        (566,989)    (115,683)     (5,717,488)       (133,753)
    Death benefits                                       --             (653)        (171)        (37,515)             --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  2,756,623        6,266,201    2,004,717      61,832,714       6,077,145
---------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.
(2) For the period Sept. 24, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS

                                                    ROYCE          DISC           DISC           DISC           DISC
                                                  MICRO-CAP,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              INVEST CL        AGGR          CONSERV          MOD         MOD AGGR
 OPERATIONS
Investment income (loss) -- net                  $   665,299    $  (50,060)    $  (28,478)    $  (126,568)   $  (128,944)
Net realized gain (loss) on sales of
  investments                                      1,553,808       156,654        107,805         267,225        330,726
Distributions from capital gains                          --            --             --              --             --
Net change in unrealized appreciation or
  depreciation of investments                     15,084,178       554,212        180,162       1,260,981      1,298,650
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 17,303,285       660,806        259,489       1,401,638      1,500,432
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         3,655,283       633,167        185,289       1,220,397      1,294,873
Net transfers(1)                                  (5,638,419)      183,756      1,135,233       2,547,025      1,637,164
Transfers for policy loans                          (677,227)      (20,747)       (10,447)       (124,171)      (545,873)
Policy charges                                    (2,455,020)     (151,226)      (167,091)       (624,744)      (455,887)
Contract terminations:
    Surrender benefits                            (4,834,710)     (201,975)      (282,756)       (721,314)      (573,850)
    Death benefits                                   (11,242)           --             --          (2,317)            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (9,961,335)      442,975        860,228       2,294,876      1,356,427
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   67,145,925     5,493,078      2,648,482      12,713,713     14,504,347
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $74,487,875    $6,596,859     $3,768,199     $16,410,227    $17,361,206
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            27,157,177     6,256,201      2,692,921      13,836,413     16,088,821
Contract purchase payments                         1,428,022       699,112        181,453       1,308,486      1,399,188
Net transfers(1)                                    (277,474)     (120,840)     1,115,664       2,228,430        745,400
Transfers for policy loans                          (284,200)      (22,908)       (10,474)       (126,939)      (598,086)
Policy charges                                      (972,186)     (165,577)      (163,254)       (655,072)      (484,965)
Contract terminations:
    Surrender benefits                            (1,924,647)     (224,669)      (279,773)       (745,830)      (589,148)
    Death benefits                                    (4,320)           --             --          (1,765)            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  25,122,372     6,421,319      3,536,537      15,843,723     16,561,210
------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
26  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    DISC          COL VP         COL VP          COL VP          COL VP
                                                ASSET ALLOC,       BAL,        CASH MGMT,      DIV BOND,      DIV EQ INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)             MOD CONSERV       CL 3           CL 3            CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net                  $  (47,970)   $ (1,389,521)  $   (697,032)  $   7,194,797   $  (2,323,634)
Net realized gain (loss) on sales of
  investments                                       186,656      (4,198,181)        14,451      17,133,345     (23,969,580)
Distributions from capital gains                         --              --             --              --              --
Net change in unrealized appreciation or
  depreciation of investments                       310,927      23,079,855        (14,452)     (5,113,906)     57,318,947
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         449,613      17,492,153       (697,033)     19,214,236      31,025,733
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          376,742      12,832,791     17,748,995      21,842,276      28,222,110
Net transfers(1)                                  1,445,682     (11,295,862)    (9,387,809)   (234,161,151)   (160,244,739)
Transfers for policy loans                          (18,442)       (160,937)       (17,864)     (2,805,322)     (2,331,844)
Policy charges                                     (259,479)    (14,809,685)    (9,483,864)    (12,035,709)    (10,759,727)
Contract terminations:
    Surrender benefits                             (542,909)    (11,833,608)   (14,390,697)    (16,056,810)    (16,934,850)
    Death benefits                                       --        (490,413)      (308,470)       (281,166)        (60,858)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    1,001,594     (25,757,714)   (15,839,709)   (243,497,882)   (162,109,908)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   4,729,708     171,763,004     90,667,494     381,120,376     365,134,205
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $6,180,915    $163,497,443   $ 74,130,752   $ 156,836,730   $ 234,050,030
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            5,012,415     176,742,892     78,439,959     261,434,376     261,044,587
Contract purchase payments                          387,065      13,056,331     15,516,286      14,533,538      19,720,625
Net transfers(1)                                  1,341,570     (13,461,582)    (6,973,663)   (152,264,597)   (115,377,707)
Transfers for policy loans                          (19,251)       (204,396)        25,273      (1,851,013)     (1,632,559)
Policy charges                                     (265,422)    (14,941,623)    (8,313,490)     (8,014,230)     (7,526,055)
Contract terminations:
    Surrender benefits                             (540,648)    (11,750,318)   (12,770,351)    (10,968,828)    (11,794,002)
    Death benefits                                       --        (477,761)      (273,270)       (206,792)        (42,841)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  5,915,729     148,963,543     65,650,744     102,662,454     144,392,048
--------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  27

STATEMENTS OF CHANGES IN NET ASSETS

                                               COL VP         COL VP         COL VP GLOBAL          COL VP          COL VP
                                               DYN EQ,     GLOBAL BOND,   INFLATION PROT SEC,   HI YIELD BOND,     INC OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            CL 3           CL 3               CL 3               CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net             $ (2,135,099)  $  2,094,751      $     (71,142)       $ 5,210,271    $  1,284,674
Net realized gain (loss) on sales of
  investments                                (12,600,429)     1,310,512         (1,069,003)           781,989      12,501,621
Distributions from capital gains                      --             --             33,369                 --              --
Net change in unrealized appreciation or
  depreciation of investments                 52,676,871     (2,065,950)         3,515,057          1,719,398      (9,835,539)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   37,941,343      1,339,313          2,408,281          7,711,658       3,950,756
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                    25,964,529      6,121,621          6,274,092          4,617,977       5,398,508
Net transfers(1)                             (19,187,682)   (63,365,797)      (107,767,789)        (7,214,488)    (88,749,000)
Transfers for policy loans                      (699,852)      (899,988)          (629,033)          (541,018)       (844,821)
Policy charges                               (22,021,312)    (2,579,655)        (1,902,877)        (2,663,815)     (1,659,174)
Contract terminations:
    Surrender benefits                       (20,164,344)    (4,104,637)        (2,957,318)        (3,806,330)     (1,997,157)
    Death benefits                              (302,488)       (10,920)           (16,083)           (21,859)        (13,455)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               (36,411,149)   (64,839,376)      (106,999,008)        (9,629,533)    (87,865,099)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              261,254,020    109,652,556        120,880,790         65,183,417      98,987,291
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $262,784,214   $ 46,152,493      $  16,290,063        $63,265,542    $ 15,072,948
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year       411,679,420     64,714,680        106,344,405         41,361,544      79,575,495
Contract purchase payments                    38,690,832      3,571,213          5,475,282          2,789,935       4,232,281
Net transfers(1)                             (50,825,684)   (36,620,650)       (93,053,085)        (4,143,143)    (69,573,659)
Transfers for policy loans                      (919,395)      (518,539)          (545,063)          (325,047)       (654,926)
Policy charges                               (32,965,972)    (1,526,975)        (1,659,875)        (1,612,438)     (1,292,076)
Contract terminations:
    Surrender benefits                       (29,138,960)    (2,526,403)        (2,581,251)        (2,309,465)     (1,543,711)
    Death benefits                              (403,004)        (6,197)           (13,935)           (12,773)        (10,569)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             336,117,237     27,087,129         13,966,478         35,748,613      10,732,835
-----------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
28  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                  COL VP        COL VP        COL VP          COL VP          COL VP
                                               MID CAP GRO   MID CAP VAL     S&P 500,    SHORT DURATION,    LG CAP GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            OPP, CL 3     OPP, CL 3        CL 3            CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net                $  (126,361)  $   (85,904)  $  (331,819)    $      1,451    $   (366,124)
Net realized gain (loss) on sales of
  investments                                      413,930      (300,203)      171,212          373,827        (695,395)
Distributions from capital gains                        --            --            --               --              --
Net change in unrealized appreciation or
  depreciation of investments                    3,014,685     2,319,094     5,239,388          760,650       7,419,594
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      3,302,254     1,932,987     5,078,781        1,135,928       6,358,075
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       1,316,559     1,041,614     3,724,553        4,211,010       4,185,034
Net transfers(1)                                  (607,022)   (1,540,739)   (3,849,935)     (17,061,469)     (6,486,820)
Transfers for policy loans                        (150,880)     (101,142)     (612,729)        (539,201)       (366,169)
Policy charges                                    (662,947)     (317,746)   (1,643,887)      (2,933,909)     (1,635,430)
Contract terminations:
    Surrender benefits                          (1,081,605)     (446,206)   (2,815,663)      (4,195,820)     (2,989,992)
    Death benefits                                  (1,447)           --       (33,110)        (203,677)        (31,633)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (1,187,342)   (1,364,219)   (5,230,771)     (20,723,066)     (7,325,010)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 13,983,703     9,886,964    40,714,510       61,320,908      45,397,694
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $16,098,615   $10,455,732   $40,562,520     $ 41,733,770    $ 44,430,759
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          11,363,588     9,730,749    49,543,986       47,726,935      97,663,356
Contract purchase payments                         998,410       987,482     4,432,686        3,273,944       8,714,378
Net transfers(1)                                  (923,630)   (1,658,226)   (6,452,899)     (12,314,499)    (20,336,511)
Transfers for policy loans                        (111,781)      (94,259)     (679,206)        (419,364)       (784,224)
Policy charges                                    (498,907)     (297,021)   (1,931,572)      (2,268,982)     (3,300,031)
Contract terminations:
    Surrender benefits                            (779,928)     (400,665)   (3,154,672)      (3,362,823)     (5,562,783)
    Death benefits                                  (1,123)           --       (40,539)        (169,066)        (69,109)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                10,046,629     8,268,060    41,717,784       32,466,145      76,325,076
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS

                                                 COL VP          COL VP          COL VP          COL VP           VP
                                             SELECT LG CAP   SELECT SM CAP   EMER MKTS OPP,     INTL OPP,       AGGR,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)         VAL, CL 3       VAL, CL 3          CL 3            CL 3         CL 2(2)
 OPERATIONS
Investment income (loss) -- net                $  (22,520)    $  (126,920)    $    470,706    $    632,020   $   (63,977)
Net realized gain (loss) on sales of
  investments                                      91,656        (665,962)       1,328,666       4,955,666         7,310
Distributions from capital gains                       --              --               --              --            --
Net change in unrealized appreciation or
  depreciation of investments                     456,900       4,217,356        6,452,522       7,302,269     2,268,754
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       526,036       3,424,474        8,251,894      12,889,955     2,212,087
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        263,215       1,252,631        6,693,523       7,669,386     1,636,437
Net transfers(1)                                1,586,626      (1,282,590)     (30,585,757)     (9,489,903)   21,760,301
Transfers for policy loans                        (22,904)       (138,364)      (1,116,080)       (640,675)      111,668
Policy charges                                    (74,373)       (653,041)      (2,368,450)     (6,688,243)     (218,903)
Contract terminations:
    Surrender benefits                           (101,216)     (1,002,893)      (3,756,748)     (9,191,697)     (174,032)
    Death benefits                                     --          (2,491)         (22,478)       (135,953)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  1,651,348      (1,826,748)     (31,155,990)    (18,477,085)   23,115,471
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 1,400,560      14,606,836       91,267,414     117,038,344            --
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $3,577,944     $16,204,562     $ 68,363,318    $111,451,214   $25,327,558
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          1,541,904      12,053,793       39,714,463     136,196,535            --
Contract purchase payments                        274,026         963,868        2,853,105       8,761,546     1,571,548
Net transfers(1)                                1,587,217      (1,220,206)     (13,929,873)    (16,058,312)   21,267,952
Transfers for policy loans                        (23,195)       (107,702)        (468,962)       (710,376)      102,548
Policy charges                                    (74,888)       (498,555)      (1,014,975)     (7,674,807)     (209,144)
Contract terminations:
    Surrender benefits                            (99,884)       (751,846)      (1,620,548)    (10,095,747)     (166,191)
    Death benefits                                     --          (1,715)          (9,670)       (164,306)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                3,205,180      10,437,637       25,523,540     110,254,533    22,566,713
------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

(2) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
30  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                       VP            VP            VP          VP DAVIS         VP GS
                                                      AGGR,       CONSERV,      CONSERV,     NY VENTURE,    MID CAP VAL,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)               CL 4(2)       CL 2(2)      CL 4(2)          CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                   $ (1,303,054)  $  (12,835)  $  (155,948)  $    (419,963)   $   (6,782)
Net realized gain (loss) on sales of investments       412,349       19,196       220,312       6,816,576        20,809
Distributions from capital gains                            --           --            --              --            --
Net change in unrealized appreciation or
  depreciation of investments                       30,933,414      132,019     1,484,352      (8,438,915)      160,073
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   30,042,709      138,380     1,548,716      (2,042,302)      174,100
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          22,666,893      559,267     1,663,445       6,724,174        85,384
Net transfers(1)                                   215,513,197    3,683,938    27,713,150    (121,400,072)      319,664
Transfers for policy loans                          (1,502,265)     (19,006)     (229,808)       (368,780)      (11,005)
Policy charges                                      (4,356,722)     (92,528)     (943,842)     (1,609,629)      (26,474)
Contract terminations:
    Surrender benefits                              (5,738,051)    (137,634)   (1,675,393)     (2,132,733)      (16,456)
    Death benefits                                     (12,932)          --            --         (15,820)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     226,570,120    3,994,037    26,527,552    (118,802,860)      351,113
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             --           --            --     124,915,356       572,424
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $256,612,829   $4,132,417   $28,076,268   $   4,070,194    $1,097,637
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      --           --            --     159,817,017       559,072
Contract purchase payments                          22,276,014      543,136     1,637,410       8,476,641        77,660
Net transfers(1)                                   217,761,694    3,651,596    28,003,015    (158,791,927)      272,640
Transfers for policy loans                          (1,445,078)     (18,405)     (224,496)       (466,124)       (6,936)
Policy charges                                      (4,282,344)     (89,898)     (929,023)     (2,007,361)      (23,853)
Contract terminations:
    Surrender benefits                              (5,628,014)    (134,411)   (1,645,371)     (2,591,855)      (15,238)
    Death benefits                                     (11,516)          --            --         (20,382)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   228,670,756    3,952,018    26,841,535       4,416,009       863,345
------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

(2) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  31

STATEMENTS OF CHANGES IN NET ASSETS

                                                      VP            VP             VP            VP             VP
                                                     MOD,          MOD,        MOD AGGR,      MOD AGGR,    MOD CONSERV,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)             CL 2(2)        CL 4(2)       CL 2(2)        CL 4(2)        CL 2(2)
 OPERATIONS
Investment income (loss) -- net                  $  (168,995)  $ (3,395,328)  $  (173,316)  $ (4,949,700)   $   (38,562)
Net realized gain (loss) on sales of
  investments                                         19,064      1,487,468        40,482      1,197,224         20,492
Distributions from capital gains                          --             --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      4,022,009     58,581,540     5,258,808    101,523,621        629,250
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  3,872,078     56,673,680     5,125,974     97,771,145        611,180
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         3,629,989     40,100,621     4,748,233     78,467,501        776,583
Net transfers(1)                                  60,118,279    586,602,363    60,815,601    827,613,341     13,264,215
Transfers for policy loans                          (269,372)    (2,583,139)     (589,128)    (3,856,918)      (204,531)
Policy charges                                      (794,895)   (15,181,836)     (661,394)   (17,646,887)      (218,027)
Contract terminations:
    Surrender benefits                              (913,892)   (18,822,683)     (440,027)   (25,043,323)      (139,001)
    Death benefits                                        --        (65,708)           --         (7,477)            --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    61,770,109    590,049,618    63,873,285    859,526,237     13,479,239
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $65,642,187   $646,723,298   $68,999,259   $957,297,382    $14,090,419
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    --             --            --             --             --
Contract purchase payments                         3,469,556     39,089,989     4,504,670     76,497,154        751,431
Net transfers(1)                                  58,392,618    587,503,231    59,153,294    828,705,230     12,949,382
Transfers for policy loans                          (257,365)    (2,553,723)     (573,989)    (3,807,442)      (194,447)
Policy charges                                      (757,129)   (14,787,938)     (628,001)   (17,199,903)      (209,843)
Contract terminations:
    Surrender benefits                              (868,228)   (18,261,805)     (424,269)   (24,266,935)      (133,937)
    Death benefits                                        --        (63,282)           --         (6,749)            --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  59,979,452    590,926,472    62,031,705    859,921,355     13,162,586
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

(2) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
32  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                     VP          VP PTNRS
                                                MOD CONSERV,    SM CAP VAL,     THIRD AVE       WANGER         WANGER
PERIOD ENDED DEC. 31, 2010 (CONTINUED)             CL 4(2)         CL 3            VAL           INTL            USA
 OPERATIONS
Investment income (loss) -- net                 $   (562,176)  $   (386,535)  $  1,673,536   $  1,451,963   $   (855,999)
Net realized gain (loss) on sales of
  investments                                        379,503      6,939,576     (5,520,503)     5,621,894      1,924,383
Distributions from capital gains                          --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      7,554,464        944,432     10,456,384     13,050,910     17,481,162
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        7,371,791      7,497,473      6,609,417     20,124,767     18,549,546
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         5,833,046      5,849,646      3,691,579      9,971,179      9,995,086
Net transfers(1)                                 103,341,121    (82,637,864)    (7,137,029)   (46,877,225)   (39,604,866)
Transfers for policy loans                          (655,515)      (449,964)      (434,344)    (1,293,571)      (886,294)
Policy charges                                    (2,820,369)    (1,526,269)    (2,302,505)    (3,906,208)    (3,699,305)
Contract terminations:
    Surrender benefits                            (3,821,035)    (2,132,520)    (4,175,757)    (6,503,259)    (5,911,148)
    Death benefits                                  (378,130)        (9,686)       (23,612)       (47,973)       (44,755)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   101,499,118    (80,906,657)   (10,381,668)   (48,657,057)   (40,151,282)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           --     90,170,126     60,286,673    135,403,781    118,385,203
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $108,870,909   $ 16,760,942   $ 56,514,422   $106,871,491   $ 96,783,467
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    --     63,459,356     29,474,844     94,689,050     71,518,537
Contract purchase payments                         5,685,524      3,857,726      1,842,920      6,674,742      5,818,471
Net transfers(1)                                 103,372,705    (55,054,157)    (2,339,917)   (34,069,951)   (23,040,074)
Transfers for policy loans                          (638,660)      (296,080)      (210,967)      (844,900)      (509,461)
Policy charges                                    (2,755,963)    (1,003,215)    (1,154,683)    (2,589,393)    (2,159,094)
Contract terminations:
    Surrender benefits                            (3,709,456)    (1,402,661)    (2,096,591)    (4,239,006)    (3,462,039)
    Death benefits                                  (366,412)        (6,612)       (11,012)       (31,645)       (26,259)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 101,587,738      9,554,357     25,504,594     59,588,897     48,140,081
------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

(2) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  33

STATEMENTS OF CHANGES IN NET ASSETS

                                                          WF ADV VT     WF ADV VT     WF ADV VT    WF ADV VT
                                                           CORE EQ,      INTL EQ,       OPP,      SM CAP GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                         CL 2          CL 2         CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                          $   (59,585)  $   (16,484)  $   (4,211)  $   (96,544)
Net realized gain (loss) on sales of investments             111,878     2,249,129      (58,479)      (49,852)
Distributions from capital gains                                  --     1,023,600           --            --
Net change in unrealized appreciation or depreciation
  of investments                                           2,070,293     1,078,282      713,183     2,774,093
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               2,122,586     4,334,527      650,493     2,627,697
-------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 1,373,289     1,979,921      318,241     1,152,359
Net transfers(1)                                           1,430,043    (3,270,494)         116       103,318
Transfers for policy loans                                   (82,632)     (197,066)     (28,338)     (143,270)
Policy charges                                              (432,446)   (1,190,375)    (111,613)     (365,187)
Contract terminations:
    Surrender benefits                                      (531,840)   (2,574,201)    (111,222)     (407,178)
    Death benefits                                                --            --           --            --
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             1,756,414    (5,252,215)      67,184       340,042
-------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           13,136,795    31,779,977    2,849,333    10,068,529
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $17,015,795   $30,862,289   $3,567,010   $13,036,268
-------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    11,202,647    24,621,647    2,162,971     6,818,317
Contract purchase payments                                 1,149,113     1,503,438      227,531       729,287
Net transfers(1)                                             825,367    (2,448,718)     (13,760)      (16,035)
Transfers for policy loans                                   (68,901)     (148,357)     (20,330)      (89,212)
Policy charges                                              (360,333)     (907,838)     (79,489)     (229,932)
Contract terminations:
    Surrender benefits                                      (444,333)   (1,954,443)     (79,001)     (253,823)
    Death benefits                                                --            --           --            --
-------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          12,303,560    20,665,729    2,197,922     6,958,602
-------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
34  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                     AB VPS        AB VPS         AB VPS        AC VP          AC VP
                                                   GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,          VAL,
YEAR ENDED DEC. 31, 2009                              CL B          CL B           CL B          CL I          CL I
 OPERATIONS
Investment income (loss) -- net                   $   352,353   $    192,045    $  (11,320)  $   228,440   $  2,858,971
Net realized gain (loss) on sales of investments   (1,514,249)    (6,441,726)      (58,766)     (908,971)    (8,121,383)
Distributions from capital gains                           --             --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                       3,525,566     37,833,808       480,990     5,767,594     15,152,435
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   2,363,670     31,584,127       410,904     5,087,063      9,890,023
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          2,756,160     16,557,078       128,937     1,416,065      4,859,519
Net transfers(1)                                   (2,370,662)     2,563,395       407,396    (3,816,906)    (7,387,562)
Transfers for policy loans                            (66,651)      (664,147)       (9,247)      (89,855)      (291,472)
Policy charges                                       (660,357)    (4,101,245)      (47,254)     (711,630)    (2,882,279)
Contract terminations:
    Surrender benefits                               (793,721)    (4,932,782)      (33,656)   (1,464,214)    (4,435,543)
    Death benefits                                     (1,042)       (11,600)         (239)       (3,394)       (12,922)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (1,136,273)     9,410,699       445,937    (4,669,934)   (10,150,259)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    13,260,664     66,302,312       936,455    18,834,892     62,260,053
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $14,488,061   $107,297,138    $1,793,296   $19,252,021   $ 61,999,817
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             16,010,037     60,384,115     1,475,293    30,010,174     51,495,837
Contract purchase payments                          3,259,230     14,281,523       180,238     2,118,684      4,064,776
Net transfers(1)                                   (2,825,257)     6,665,338       520,616    (6,185,427)    (5,679,376)
Transfers for policy loans                            (72,970)      (516,562)      (13,353)     (128,021)      (231,807)
Policy charges                                       (775,726)    (3,492,638)      (66,082)   (1,057,928)    (2,411,389)
Contract terminations:
    Surrender benefits                               (933,288)    (4,032,766)      (43,827)   (2,069,095)    (3,623,581)
    Death benefits                                     (1,471)        (9,774)         (313)       (5,837)       (10,760)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   14,660,555     73,279,236     2,052,572    22,682,550     43,603,700
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  35

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  COL VP          CS            CS           EV VT
                                                   CALVERT VP     HI INC,     COMMODITY      U.S. EQ     FLOATING-RATE
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 SRI BAL       CL 2         RETURN        FLEX I          INC
 OPERATIONS
Investment income (loss) -- net                    $   78,722   $  440,276   $ 1,040,730   $    16,584    $ 1,486,276
Net realized gain (loss) on sales of investments     (377,996)     (62,749)     (559,949)   (1,422,158)      (230,848)
Distributions from capital gains                           --           --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                       1,648,153    1,175,780     1,172,559     3,226,891     10,500,310
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   1,348,879    1,553,307     1,653,340     1,821,317     11,755,738
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            804,861      501,169       878,649       854,144      5,404,735
Net transfers(1)                                     (598,288)   1,239,614     2,862,022       841,463     19,130,058
Transfers for policy loans                            (24,723)     (20,378)     (111,854)       (9,260)      (300,991)
Policy charges                                       (288,297)    (175,910)     (311,225)     (457,835)    (1,535,969)
Contract terminations:
    Surrender benefits                               (344,859)    (195,479)     (415,131)     (707,524)    (2,011,166)
    Death benefits                                     (3,657)          --          (157)      (18,303)        (5,618)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (454,963)   1,349,016     2,902,304       502,685     20,681,049
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     5,892,293    2,632,155     6,836,777     8,002,350     21,043,653
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $6,786,209   $5,534,478   $11,392,421   $10,326,352    $53,480,440
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              7,609,897    3,270,083     9,269,265    10,135,611     29,685,177
Contract purchase payments                            957,015      516,326     1,142,664     1,056,712      5,948,250
Net transfers(1)                                     (839,642)   1,403,522     3,483,297       298,137     20,778,246
Transfers for policy loans                            (26,597)     (19,462)     (129,502)       (7,614)      (324,125)
Policy charges                                       (345,564)    (180,397)     (406,913)     (565,031)    (1,691,132)
Contract terminations:
    Surrender benefits                               (393,665)    (189,614)     (531,252)     (833,357)    (2,148,901)
    Death benefits                                     (4,577)          --          (205)      (16,243)        (5,917)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    6,956,867    4,800,458    12,827,354    10,068,215     52,241,598
----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
36  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   FID VIP        FID VIP        FID VIP       FID VIP       FTVIPT FRANK
                                                 CONTRAFUND,    GRO & INC,      MID CAP,      OVERSEAS,    GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              SERV CL 2       SERV CL        SERV CL       SERV CL           CL 2
 OPERATIONS
Investment income (loss) -- net                 $     91,378   $     27,986   $   (485,063)  $   277,078      $ 4,627,828
Net realized gain (loss) on sales of
  investments                                    (20,053,413)    (6,260,915)    (6,745,810)   (2,907,697)      (9,759,570)
Distributions from capital gains                      21,173             --        714,606        86,427               --
Net change in unrealized appreciation or
  depreciation of investments                     44,816,848     18,656,516     54,208,248     8,520,846       11,978,968
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       24,875,986     12,423,587     47,691,981     5,976,654        6,847,226
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        13,340,179      4,727,836     10,578,102     2,090,840        6,811,660
Net transfers(1)                                 (37,602,443)   (10,270,827)   (23,058,313)   (5,280,348)      (6,005,005)
Transfers for policy loans                          (696,833)      (317,024)    (1,004,951)      (62,373)        (130,001)
Policy charges                                    (3,518,971)    (2,618,614)    (6,156,673)   (1,141,526)      (2,117,872)
Contract terminations:
    Surrender benefits                            (3,633,630)    (4,447,212)    (9,843,342)   (2,211,353)      (2,677,527)
    Death benefits                                   (40,356)       (20,099)       (78,550)       (2,819)         (10,414)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (32,152,054)   (12,945,940)   (29,563,727)   (6,607,579)      (4,129,159)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   94,112,055     57,419,980    140,666,399    28,995,079       41,962,638
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 86,835,987   $ 56,897,627   $158,794,653   $28,364,154      $44,680,705
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           153,177,587     79,158,965     91,782,478    37,532,245       31,692,947
Contract purchase payments                        20,680,638      6,183,936      6,199,255     2,659,280        5,612,049
Net transfers(1)                                 (58,664,734)   (14,776,037)   (11,431,110)   (7,207,040)      (4,623,752)
Transfers for policy loans                        (1,011,979)      (394,781)      (567,965)      (81,865)         (88,680)
Policy charges                                    (5,398,336)    (3,424,794)    (3,603,255)   (1,442,132)      (1,721,962)
Contract terminations:
    Surrender benefits                            (5,324,458)    (5,625,671)    (5,580,466)   (2,649,874)      (2,132,747)
    Death benefits                                   (57,615)       (28,523)       (42,663)       (4,292)          (9,025)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 103,401,103     61,093,095     76,756,274    28,806,322       28,728,830
---------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  37

STATEMENTS OF CHANGES IN NET ASSETS

                                             FTVIPT FRANK       FTVIPT         GS VIT          GS VIT          GS VIT
                                              SM CAP VAL,   MUTUAL SHARES   MID CAP VAL,   STRUCTD SM CAP   STRUCTD U.S.
YEAR ENDED DEC. 31, 2009 (CONTINUED)             CL 2         SEC, CL 2         INST          EQ, INST        EQ, INST
 OPERATIONS
Investment income (loss) -- net               $   242,823    $   158,616    $  1,003,992     $   12,505     $    371,090
Net realized gain (loss) on sales of
  investments                                  (2,273,032)      (567,114)     (9,585,997)      (681,912)      (4,182,931)
Distributions from capital gains                1,442,067             --              --             --               --
Net change in unrealized appreciation or
  depreciation of investments                   8,453,605      3,956,088      40,332,204      1,783,489       10,054,156
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     7,865,463      3,547,590      31,750,199      1,114,082        6,242,315
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      4,120,699      2,773,763      15,206,523        477,043        4,654,220
Net transfers(1)                               (4,963,241)      (230,883)    (15,281,079)      (440,863)      (7,661,867)
Transfers for policy loans                       (130,520)       (88,899)       (661,471)       (18,775)        (147,430)
Policy charges                                 (1,494,222)      (709,504)     (5,185,371)      (222,223)      (1,677,633)
Contract terminations:
    Surrender benefits                         (2,248,266)      (580,794)     (6,921,470)      (409,570)      (2,214,304)
    Death benefits                                 (2,205)            --         (20,391)        (2,546)          (6,077)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (4,717,755)     1,163,683     (12,863,259)      (616,934)      (7,053,091)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                31,287,007     13,255,142     107,948,331      4,625,480       37,251,312
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $34,434,715    $17,966,415    $126,835,271     $5,122,628     $ 36,440,536
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         21,084,743     14,083,383      65,877,813      4,941,035       57,899,357
Contract purchase payments                      2,717,406      2,821,624       8,799,554        515,804        7,210,962
Net transfers(1)                               (2,999,021)      (286,431)     (7,438,019)      (498,301)     (12,513,082)
Transfers for policy loans                        (74,246)       (85,361)       (358,463)       (11,725)        (206,201)
Policy charges                                   (973,759)      (717,116)     (2,997,054)      (234,855)      (2,577,374)
Contract terminations:
    Surrender benefits                         (1,420,916)      (574,125)     (3,932,410)      (418,451)      (3,310,540)
    Death benefits                                 (1,541)            --         (11,368)        (2,231)          (9,507)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               18,332,666     15,241,974      59,940,053      4,291,276       46,493,615
------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
38  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    INVESCO VI    INVESCO VI    INVESCO VI    INVESCO VI    INVESCO VI
                                                    CAP APPR,      CAP DEV,      CORE EQ,      FIN SERV,     INTL GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  SER I         SER I          SER I         SER I        SER II
 OPERATIONS
Investment income (loss) -- net                    $   (34,943)  $   (62,570)  $  1,274,422   $   79,473   $    681,704
Net realized gain (loss) on sales of investments    (1,307,431)     (979,868)    (3,880,898)    (515,489)      (568,965)
Distributions from capital gains                            --            --             --           --             --
Net change in unrealized appreciation or
  depreciation of investments                        3,417,296     3,444,137     37,430,280    1,291,119     23,349,162
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    2,074,922     2,401,699     34,823,804      855,103     23,461,901
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           1,077,305       641,131     12,289,780      438,766     10,470,208
Net transfers(1)                                    (2,574,177)   (1,471,403)   (16,193,121)     553,138     50,692,580
Transfers for policy loans                            (111,527)      (26,283)      (736,799)      (7,072)      (568,188)
Policy charges                                        (560,026)     (354,335)   (10,305,684)    (119,392)    (2,584,466)
Contract terminations:
    Surrender benefits                                (828,581)     (679,530)   (11,555,351)    (114,760)    (3,522,017)
    Death benefits                                      (5,464)         (119)       (78,969)          --        (14,053)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (3,002,470)   (1,890,539)   (26,580,144)     750,680     54,474,064
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     12,692,636     6,897,074    147,769,822    2,181,470     31,119,084
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $11,765,088   $ 7,408,234   $156,013,482   $3,787,253   $109,055,049
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              26,040,801     8,728,641    108,878,028    5,025,965     50,901,864
Contract purchase payments                           2,155,935       722,698      8,649,877    1,021,763     14,960,915
Net transfers(1)                                    (5,833,637)   (1,746,333)    (8,821,205)   1,236,670     74,696,404
Transfers for policy loans                            (206,293)      (28,181)      (479,892)      (9,779)      (770,617)
Policy charges                                      (1,115,527)     (396,120)    (7,258,375)    (268,957)    (3,683,800)
Contract terminations:
    Surrender benefits                              (1,575,484)     (741,464)    (8,013,617)    (249,961)    (4,822,079)
    Death benefits                                     (11,606)         (138)       (58,035)          --        (19,126)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    19,454,189     6,539,103     92,896,781    6,755,701    131,263,561
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  39

STATEMENTS OF CHANGES IN NET ASSETS

                                              INVESCO VI   INVESCO VANK VI   JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                 TECH,        COMSTOCK,      ENTERPRISE,   GLOBAL TECH,      JANUS,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             SER I          SER II           SERV          SERV           SERV
 OPERATIONS
Investment income (loss) -- net               $  (18,077)    $ 1,489,227     $   (85,095)   $   (73,049)  $   (437,408)
Net realized gain (loss) on sales of
  investments                                     (1,954)     (4,871,136)       (728,029)      (319,080)      (712,681)
Distributions from capital gains                      --              --              --             --             --
Net change in unrealized appreciation or
  depreciation of investments                    936,323      13,404,461       4,229,750      3,904,897     28,752,572
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      916,292      10,022,552       3,416,626      3,512,768     27,602,483
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       321,886       7,209,409         746,920        899,970     15,023,483
Net transfers(1)                               1,511,290      (4,876,484)     (1,951,166)       795,974     13,227,999
Transfers for policy loans                        (1,444)       (341,724)       (125,022)       (91,382)      (741,262)
Policy charges                                   (97,000)     (1,632,415)       (487,274)      (391,198)    (3,349,092)
Contract terminations:
    Surrender benefits                           (95,651)     (1,914,915)       (745,329)      (380,614)    (3,944,561)
    Death benefits                                    --          (6,939)         (3,677)        (3,711)       (13,189)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 1,639,081      (1,563,068)     (2,565,548)       829,039     20,203,378
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  888,669      36,849,972       9,377,682      6,400,769     66,142,620
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $3,444,042     $45,309,456     $10,228,760    $10,742,576   $113,948,481
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         1,330,090      63,396,878      21,924,158     21,385,069    106,794,109
Contract purchase payments                       383,941      12,149,309       1,568,770      2,505,364     21,844,498
Net transfers(1)                               1,786,294      (9,005,252)     (4,676,930)       650,022     17,175,795
Transfers for policy loans                        (5,773)       (539,614)       (246,782)      (223,442)    (1,020,637)
Policy charges                                  (116,597)     (2,729,309)     (1,007,865)    (1,066,810)    (4,845,547)
Contract terminations:
    Surrender benefits                          (111,595)     (3,050,033)     (1,492,049)    (1,008,264)    (5,468,973)
    Death benefits                                    --         (11,162)         (8,510)       (11,340)       (18,630)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               3,266,360      60,210,817      16,060,792     22,230,599    134,460,615
----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
40  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                               JANUS ASPEN         MFS            MFS           MFS            MS UIF
                                                OVERSEAS,    INV GRO STOCK,     NEW DIS,     UTILITIES,   GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              SERV           SERV CL        SERV CL       SERV CL           CL II
 OPERATIONS
Investment income (loss) -- net               $   (409,328)   $   (612,139)   $  (131,771)  $   548,490      $  (184,551)
Net realized gain (loss) on sales of
  investments                                   (1,734,300)       (198,000)    (1,023,518)   (1,010,996)      (2,855,295)
Distributions from capital gains                 2,334,328              --             --            --               --
Net change in unrealized appreciation or
  depreciation of investments                   45,433,130      32,838,407      8,211,116     4,586,593       10,600,520
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     45,623,830      32,028,268      7,055,827     4,124,087        7,560,674
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       7,380,663      11,324,845      1,725,824     1,919,684        3,469,867
Net transfers(1)                                (8,408,861)    100,161,720       (967,638)     (564,223)      (4,519,604)
Transfers for policy loans                        (726,957)       (647,674)      (127,028)     (109,585)        (160,426)
Policy charges                                  (3,165,094)     (3,023,717)      (721,830)     (706,207)        (792,655)
Contract terminations:
    Surrender benefits                          (4,987,262)     (4,375,543)    (1,134,638)     (694,574)        (883,222)
    Death benefits                                 (53,502)         (4,571)        (2,525)       (3,474)          (3,113)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (9,961,013)    103,435,060     (1,227,835)     (158,379)      (2,889,153)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 64,544,708      20,207,202     12,466,992    13,732,523       19,085,950
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $100,207,525    $155,670,530    $18,294,984   $17,698,231      $23,757,471
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          77,280,059      41,404,379     20,640,185     7,679,430       39,823,535
Contract purchase payments                       6,737,478      18,864,168      2,423,210     1,000,789        6,977,086
Net transfers(1)                                (9,524,413)    179,907,367     (1,985,133)     (232,371)      (8,729,986)
Transfers for policy loans                        (600,584)     (1,046,398)      (171,843)      (53,762)        (291,199)
Policy charges                                  (2,843,548)     (5,088,650)      (998,863)     (368,058)      (1,562,517)
Contract terminations:
    Surrender benefits                          (4,164,744)     (7,166,492)    (1,491,916)     (358,125)      (1,645,498)
    Death benefits                                 (43,145)         (7,113)        (4,325)       (1,661)          (5,657)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                66,841,103     226,867,261     18,411,315     7,666,242       34,565,764
--------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  41

STATEMENTS OF CHANGES IN NET ASSETS

                                            MS UIF           OPPEN          OPPEN GLOBAL      OPPEN MAIN ST        PIMCO
                                         MID CAP GRO,   GLOBAL SEC VA,   STRATEGIC INC VA,   SM MID CAP VA,   VIT ALL ASSET,
YEAR ENDED DEC. 31, 2009 (CONTINUED)         CL II           SERV               SRV               SERV          ADVISOR CL
 OPERATIONS
Investment income (loss) -- net           $  (25,662)     $   28,128        $   (884,793)      $  (14,081)      $ 4,840,625
Net realized gain (loss) on sales of
  investments                               (353,060)       (148,797)         (1,145,871)        (149,408)       (2,867,746)
Distributions from capital gains                  --          64,911              95,777               --                --
Net change in unrealized appreciation
  or depreciation of investments           1,596,923       1,181,572          23,595,336        1,526,450        12,790,850
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                1,218,201       1,125,814          21,660,449        1,362,961        14,763,729
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                   357,746         635,807          18,143,417          717,552        12,379,074
Net transfers(1)                             925,695         671,271          13,476,703          781,897           (75,780)
Transfers for policy loans                   (14,997)        (32,185)         (1,207,515)         (30,073)         (386,667)
Policy charges                              (123,888)       (176,380)         (5,622,761)        (187,926)       (3,016,182)
Contract terminations:
    Surrender benefits                       (75,216)       (144,865)         (6,823,997)        (118,557)       (3,592,622)
    Death benefits                              (592)             --             (15,215)          (3,458)          (20,226)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                             1,068,748         953,648          17,950,632        1,159,435         5,287,597
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year            1,927,666       2,623,901         115,341,617        3,155,014        69,978,442
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $4,214,615      $4,703,363        $154,952,698       $5,677,410       $90,029,768
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year     3,367,468       3,352,026         117,871,541        4,374,781        79,807,342
Contract purchase payments                   507,934         724,630          17,489,056          909,886        13,202,109
Net transfers(1)                           1,054,128         641,779          12,471,992          882,329          (831,788)
Transfers for policy loans                   (31,801)        (35,422)         (1,148,055)         (35,745)         (412,382)
Policy charges                              (171,539)       (202,739)         (5,447,816)        (237,211)       (3,222,118)
Contract terminations:
    Surrender benefits                      (104,795)       (157,319)         (6,468,322)        (140,467)       (3,725,273)
    Death benefits                              (807)             --             (14,280)          (3,658)          (20,103)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year           4,620,588       4,322,955         134,754,116        5,749,915        84,797,787
----------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
42  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                     PUT VT           PUT VT       PUT VT         PUT VT           ROYCE
                                               GLOBAL HLTH CARE,    HI YIELD,     INTL EQ,    MULTI-CAP GRO,    MICRO-CAP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 CL IB            CL IB         CL IB          CL IA         INVEST CL
 OPERATIONS
Investment income (loss) -- net                    $  329,351      $ 1,001,454   $  (21,414)   $   (172,468)   $   (511,298)
Net realized gain (loss) on sales of
  investments                                         (77,231)        (857,010)    (318,839)    (16,194,895)     (4,064,828)
Distributions from capital gains                           --               --           --              --              --
Net change in unrealized appreciation or
  depreciation of investments                         476,295        3,963,309      857,756      39,487,009      30,464,282
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           728,415        4,107,753      517,503      23,119,646      25,888,156
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            386,253          715,864      417,571       9,142,819       4,487,320
Net transfers(1)                                       79,920       (1,573,355)    (383,260)     (9,136,621)     (8,160,399)
Transfers for policy loans                            (39,317)         (93,667)     (20,302)       (393,084)       (296,028)
Policy charges                                       (143,912)        (493,558)    (117,469)     (6,646,422)     (2,572,035)
Contract terminations:
    Surrender benefits                               (152,268)        (718,038)     (90,305)     (7,547,144)     (4,023,601)
    Death benefits                                         --             (576)          --         (24,091)        (21,535)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                        130,676       (2,163,330)    (193,765)    (14,604,543)    (10,586,278)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,723,459        9,356,911    2,361,388      83,567,250      51,844,047
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $3,582,550      $11,301,334   $2,685,126    $ 92,082,353    $ 67,145,925
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,745,242        8,944,585    2,360,957      88,749,886      31,755,955
Contract purchase payments                            365,361          566,267      415,799       8,983,471       2,394,739
Net transfers(1)                                       94,647       (1,175,909)    (386,111)     (9,942,430)     (3,400,838)
Transfers for policy loans                            (33,741)         (73,304)     (16,494)       (359,686)       (147,948)
Policy charges                                       (136,601)        (389,332)    (114,801)     (6,524,537)     (1,367,765)
Contract terminations:
    Surrender benefits                               (143,660)        (558,168)     (87,804)     (7,248,579)     (2,065,447)
    Death benefits                                         --             (438)          --         (22,796)        (11,519)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,891,248        7,313,701    2,171,546      73,635,329      27,157,177
---------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  43

STATEMENTS OF CHANGES IN NET ASSETS

                                                    DISC           DISC           DISC           DISC           DISC
                                                ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                AGGR          CONSERV          MOD         MOD AGGR      MOD CONSERV
 OPERATIONS
Investment income (loss) -- net                  $  (38,417)    $  (20,042)    $   (79,591)   $   (91,329)   $  (33,804)
Net realized gain (loss) on sales of
  investments                                       (26,010)        81,447        (206,130)      (149,506)       22,901
Distributions from capital gains                         --             --              --             --            --
Net change in unrealized appreciation or
  depreciation of investments                     1,092,301        315,885       2,000,005      2,459,075       694,397
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       1,027,874        377,290       1,714,284      2,218,240       683,494
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          489,727        175,613         806,598      1,042,338       244,591
Net transfers(1)                                  1,613,557      1,037,738       4,989,837      5,520,857     1,608,120
Transfers for policy loans                           (2,878)        59,789        (177,929)      (150,041)     (117,077)
Policy charges                                     (126,607)      (127,391)       (391,938)      (336,006)     (203,342)
Contract terminations:
    Surrender benefits                             (298,268)      (316,763)       (896,345)      (377,889)     (184,962)
    Death benefits                                       --             --         (34,513)            --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    1,675,531        828,986       4,295,710      5,699,259     1,347,330
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   2,789,673      1,442,206       6,703,719      6,586,848     2,698,884
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $5,493,078     $2,648,482     $12,713,713    $14,504,347    $4,729,708
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            3,937,486      1,717,079       8,835,885      8,965,262     3,397,890
Contract purchase payments                          647,228        192,877         984,911      1,339,562       285,159
Net transfers(1)                                  2,245,394      1,201,311       5,885,071      6,886,762     1,936,823
Transfers for policy loans                           (2,119)        64,117        (228,440)      (188,485)     (153,849)
Policy charges                                     (168,530)      (143,418)       (485,129)      (428,065)     (239,526)
Contract terminations:
    Surrender benefits                             (403,258)      (339,045)     (1,108,728)      (486,215)     (214,082)
    Death benefits                                       --             --         (47,157)            --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  6,256,201      2,692,921      13,836,413     16,088,821     5,012,415
------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
44  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    COL VP         COL VP         COL VP         COL VP         COL VP
                                                     BAL,        CASH MGMT,      DIV BOND,     DIV EQ INC,      DYN EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 CL 3           CL 3           CL 3           CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                  $ (1,444,464)  $   (900,888)  $ 10,449,896   $ (2,817,599)  $ (2,123,012)
Net realized gain (loss) on sales of
  investments                                     (12,669,104)         7,368        (84,971)   (13,843,180)   (25,678,083)
Distributions from capital gains                           --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      47,840,345         97,282     30,843,990     95,113,778     77,416,886
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  33,726,777       (796,238)    41,208,915     78,452,999     49,615,791
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         15,206,535     22,718,182     40,372,093     45,349,433     31,687,484
Net transfers(1)                                  (14,883,304)   (27,628,506)    52,259,517    (21,795,055)   (26,285,446)
Transfers for policy loans                            (82,840)      (195,076)    (2,318,639)    (1,864,282)       159,671
Policy charges                                    (16,656,964)   (11,957,684)   (17,396,656)   (14,525,700)   (24,376,214)
Contract terminations:
    Surrender benefits                            (12,771,377)   (18,450,403)   (20,608,335)   (18,152,956)   (18,930,322)
    Death benefits                                   (185,755)      (204,773)      (106,441)       (58,836)      (320,188)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (29,373,705)   (35,718,260)    52,201,539    (11,047,396)   (38,065,015)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   167,409,932    127,181,992    287,709,922    297,728,602    249,703,244
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $171,763,004   $ 90,667,494   $381,120,376   $365,134,205   $261,254,020
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            214,306,122    108,599,548    221,288,531    268,901,866    494,270,741
Contract purchase payments                         18,540,195     19,503,511     28,966,409     39,961,872     62,265,981
Net transfers(1)                                  (20,236,121)   (23,137,951)    40,189,885    (18,009,218)   (60,921,473)
Transfers for policy loans                            (63,501)      (173,607)    (1,658,671)    (1,545,669)       530,709
Policy charges                                    (20,308,554)   (10,262,433)   (12,525,203)   (12,751,959)   (47,803,970)
Contract terminations:
    Surrender benefits                            (15,287,744)   (15,911,833)   (14,740,371)   (15,460,339)   (36,138,287)
    Death benefits                                   (207,505)      (177,276)       (86,204)       (51,966)      (524,281)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  176,742,892     78,439,959    261,434,376    261,044,587    411,679,420
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  45

STATEMENTS OF CHANGES IN NET ASSETS

                                                 COL VP           COL VP            COL VP          COL VP        COL VP
                                              GLOBAL BOND,   GLOBAL INFLATION   HI YIELD BOND,     INC OPP,    MID CAP GRO
YEAR ENDED DEC. 31, 2009 (CONTINUED)              CL 3        PROT SEC, CL 3         CL 3            CL 3       OPP, CL 3
 OPERATIONS
Investment income (loss) -- net               $    905,967     $  7,255,477       $ 5,502,123    $ 2,662,095   $   (92,456)
Net realized gain (loss) on sales of
  investments                                     (177,384)         (82,265)         (769,885)      (163,892)     (315,657)
Distributions from capital gains                        --            3,981                --             --            --
Net change in unrealized appreciation or
  depreciation of investments                    8,866,314       (2,204,875)       19,671,287     18,196,279     5,014,134
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      9,594,897        4,972,318        24,403,525     20,694,482     4,606,021
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      11,774,739       11,837,636         5,639,061     10,329,525     1,361,638
Net transfers(1)                                 4,590,719       60,036,052        (4,742,691)    38,269,614     2,335,265
Transfers for policy loans                        (750,693)        (706,926)         (370,990)      (559,668)      (66,384)
Policy charges                                  (4,176,442)      (3,238,875)       (2,953,177)    (2,640,957)     (584,522)
Contract terminations:
    Surrender benefits                          (5,578,416)      (4,462,458)       (3,947,092)    (3,349,090)     (667,875)
    Death benefits                                 (21,415)         (27,275)           (8,618)        (9,111)       (4,363)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   5,838,492       63,438,154        (6,383,507)    42,040,313     2,373,759
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 94,219,167       52,470,318        47,163,399     36,252,496     7,003,923
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $109,652,556     $120,880,790       $65,183,417    $98,987,291   $13,983,703
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          60,052,009       48,769,469        45,491,141     41,257,852     9,320,632
Contract purchase payments                       7,229,612       10,684,818         4,413,668      9,487,489     1,425,507
Net transfers(1)                                 3,901,886       54,496,486        (2,987,909)    34,761,653     1,949,067
Transfers for policy loans                        (453,326)        (636,482)         (288,907)      (505,447)      (65,516)
Policy charges                                  (2,576,056)      (2,927,911)       (2,289,962)    (2,421,615)     (604,233)
Contract terminations:
    Surrender benefits                          (3,426,232)      (4,017,455)       (2,968,409)    (2,996,370)     (657,030)
    Death benefits                                 (13,213)         (24,520)           (8,078)        (8,067)       (4,839)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                64,714,680      106,344,405        41,361,544     79,575,495    11,363,588
--------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
46  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                 COL VP        COL VP          COL VP           COL VP          COL VP
                                              MID CAP VAL     S&P 500,    SHORT DURATION,    LG CAP GRO,    SELECT LG CAP
YEAR ENDED DEC. 31, 2009 (CONTINUED)           OPP, CL 3        CL 3            CL 3             CL 3         VAL, CL 3
 OPERATIONS
Investment income (loss) -- net                $  (67,595)  $  (320,990)    $ 1,092,881     $    (625,822)    $   (9,324)
Net realized gain (loss) on sales of
  investments                                    (465,993)   (1,414,305)       (119,609)      (26,063,849)        (8,822)
Distributions from capital gains                       --            --              --                --             --
Net change in unrealized appreciation or
  depreciation of investments                   3,232,028    10,022,439       1,475,090        44,797,685        325,244
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     2,698,440     8,287,144       2,448,362        18,108,014        307,098
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      1,097,079     4,275,266       5,109,417        11,314,698        157,008
Net transfers(1)                                  724,312    (2,733,541)     11,051,984       (66,158,298)       506,129
Transfers for policy loans                        (40,443)     (181,567)       (558,412)         (473,355)        (5,053)
Policy charges                                   (310,290)   (1,787,426)     (3,554,940)       (3,133,090)       (42,635)
Contract terminations:
    Surrender benefits                           (312,966)   (2,205,433)     (3,937,915)       (3,735,197)       (28,661)
    Death benefits                                     --        (1,294)       (115,074)          (16,061)            --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  1,157,692    (2,633,995)      7,995,060       (62,201,303)       586,788
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 6,030,832    35,061,361      50,877,486        89,490,983        506,674
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $9,886,964   $40,714,510     $61,320,908     $  45,397,694     $1,400,560
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          8,371,301    54,578,255      41,045,828       268,526,976        706,705
Contract purchase payments                      1,402,266     6,469,851       4,022,259        32,479,065        211,990
Net transfers(1)                                  770,326    (5,384,510)      9,110,103      (182,937,233)       721,713
Transfers for policy loans                        (45,238)     (241,367)       (436,415)       (1,305,632)        (5,613)
Policy charges                                   (391,905)   (2,677,976)     (2,795,622)       (8,838,801)       (55,513)
Contract terminations:
    Surrender benefits                           (376,001)   (3,198,453)     (3,117,368)      (10,218,908)       (37,378)
    Death benefits                                     --        (1,814)       (101,850)          (42,111)            --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                9,730,749    49,543,986      47,726,935        97,663,356      1,541,904
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  47

STATEMENTS OF CHANGES IN NET ASSETS

                                                   COL VP         COL VP         COL VP        VP DAVIS         VP GS
                                               SELECT SM CAP     EMER MKTS      INTL OPP,     NY VENTURE,   MID CAP VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             VAL, CL 3       OPP, CL 3        CL 3           CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                 $  (111,437)   $   (398,219)  $    712,814   $   (728,254)    $ (4,038)
Net realized gain (loss) on sales of
  investments                                    (1,770,904)     (5,973,506)       935,758       (604,567)     (37,299)
Distributions from capital gains                         --              --             --             --           --
Net change in unrealized appreciation or
  depreciation of investments                     6,061,405      46,154,227     23,616,611     28,915,055      191,214
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       4,179,064      39,782,502     25,265,183     27,582,234      149,877
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        1,624,493      10,086,727      9,309,425     13,820,567       56,458
Net transfers(1)                                 (1,608,722)    (12,298,457)   (12,565,037)    45,758,493       85,027
Transfers for policy loans                          (41,683)       (625,674)      (490,460)      (700,257)      (6,174)
Policy charges                                     (685,448)     (2,929,912)    (7,666,352)    (3,087,708)     (19,456)
Contract terminations:
    Surrender benefits                             (870,693)     (4,051,788)    (8,341,432)    (3,920,810)     (61,790)
    Death benefits                                       --          (9,084)      (110,303)       (11,213)          --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (1,582,053)     (9,828,188)   (19,864,159)    51,859,072       54,065
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  12,009,825      61,313,100    111,637,320     45,474,050      368,482
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $14,606,836    $ 91,267,414   $117,038,344   $124,915,356     $572,424
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           13,842,962      45,673,187    167,807,599     76,989,175      492,332
Contract purchase payments                        1,742,966       6,057,737     13,474,786     21,387,456       68,261
Net transfers(1)                                 (1,875,488)     (7,678,244)   (21,530,002)    72,989,259      103,089
Transfers for policy loans                          (44,590)       (335,083)      (623,520)    (1,016,601)      (5,711)
Policy charges                                     (731,893)     (1,741,403)   (11,046,458)    (4,753,396)     (24,115)
Contract terminations:
    Surrender benefits                             (880,164)     (2,256,426)   (11,726,114)    (5,762,031)     (74,784)
    Death benefits                                       --          (5,305)      (159,756)       (16,845)          --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 12,053,793      39,714,463    136,196,535    159,817,017      559,072
------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
48  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   VP PTNRS                                                  WF ADV VT
                                                 SM CAP VAL,     THIRD AVE       WANGER         WANGER        CORE EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 CL 3           VAL           INTL            USA           CL 2
 OPERATIONS
Investment income (loss) -- net                  $  (624,450)  $   (488,292)  $  3,413,298   $   (876,217)  $    33,923
Net realized gain (loss) on sales of
  investments                                       (613,154)    (7,286,962)    (3,237,988)    (2,653,220)      (91,488)
Distributions from capital gains                          --     12,687,386             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                     24,557,146     14,913,656     47,174,274     38,933,198     2,809,949
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 23,319,542     19,825,788     47,349,584     35,403,761     2,752,384
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        12,414,241      4,682,602     15,702,382     14,427,374     1,104,222
Net transfers(1)                                   5,418,107     (9,184,552)   (24,471,515)    (7,485,948)    3,851,331
Transfers for policy loans                          (536,256)      (286,036)      (761,044)      (640,523)      (90,557)
Policy charges                                    (2,805,636)    (2,665,264)    (4,983,745)    (4,366,382)     (320,799)
Contract terminations:
    Surrender benefits                            (3,331,495)    (3,908,956)    (6,331,008)    (5,563,508)     (278,376)
    Death benefits                                   (10,335)       (27,561)        (9,574)       (16,131)         (508)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    11,148,626    (11,389,767)   (20,854,504)    (3,645,118)    4,265,313
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   55,701,958     51,850,652    108,908,701     86,626,560     6,119,098
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $90,170,126   $ 60,286,673   $135,403,781   $118,385,203   $13,136,795
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            53,130,150     35,765,265    113,595,602     73,536,253     7,071,254
Contract purchase payments                        10,992,748      2,902,561     14,417,518     11,268,655     1,152,405
Net transfers(1)                                   5,059,975     (5,051,153)   (22,594,969)    (5,279,758)    3,683,689
Transfers for policy loans                          (435,321)      (158,169)      (638,844)      (455,821)      (88,015)
Policy charges                                    (2,465,115)    (1,631,575)    (4,536,679)    (3,384,496)     (333,879)
Contract terminations:
    Surrender benefits                            (2,814,227)    (2,336,278)    (5,544,893)    (4,153,276)     (282,198)
    Death benefits                                    (8,854)       (15,807)        (8,685)       (13,020)         (609)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  63,459,356     29,474,844     94,689,050     71,518,537    11,202,647
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  49

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  WF ADV VT     WF ADV VT    WF ADV VT
                                                                   INTL EQ,       OPP,      SM CAP GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                                 CL 2         CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                                  $   824,697   $  (20,558)  $   (67,100)
Net realized gain (loss) on sales of investments                   1,197,558     (249,386)     (409,524)
Distributions from capital gains                                          --           --            --
Net change in unrealized appreciation or depreciation of
  investments                                                      6,020,603    1,138,173     3,595,891
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    8,042,858      868,229     3,119,267
-------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                         2,072,753      330,414     1,142,514
Net transfers(1)                                                  25,241,995       32,048     1,180,746
Transfers for policy loans                                          (124,059)       3,765       (58,701)
Policy charges                                                    (1,232,258)    (108,943)     (303,533)
Contract terminations:
    Surrender benefits                                            (2,193,745)    (120,186)     (299,039)
    Death benefits                                                   (27,567)          --          (212)
-------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    23,737,119      137,098     1,661,775
-------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           --    1,844,006     5,287,487
-------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $31,779,977   $2,849,333   $10,068,529
-------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    --    2,051,224     5,442,008
Contract purchase payments                                         1,873,177      317,723       998,254
Net transfers(1)                                                  25,939,337         (834)      931,848
Transfers for policy loans                                          (101,655)       3,711       (48,154)
Policy charges                                                    (1,114,229)    (104,148)     (264,141)
Contract terminations:
    Surrender benefits                                            (1,948,623)    (104,705)     (241,213)
    Death benefits                                                   (26,360)          --          (285)
-------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  24,621,647    2,162,971     6,818,317
-------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
50  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
RiverSource Variable Life Separate Account (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for RiverSource(R) Variable Second-To-Die Life Insurance policies issued by RiverSource Life.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RiverSource(R) Variable Second-To-Die Life Insurance and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts.

DIVISION                        FUND
-------------------------------------------------------------------------------------------------
AB VPS Gro & Inc, Cl B          AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B           AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B         AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                American Century VP International, Class I
AC VP Val, Cl I                 American Century VP Value, Class I
Calvert VP SRI Bal              Calvert Variable Series, Inc. VP SRI Balanced Portfolio
                                  (previously Calvert Variable Series, Inc. VP SRI Social
                                  Balanced Portfolio)
Col VP Hi Inc, Cl 2             Columbia Variable Portfolio - High Income Fund, Class 2
                                  (previously Columbia High Yield Fund, Variable Series, Class
                                  B)
CS Commodity Return             Credit Suisse Trust - Commodity Return Strategy Portfolio
CS U.S. Eq Flex I               Credit Suisse Trust - U.S. Equity Flex I Portfolio(1)
EV VT Floating-Rate Inc         Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2   Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl      Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl        Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl       Fidelity(R) VIP Overseas Portfolio Service Class
FTVIPT Frank Global Real Est,
Cl 2                            FTVIPT Franklin Global Real Estate Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2   FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2  FTVIPT Mutual Shares Securities Fund - Class 2
GS VIT Mid Cap Val, Inst        Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd Sm Cap Eq, Inst  Goldman Sachs VIT Structured Small Cap Equity
                                  Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst    Goldman Sachs VIT Structured U.S. Equity Fund - Institutional
                                  Shares
Invesco VI Cap Appr, Ser I      Invesco V.I. Capital Appreciation Fund, Series I Shares
Invesco VI Cap Dev, Ser I       Invesco V.I. Capital Development Fund, Series I Shares
Invesco VI Core Eq, Ser I       Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Fin Serv, Ser I      Invesco V.I. Financial Services Fund, Series I Shares(2)
Invesco VI Intl Gro, Ser II     Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Tech, Ser I          Invesco V.I. Technology Fund, Series I Shares
Invesco VanK VI Comstock, Ser   Invesco Van Kampen V.I. Comstock Fund, Series II Shares
II                                (previously Van Kampen Life Investment Trust Comstock
                                  Portfolio, Class II Shares)
Janus Aspen Enterprise, Serv    Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv   Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv         Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv      Janus Aspen Series Overseas Portfolio: Service Shares
MFS Inv Gro Stock, Serv Cl      MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl            MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl          MFS(R) Utilities Series - Service Class
MS UIF Global Real Est, Cl II   Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
                                  (previously Van Kampen's UIF Global Real Estate Portfolio,
                                  Class II Shares)
MS UIF Mid Cap Gro, Cl II       Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
                                  (previously Van Kampen's UIF Mid Cap Growth Portfolio, Class
                                  II Shares)
Oppen Global Sec VA, Serv       Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Global Strategic Inc VA,
Srv                             Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Mid Cap VA,    Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA, Service
Serv                              Shares
                                  (previously Oppenheimer Main Street Small Cap Fund/VA, Service
                                  Shares)
PIMCO VIT All Asset, Advisor
Cl                              PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Global Hlth Care, Cl IB  Putnam VT Global Health Care Fund - Class IB Shares
Put VT Hi Yield, Cl IB          Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB           Putnam VT International Equity Fund - Class IB Shares
Put VT Multi-Cap Gro, Cl IA     Putnam VT Multi-Cap Growth Fund - Class IA Shares
                                  (previously Putnam VT New Opportunities Fund - Class IA
                                  Shares)


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  51

DIVISION                        FUND
-------------------------------------------------------------------------------------------------
Put VT Multi-Cap Gro, Cl IB     Putnam VT Multi-Cap Growth Fund - Class IB Shares(3)
Royce Micro-Cap, Invest Cl      Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Disc Asset Alloc, Aggr          Disciplined Asset Allocation Portfolios - Aggressive(4)
Disc Asset Alloc, Conserv       Disciplined Asset Allocation Portfolios - Conservative(5)
Disc Asset Alloc, Mod           Disciplined Asset Allocation Portfolios - Moderate(6)
Disc Asset Alloc, Mod Aggr      Disciplined Asset Allocation Portfolios - Moderately
                                  Aggressive(7)
Disc Asset Alloc, Mod Conserv   Disciplined Asset Allocation Portfolios - Moderately
                                  Conservative(8)
Col VP Bal, Cl 3                Columbia Variable Portfolio - Balanced Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Balanced
                                  Fund (Class 3))
Col VP Cash Mgmt, Cl 3          Columbia Variable Portfolio - Cash Management Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Cash
                                  Management Fund (Class 3))
Col VP Div Bond, Cl 3           Columbia Variable Portfolio - Diversified Bond Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Diversified
                                  Bond Fund (Class 3))
Col VP Div Eq Inc, Cl 3         Columbia Variable Portfolio - Diversified Equity Income Fund
                                  (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Diversified
                                  Equity Income Fund (Class 3))
Col VP Dyn Eq, Cl 3             Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Dynamic
                                  Equity Fund (Class 3))
Col VP Global Bond, Cl 3        Columbia Variable Portfolio - Global Bond Fund (Class 3)
                                (previously RVST RiverSource Variable Portfolio - Global Bond
                                  Fund (Class 3))
Col VP Global Inflation Prot    Columbia Variable Portfolio - Global Inflation Protected
Sec, Cl 3                         Securities Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Global
                                  Inflation Protected Securities Fund (Class 3))
Col VP Hi Yield Bond, Cl 3      Columbia Variable Portfolio - High Yield Bond Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - High Yield
                                  Bond Fund (Class 3))
Col VP Inc Opp, Cl 3            Columbia Variable Portfolio - Income Opportunities Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Income
                                  Opportunities Fund (Class 3))
Col VP Mid Cap Gro Opp, Cl 3    Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund
                                  (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Mid Cap
                                  Growth Fund (Class 3))
Col VP Mid Cap Val Opp, Cl 3    Columbia Variable Portfolio - Mid Cap Value Opportunity Fund
                                  (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Mid Cap
                                  Value Fund (Class 3))
Col VP S&P 500, Cl 3            Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - S&P 500
                                  Index Fund (Class 3))
Col VP Short Duration, Cl 3     Columbia Variable Portfolio - Short Duration U.S. Government Fund
                                  (Class 3)
                                  (previously RVST RiverSource Variable Portfolio - Short
                                  Duration U.S. Government Fund (Class 3))
Col VP Lg Cap Gro, Cl 3         Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)
                                  (previously RVST Seligman Variable Portfolio - Growth Fund
                                  (Class 3))
Col VP Select Lg Cap Val, Cl 3  Columbia Variable Portfolio - Select Large-Cap Value Fund (Class
                                  3)
                                  (previously RVST Seligman Variable Portfolio - Larger-Cap
                                  Value Fund (Class 3))
Col VP Select Sm Cap Val, Cl 3  Columbia Variable Portfolio - Select Smaller-Cap Value Fund
                                  (Class 3)
                                  (previously RVST Seligman Variable Portfolio - Smaller-Cap
                                  Value Fund (Class 3))
Col VP Emer Mkts Opp, Cl 3      Columbia Variable Portfolio - Emerging Markets Opportunity Fund
                                  (Class 3)
                                  (previously RVST Threadneedle Variable Portfolio - Emerging
                                  Markets Fund (Class 3))
Col VP Intl Opp, Cl 3           Columbia Variable Portfolio - International Opportunity Fund
                                  (Class 3)
                                  (previously RVST Threadneedle Variable
                                  Portfolio - International Opportunity Fund (Class 3))
VP Aggr, Cl 2                   Variable Portfolio - Aggressive Portfolio (Class 2)(4)
VP Aggr, Cl 4                   Variable Portfolio - Aggressive Portfolio (Class 4)
VP Conserv, Cl 2                Variable Portfolio - Conservative Portfolio (Class 2)(5)
VP Conserv, Cl 4                Variable Portfolio - Conservative Portfolio (Class 4)
VP Davis NY Venture, Cl 3       Variable Portfolio - Davis New York Venture Fund (Class 3)
VP GS Mid Cap Val, Cl 3         Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3)
VP Mod, Cl 2                    Variable Portfolio - Moderate Portfolio (Class 2)(6)
VP Mod, Cl 4                    Variable Portfolio - Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2               Variable Portfolio - Moderately Aggressive Portfolio (Class 2)(7)
VP Mod Aggr, Cl 4               Variable Portfolio - Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2            Variable Portfolio - Moderately Conservative Portfolio (Class
                                  2)(8)
VP Mod Conserv, Cl 4            Variable Portfolio - Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3       Variable Portfolio - Partners Small Cap Value Fund (Class 3)
Third Ave Val                   Third Avenue Value Portfolio
Wanger Intl                     Wanger International
Wanger USA                      Wanger USA
WF Adv VT Core Eq, Cl 2         Wells Fargo Advantage VT Core Equity Fund - Class 2
                                  (previously Evergreen VA Fundmental Large Cap Fund - Class 2)
WF Adv VT Intl Eq, Cl 2         Wells Fargo Advantage VT International Equity Fund - Class 2(9)
WF Adv VT Opp, Cl 2             Wells Fargo Advantage VT Opportunity Fund - Class 2
WF Adv VT Sm Cap Gro, Cl 2      Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
-------------------------------------------------------------------------------------------------



(1) Credit Suisse Trust - U.S. Equity Flex III Portfolio reorganized into Credit Suisse Trust - U.S. Equity Flex I Portfolio on Oct. 2, 2009.
(2) Invesco V.I. Financial Services Fund, Series I Shares is scheduled to be merged into Invesco V.I. Dividend Growth Fund, Series I Shares on April 29, 2011.


--------------------------------------------------------------------------------
52  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

(3) Putnam VT Vista Fund - Class IB Shares merged into Putnam VT Multi-Cap Growth Fund - Class IB Shares on Sept. 24, 2010.
(4) Disciplined Asset Allocation Portfolios - Aggressive is scheduled to be merged into Variable Portfolio - Aggressive Portfolio (Class 2) on April 29, 2011.
(5) Disciplined Asset Allocation Portfolios - Conservative is scheduled to be merged into Variable Portfolio - Conservative Portfolio (Class 2) on April 29, 2011.
(6) Disciplined Asset Allocation Portfolios - Moderate is scheduled to be merged into Variable Portfolio - Moderate Portfolio (Class 2) on April 29, 2011.
(7) Disciplined Asset Allocation Portfolios - Moderately Aggressive is scheduled to be merged into Variable Portfolio - Moderately Aggressive Portfolio (Class 2) on April 29, 2011.
(8) Disciplined Asset Allocation Portfolios - Moderately Conservative is scheduled to be merged into Variable Portfolio - Moderately Conservative Portfolio (Class 2) on April 29, 2011.
(9) Evergreen VA International Equity Fund - Class 2 merged into Wells Fargo Advantage VT International Core Fund on July 16, 2010. In addition, Wells Fargo Advantage VT International Core Fund changed its name to Wells Fargo Advantage VT International Equity Fund - Class 2. The historical financial information for Evergreen VA International Equity Fund - Class 2 was retained from the inception date to the date of the merger.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as the distributor of the RiverSource(R) Variable Second-To-Die Life Insurance policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels as of Dec. 31, 2010.

FEDERAL INCOME TAXES
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

SUBSEQUENT EVENTS
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of the Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  53

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.90% of the average daily net assets of each subaccount.

4. POLICY CHARGES
A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee may be deducted each month to reimburse RiverSource Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life for expenses associated with administering and distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month RiverSource Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge an administrative charge or a death benefit guarantee charge.

Additional information can be found in the product's prospectus.

5. SURRENDER CHARGES
RiverSource Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product's prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS
RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

On May 1, 2010, Ameriprise Financial announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, certain Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. Certain divisions invest in Funds managed by Columbia Management Investment Advisers, LLC and Columbia Wanger Asset Management, LLC, both affiliates of Ameriprise Financial.

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund's Annual Report.

FEE AGREEMENT:                                                 FEES PAID TO:
---------------------------------------------------------------------------------------------------------------------
Investment Management Services Agreement                       Columbia Management Investment Advisers, LLC
---------------------------------------------------------------------------------------------------------------------
Administrative Services Agreement                              Ameriprise Financial
---------------------------------------------------------------------------------------------------------------------
Transfer Agency and Servicing Agreement                        Columbia Management Investment Services Corp.
                                                                 (previously RiverSource Service Corporation)
---------------------------------------------------------------------------------------------------------------------
Plan and Agreement of Distribution Pursuant to Rule 12b-1      Columbia Management Investment Distributors, Inc.
                                                                 (previously RiverSource Distributors, Inc.)
---------------------------------------------------------------------------------------------------------------------



During the second quarter of 2010, assets of policyholders participating in the Portfolio Navigator program were reallocated to affiliated fund of funds investment options that corresponded to their model portfolio, pursuant to their consent. This reallocation in part resulted in a movement of assets from non-affiliated funds and RiverSource Life's general account to affiliated funds.

7. INVESTMENT TRANSACTIONS
The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2010 were as follows:

                                                     ----

DIVISION                               PURCHASES
---------------------------------------------------------
AB VPS Gro & Inc, Cl B                 $  1,028,542
AB VPS Intl Val, Cl B                     7,710,096
AB VPS Lg Cap Gro, Cl B                     838,396
AC VP Intl, Cl I                          3,235,190
AC VP Val, Cl I                           9,905,377
Calvert VP SRI Bal                        1,187,131
Col VP Hi Inc, Cl 2                       2,274,623
CS Commodity Return                       4,137,159
CS U.S. Eq Flex I                         3,818,333
EV VT Floating-Rate Inc                  14,009,751


--------------------------------------------------------------------------------
54  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

DIVISION                               PURCHASES
---------------------------------------------------------
Fid VIP Contrafund, Serv Cl 2          $ 12,248,671
Fid VIP Gro & Inc, Serv Cl                6,984,516
Fid VIP Mid Cap, Serv Cl                 23,327,907
Fid VIP Overseas, Serv Cl                 4,240,832
FTVIPT Frank Global Real Est, Cl
2                                         5,275,836
FTVIPT Frank Sm Cap Val, Cl 2             3,441,599
FTVIPT Mutual Shares Sec, Cl 2            2,732,605
GS VIT Mid Cap Val, Inst                 10,572,077
GS VIT Structd Sm Cap Eq, Inst              931,982
GS VIT Structd U.S. Eq, Inst              3,977,246
Invesco VI Cap Appr, Ser I                1,941,944
Invesco VI Cap Dev, Ser I                 1,161,712
Invesco VI Core Eq, Ser I                20,718,032
Invesco VI Fin Serv, Ser I                  965,908
Invesco VI Intl Gro, Ser II              10,372,801
Invesco VI Tech, Ser I                    1,448,218
Invesco VanK VI Comstock, Ser II          4,518,294
Janus Aspen Enterprise, Serv              2,963,440
Janus Aspen Global Tech, Serv             3,580,330
Janus Aspen Janus, Serv                   8,930,400
Janus Aspen Overseas, Serv               13,389,478
MFS Inv Gro Stock, Serv Cl               12,264,633
MFS New Dis, Serv Cl                      3,298,367
MFS Utilities, Serv Cl                    3,309,653
MS UIF Global Real Est, Cl II             4,413,762
MS UIF Mid Cap Gro, Cl II                 2,701,713
Oppen Global Sec VA, Serv                 1,985,415
Oppen Global Strategic Inc VA,
Srv                                      29,622,403
Oppen Main St Sm Mid Cap VA,
Serv                                        959,325
PIMCO VIT All Asset, Advisor Cl          15,974,520
Put VT Global Hlth Care, Cl IB              834,288
Put VT Hi Yield, Cl IB                    2,890,697
Put VT Intl Eq, Cl IB                       352,363
Put VT Multi-Cap Gro, Cl IA              15,988,923
Put VT Multi-Cap Gro, Cl IB               7,339,546
Royce Micro-Cap, Invest Cl               10,927,345
Disc Asset Alloc, Aggr                    7,481,553
Disc Asset Alloc, Conserv                 4,945,704
Disc Asset Alloc, Mod                    20,245,334
Disc Asset Alloc, Mod Aggr               19,944,485
Disc Asset Alloc, Mod Conserv             8,018,299
Col VP Bal, Cl 3                        194,597,304
Col VP Cash Mgmt, Cl 3                  107,029,120
Col VP Div Bond, Cl 3                   416,081,100
Col VP Div Eq Inc, Cl 3                 429,352,054
Col VP Dyn Eq, Cl 3                     331,492,680
Col VP Global Bond, Cl 3                126,606,808
Col VP Global Inflation Prot
Sec, Cl 3                               146,849,515
Col VP Hi Yield Bond, Cl 3               71,441,897
Col VP Inc Opp, Cl 3                    102,167,089
Col VP Mid Cap Gro Opp, Cl 3             16,709,008
Col VP Mid Cap Val Opp, Cl 3             12,778,657
Col VP S&P 500, Cl 3                     44,538,912
Col VP Short Duration, Cl 3              71,772,540
Col VP Lg Cap Gro, Cl 3                  52,021,324
Col VP Select Lg Cap Val, Cl 3            4,208,208
Col VP Select Sm Cap Val, Cl 3           19,538,731
Col VP Emer Mkts Opp, Cl 3               97,983,973
Col VP Intl Opp, Cl 3                   104,952,053
VP Aggr, Cl 2                            23,171,955
VP Aggr, Cl 4                           241,789,888
VP Conserv, Cl 2                          4,625,366
VP Conserv, Cl 4                         34,333,751
VP Davis NY Venture, Cl 3               132,588,709
VP GS Mid Cap Val, Cl 3                   1,186,586
VP Mod, Cl 2                             61,978,263
VP Mod, Cl 4                            627,075,714
VP Mod Aggr, Cl 2                        65,088,520
VP Mod Aggr, Cl 4                       904,075,498
VP Mod Conserv, Cl 2                     14,107,122
VP Mod Conserv, Cl 4                    112,381,165
VP Ptnrs Sm Cap Val, Cl 3                97,282,589
Third Ave Val                             9,561,963
Wanger Intl                              13,242,476
Wanger USA                                8,505,040
WF Adv VT Core Eq, Cl 2                   4,612,839
WF Adv VT Intl Eq, Cl 2                   7,560,489
WF Adv VT Opp, Cl 2                         634,521
WF Adv VT Sm Cap Gro, Cl 2                2,108,740
=========================================================



8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2010:

                                                   AB VPS        AB VPS        AB VPS         AC VP         AC VP
                                                 GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,         VAL,
SUBACCOUNT                                          CL B          CL B          CL B          CL I          CL I
                                                --------------------------------------------------------------------
0.45%                                               $1.41         $1.61         $1.58         $1.66         $1.47
0.65%                                                  --            --            --            --            --
0.90%                                                1.10          1.51          0.94          0.93          1.61
--------------------------------------------------------------------------------------------------------------------





                                                                                                            EV VT
                                                 CALVERT VP      COL VP          CS            CS         FLOATING-
                                                     SRI         HI INC,      COMMODITY      U.S. EQ        RATE
SUBACCOUNT                                           BAL          CL 2         RETURN        FLEX I          INC
                                                --------------------------------------------------------------------
0.45%                                               $1.43         $1.54         $1.47         $1.60         $1.48
0.65%                                                  --            --            --            --            --
0.90%                                                1.07          1.27          1.01          1.11          1.10
--------------------------------------------------------------------------------------------------------------------





                                                                                                        FTVIPT FRANK
                                                   FID VIP       FID VIP       FID VIP       FID VIP     GLOBAL REAL
                                                 CONTRAFUND,   GRO & INC,     MID CAP,      OVERSEAS,       EST,
SUBACCOUNT                                        SERV CL 2      SERV CL       SERV CL       SERV CL        CL 2
                                                --------------------------------------------------------------------
0.45%                                               $1.71         $1.59         $1.89         $1.62         $1.65
0.65%                                                  --            --            --            --            --
0.90%                                                0.96          1.04          2.71          1.08          1.87
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  55

                                                                 FTVIPT                      GS VIT
                                                FTVIPT FRANK     MUTUAL        GS VIT      STRUCTD SM      GS VIT
                                                 SM CAP VAL,     SHARES     MID CAP VAL,       CAP      STRUCTD U.S.
SUBACCOUNT                                          CL 2        SEC, CL 2       INST        EQ, INST      EQ, INST
                                                --------------------------------------------------------------------
0.45%                                               $1.85         $1.47         $1.76         $1.86         $1.48
0.65%                                                  --            --            --            --            --
0.90%                                                2.41          1.30          2.68          1.53          0.86
--------------------------------------------------------------------------------------------------------------------





                                                   INVESCO       INVESCO       INVESCO       INVESCO       INVESCO
                                                VI CAP APPR,   VI CAP DEV,   VI CORE EQ,  VI FIN SERV,  VI INTL GRO,
SUBACCOUNT                                          SER I         SER I         SER I         SER I        SER II
                                                --------------------------------------------------------------------
0.45%                                               $1.44         $1.75         $1.51         $1.86         $1.62
0.65%                                                  --            --            --            --            --
0.90%                                                0.67          1.31          1.87          0.60          0.91
--------------------------------------------------------------------------------------------------------------------





                                                                 INVESCO
                                                   INVESCO       VANK VI     JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                                  VI TECH,      COMSTOCK,    ENTERPRISE,     GLOBAL        JANUS,
SUBACCOUNT                                          SER I        SER II         SERV       TECH, SERV       SERV
                                                --------------------------------------------------------------------
0.45%                                               $1.99         $1.66         $1.92         $2.03         $1.62
0.65%                                                  --            --            --            --            --
0.90%                                                1.25          0.85          0.76          0.57          0.95
--------------------------------------------------------------------------------------------------------------------





                                                                   MFS
                                                 JANUS ASPEN     INV GRO         MFS           MFS         MS UIF
                                                  OVERSEAS,      STOCK,       NEW DIS,     UTILITIES,    GLOBAL REAL
SUBACCOUNT                                          SERV         SERV CL       SERV CL       SERV CL     EST, CL II
                                                --------------------------------------------------------------------
0.45%                                               $2.34         $1.64         $2.40         $1.55         $2.00
0.65%                                                  --            --            --            --            --
0.90%                                                1.84          0.75          1.31          2.65          0.81
--------------------------------------------------------------------------------------------------------------------





                                                                            OPPEN GLOBAL                    PIMCO
                                                   MS UIF         OPPEN       STRATEGIC    OPPEN MAIN      VIT ALL
                                                MID CAP GRO,   GLOBAL SEC      INC VA,      ST SM MID      ASSET,
SUBACCOUNT                                          CL II       VA, SERV         SRV      CAP VA, SERV   ADVISOR CL
                                                --------------------------------------------------------------------
0.45%                                               $2.20         $1.75         $1.36         $1.88         $1.42
0.65%                                                  --            --            --            --            --
0.90%                                                1.17          1.24          1.31          1.19          1.18
--------------------------------------------------------------------------------------------------------------------





                                                   PUT VT        PUT VT        PUT VT        PUT VT        PUT VT
                                                 GLOBAL HLTH    HI YIELD,     INTL EQ,      MULTI-CAP     MULTI-CAP
SUBACCOUNT                                       CARE, CL IB      CL IB         CL IB      GRO, CL IA    GRO, CL IB
                                                --------------------------------------------------------------------
0.45%                                               $1.29         $1.63         $1.55         $1.65         $1.13
0.65%                                                  --            --            --            --            --
0.90%                                                1.26          1.76          1.35          1.47          1.13
--------------------------------------------------------------------------------------------------------------------





                                                    ROYCE         DISC          DISC          DISC          DISC
                                                 MICRO-CAP,   ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,
SUBACCOUNT                                        INVEST CL       AGGR         CONSERV         MOD        MOD AGGR
                                                --------------------------------------------------------------------
0.45%                                               $2.20         $1.48         $1.30         $1.39         $1.44
0.65%                                                  --            --            --            --            --
0.90%                                                3.29          0.97          1.05          0.99          0.98
--------------------------------------------------------------------------------------------------------------------





                                                    DISC         COL VP      COL VP CASH     COL VP        COL VP
                                                ASSET ALLOC,      BAL,          MGMT,       DIV BOND,    DIV EQ INC,
SUBACCOUNT                                       MOD CONSERV      CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                               $1.34         $1.47         $0.99         $1.22         $1.63
0.65%                                                  --          1.23          1.11          1.29            --
0.90%                                                1.02          1.07          1.15          1.59          1.62
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
56  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

                                                                               COL VP
                                                                               GLOBAL
                                                   COL VP        COL VP       INFLATION     COL VP HI      COL VP
                                                   DYN EQ,    GLOBAL BOND,      PROT       YIELD BOND,    INC OPP,
SUBACCOUNT                                          CL 3          CL 3        SEC, CL 3       CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                               $1.61         $1.21         $1.12         $1.66         $1.52
0.65%                                                1.09            --            --            --            --
0.90%                                                0.72          1.83          1.18          1.79          1.39
--------------------------------------------------------------------------------------------------------------------





                                                                                             COL VP
                                                   COL VP        COL VP        COL VP         SHORT        COL VP
                                                 MID CAP GRO   MID CAP VAL    S&P 500,      DURATION,    LG CAP GRO,
SUBACCOUNT                                        OPP, CL 3     OPP, CL 3       CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                               $2.18         $1.85         $1.56         $1.07         $1.68
0.65%                                                  --            --            --          1.14            --
0.90%                                                1.52          1.22          0.91          1.33          0.53
--------------------------------------------------------------------------------------------------------------------





                                                   COL VP        COL VP
                                                  SELECT LG     SELECT SM      COL VP        COL VP          VP
                                                 CAP VAL, CL   CAP VAL, CL    EMER MKTS     INTL OPP,       AGGR,
SUBACCOUNT                                            3             3         OPP, CL 3       CL 3          CL 2
                                                --------------------------------------------------------------------
0.45%                                               $1.67         $1.93         $2.31         $1.62         $1.13
0.65%                                                  --            --            --            --            --
0.90%                                                1.07          1.51          2.75          0.95          1.12
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP         VP DAVIS        VP GS
                                                    AGGR,       CONSERV,      CONSERV,     NY VENTURE,  MID CAP VAL,
SUBACCOUNT                                          CL 4          CL 2          CL 4          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                               $1.13         $1.05         $1.05         $1.62         $1.78
0.65%                                                  --            --            --            --            --
0.90%                                                1.12          1.05          1.05          0.85          1.22
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP            VP            VP
                                                    MOD,          MOD,        MOD AGGR,     MOD AGGR,   MOD CONSERV,
SUBACCOUNT                                          CL 2          CL 4          CL 2          CL 4          CL 2
                                                --------------------------------------------------------------------
0.45%                                               $1.10         $1.10         $1.12         $1.12         $1.07
0.65%                                                  --            --            --            --            --
0.90%                                                1.09          1.09          1.11          1.11          1.07
--------------------------------------------------------------------------------------------------------------------





                                                     VP         VP PTNRS        THIRD
                                                MOD CONSERV,   SM CAP VAL,       AVE         WANGER        WANGER
SUBACCOUNT                                          CL 4          CL 3           VAL          INTL           USA
                                                --------------------------------------------------------------------
0.45%                                               $1.07         $1.85         $1.79         $2.01         $1.87
0.65%                                                  --            --            --            --            --
0.90%                                                1.07          1.75          2.36          1.76          2.03
--------------------------------------------------------------------------------------------------------------------





                                                          WF ADV        WF ADV        WF ADV        WF ADV
                                                        VT CORE EQ,   VT INTL EQ,     VT OPP,      VT SM CAP
SUBACCOUNT                                                 CL 2          CL 2          CL 2        GRO, CL 2
                                                       ------------------------------------------------------
0.45%                                                      $1.73         $1.50         $1.93         $2.16
0.65%                                                         --            --            --            --
0.90%                                                       1.34          1.49          1.61          1.85
-------------------------------------------------------------------------------------------------------------



The following is a summary of units outstanding at Dec. 31, 2010:


                                                   AB VPS        AB VPS        AB VPS         AC VP         AC VP
                                                 GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,         VAL,
SUBACCOUNT                                          CL B          CL B          CL B          CL I          CL I
                                                --------------------------------------------------------------------
0.45%                                               140,855     2,121,630       250,147     2,076,465    10,198,387
0.65%                                                    --            --            --            --            --
0.90%                                            13,516,054    36,348,778     1,707,484    15,380,000    27,448,902
--------------------------------------------------------------------------------------------------------------------
Total                                            13,656,909    38,470,408     1,957,631    17,456,465    37,647,289
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  57

                                                                                                            EV VT
                                                   CALVERT       COL VP          CS            CS         FLOATING-
                                                   VP SRI        HI INC,      COMMODITY      U.S. EQ        RATE
SUBACCOUNT                                           BAL          CL 2         RETURN        FLEX I          INC
                                                --------------------------------------------------------------------
0.45%                                               716,522       392,933     1,674,015     3,583,931     1,800,468
0.65%                                                    --            --            --            --            --
0.90%                                             5,712,064     4,905,157    11,536,374     3,686,758    13,669,319
--------------------------------------------------------------------------------------------------------------------
Total                                             6,428,586     5,298,090    13,210,389     7,270,689    15,469,787
--------------------------------------------------------------------------------------------------------------------





                                                                                                        FTVIPT FRANK
                                                   FID VIP       FID VIP       FID VIP       FID VIP     GLOBAL REAL
                                                 CONTRAFUND,   GRO & INC,     MID CAP,      OVERSEAS,       EST,
SUBACCOUNT                                        SERV CL 2      SERV CL       SERV CL       SERV CL        CL 2
                                                --------------------------------------------------------------------
0.45%                                             6,130,392     5,898,056    17,789,425     3,287,199     3,333,451
0.65%                                                    --            --            --            --            --
0.90%                                            62,157,463    41,624,589    43,064,796    19,084,009    22,806,480
--------------------------------------------------------------------------------------------------------------------
Total                                            68,287,855    47,522,645    60,854,221    22,371,208    26,139,931
--------------------------------------------------------------------------------------------------------------------





                                                                 FTVIPT                      GS VIT
                                                FTVIPT FRANK     MUTUAL        GS VIT      STRUCTD SM      GS VIT
                                                 SM CAP VAL,     SHARES     MID CAP VAL,       CAP      STRUCTD U.S.
SUBACCOUNT                                          CL 2        SEC, CL 2       INST        EQ, INST      EQ, INST
                                                --------------------------------------------------------------------
0.45%                                             2,373,893       872,965     8,054,895       559,242     3,069,302
0.65%                                                    --            --            --            --            --
0.90%                                            14,112,537    14,334,040    32,912,346     2,980,365    35,224,606
--------------------------------------------------------------------------------------------------------------------
Total                                            16,486,430    15,207,005    40,967,241     3,539,607    38,293,908
--------------------------------------------------------------------------------------------------------------------





                                                   INVESCO       INVESCO       INVESCO       INVESCO       INVESCO
                                                VI CAP APPR,   VI CAP DEV,   VI CORE EQ,  VI FIN SERV,  VI INTL GRO,
SUBACCOUNT                                          SER I         SER I         SER I         SER I        SER II
                                                --------------------------------------------------------------------
0.45%                                             1,748,630       901,189    24,838,642       153,246     2,542,712
0.65%                                                    --            --            --            --            --
0.90%                                            13,316,506     4,043,634    55,448,106     5,506,520    14,913,798
--------------------------------------------------------------------------------------------------------------------
Total                                            15,065,136     4,944,823    80,286,748     5,659,766    17,456,510
--------------------------------------------------------------------------------------------------------------------





                                                                 INVESCO
                                                   INVESCO       VANK VI     JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                                  VI TECH,      COMSTOCK,    ENTERPRISE,     GLOBAL        JANUS,
SUBACCOUNT                                          SER I        SER II         SERV       TECH, SERV       SERV
                                                --------------------------------------------------------------------
0.45%                                               269,024       461,311     1,991,052     1,562,020       877,803
0.65%                                                    --            --            --            --            --
0.90%                                             3,333,054     4,903,199     8,708,608    16,508,223     9,018,330
--------------------------------------------------------------------------------------------------------------------
Total                                             3,602,078     5,364,510    10,699,660    18,070,243     9,896,133
--------------------------------------------------------------------------------------------------------------------





                                                                   MFS
                                                 JANUS ASPEN     INV GRO         MFS           MFS         MS UIF
                                                  OVERSEAS,      STOCK,       NEW DIS,     UTILITIES,    GLOBAL REAL
SUBACCOUNT                                          SERV         SERV CL       SERV CL       SERV CL     EST, CL II
                                                --------------------------------------------------------------------
0.45%                                             8,289,448     2,429,655     1,494,285     1,222,103       657,470
0.65%                                                    --            --            --            --            --
0.90%                                            49,750,346    31,144,006    14,469,951     6,658,431     8,842,131
--------------------------------------------------------------------------------------------------------------------
Total                                            58,039,794    33,573,661    15,964,236     7,880,534     9,499,601
--------------------------------------------------------------------------------------------------------------------





                                                                            OPPEN GLOBAL   OPPEN MAIN       PIMCO
                                                   MS UIF         OPPEN       STRATEGIC        ST          VIT ALL
                                                MID CAP GRO,   GLOBAL SEC      INC VA,       SM MID        ASSET,
SUBACCOUNT                                          CL II       VA, SERV         SRV      CAP VA, SERV   ADVISOR CL
                                                --------------------------------------------------------------------
0.45%                                               446,579       328,731     5,879,414       264,935     3,015,526
0.65%                                                    --            --            --            --            --
0.90%                                             5,679,662     4,744,362    40,267,551     4,851,198    16,716,863
--------------------------------------------------------------------------------------------------------------------
Total                                             6,126,241     5,073,093    46,146,965     5,116,133    19,732,389
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
58  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

                                                   PUT VT        PUT VT        PUT VT        PUT VT        PUT VT
                                                 GLOBAL HLTH    HI YIELD,     INTL EQ,      MULTI-CAP     MULTI-CAP
SUBACCOUNT                                       CARE, CL IB      CL IB         CL IB      GRO, CL IA    GRO, CL IB
                                                --------------------------------------------------------------------
0.45%                                               178,849     1,759,836        28,564    17,427,078     1,659,243
0.65%                                                    --            --            --            --            --
0.90%                                             2,577,774     4,506,365     1,976,153    44,405,636     4,417,902
--------------------------------------------------------------------------------------------------------------------
Total                                             2,756,623     6,266,201     2,004,717    61,832,714     6,077,145
--------------------------------------------------------------------------------------------------------------------





                                                    ROYCE         DISC          DISC          DISC          DISC
                                                 MICRO-CAP,   ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,
SUBACCOUNT                                        INVEST CL       AGGR         CONSERV         MOD        MOD AGGR
                                                --------------------------------------------------------------------
0.45%                                             7,520,724       726,128       242,394     1,703,689     2,412,775
0.65%                                                    --            --            --            --            --
0.90%                                            17,601,648     5,695,191     3,294,143    14,140,034    14,148,435
--------------------------------------------------------------------------------------------------------------------
Total                                            25,122,372     6,421,319     3,536,537    15,843,723    16,561,210
--------------------------------------------------------------------------------------------------------------------





                                                    DISC         COL VP        COL VP        COL VP        COL VP
                                                ASSET ALLOC,      BAL,       CASH MGMT,     DIV BOND,    DIV EQ INC,
SUBACCOUNT                                       MOD CONSERV      CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                               501,406      8,669,521    9,394,084     15,000,750    19,477,623
0.65%                                                    --      7,153,782      688,550      1,595,507            --
0.90%                                             5,414,323    133,140,240   55,568,110     86,066,197   124,914,425
--------------------------------------------------------------------------------------------------------------------
Total                                             5,915,729    148,963,543   65,650,744    102,662,454   144,392,048
--------------------------------------------------------------------------------------------------------------------





                                                                               COL VP
                                                                               GLOBAL
                                                   COL VP        COL VP       INFLATION      COL VP        COL VP
                                                   DYN EQ,    GLOBAL BOND,      PROT        HI YIELD      INC OPP,
SUBACCOUNT                                          CL 3          CL 3        SEC, CL 3    BOND, CL 3       CL 3
                                                --------------------------------------------------------------------
0.45%                                             22,175,313    5,460,964     2,131,904     4,514,760     1,294,061
0.65%                                              2,343,058           --            --            --            --
0.90%                                            311,598,866   21,626,165    11,834,574    31,233,853     9,438,774
--------------------------------------------------------------------------------------------------------------------
Total                                            336,117,237   27,087,129    13,966,478    35,748,613    10,732,835
--------------------------------------------------------------------------------------------------------------------





                                                                                             COL VP
                                                   COL VP        COL VP        COL VP         SHORT        COL VP
                                                 MID CAP GRO   MID CAP VAL    S&P 500,      DURATION,    LG CAP GRO,
SUBACCOUNT                                        OPP, CL 3     OPP, CL 3       CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                             1,213,693       564,775     3,882,087     4,886,510     3,738,863
0.65%                                                    --            --            --       730,724            --
0.90%                                             8,832,936     7,703,285    37,835,697    26,848,911    72,586,213
--------------------------------------------------------------------------------------------------------------------
Total                                            10,046,629     8,268,060    41,717,784    32,466,145    76,325,076
--------------------------------------------------------------------------------------------------------------------





                                                   COL VP        COL VP
                                                  SELECT LG     SELECT SM      COL VP        COL VP          VP
                                                 CAP VAL, CL   CAP VAL, CL    EMER MKTS     INTL OPP,       AGGR,
SUBACCOUNT                                            3             3         OPP, CL 3       CL 3          CL 2
                                                --------------------------------------------------------------------
0.45%                                               244,979     1,052,786     4,097,210     10,113,631    2,965,390
0.65%                                                    --            --            --             --           --
0.90%                                             2,960,201     9,384,851    21,426,330    100,140,902   19,601,323
--------------------------------------------------------------------------------------------------------------------
Total                                             3,205,180    10,437,637    25,523,540    110,254,533   22,566,713
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP         VP DAVIS        VP GS
                                                    AGGR,       CONSERV,      CONSERV,     NY VENTURE,  MID CAP VAL,
SUBACCOUNT                                          CL 4          CL 2          CL 4          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                             21,032,033      354,380     5,268,211       410,994       73,489
0.65%                                                     --           --            --            --           --
0.90%                                            207,638,723    3,597,638    21,573,324     4,005,015      789,856
--------------------------------------------------------------------------------------------------------------------
Total                                            228,670,756    3,952,018    26,841,535     4,416,009      863,345
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  59

                                                     VP            VP            VP            VP            VP
                                                    MOD,          MOD,        MOD AGGR,     MOD AGGR,   MOD CONSERV,
SUBACCOUNT                                          CL 2          CL 4          CL 2          CL 4          CL 2
                                                --------------------------------------------------------------------
0.45%                                             6,648,380     66,233,038    6,948,661     77,859,235    1,115,747
0.65%                                                    --             --           --             --           --
0.90%                                            53,331,072    524,693,434   55,083,044    782,062,120   12,046,839
--------------------------------------------------------------------------------------------------------------------
Total                                            59,979,452    590,926,472   62,031,705    859,921,355   13,162,586
--------------------------------------------------------------------------------------------------------------------





                                                   VP MOD       VP PTNRS        THIRD
                                                  CONSERV,     SM CAP VAL,       AVE         WANGER        WANGER
SUBACCOUNT                                          CL 4          CL 3           VAL          INTL           USA
                                                --------------------------------------------------------------------
0.45%                                             15,000,645      471,118     6,527,066     7,706,980     5,690,173
0.65%                                                     --           --            --            --            --
0.90%                                             86,587,093    9,083,239    18,977,528    51,881,917    42,449,908
--------------------------------------------------------------------------------------------------------------------
Total                                            101,587,738    9,554,357    25,504,594    59,588,897    48,140,081
--------------------------------------------------------------------------------------------------------------------





                                                          WF ADV        WF ADV        WF ADV        WF ADV
                                                        VT CORE EQ,   VT INTL EQ,     VT OPP,      VT SM CAP
SUBACCOUNT                                                 CL 2          CL 2          CL 2        GRO, CL 2
                                                       ------------------------------------------------------
0.45%                                                    1,360,880     6,210,507        60,627       600,837
0.65%                                                           --            --            --            --
0.90%                                                   10,942,680    14,455,222     2,137,295     6,357,765
-------------------------------------------------------------------------------------------------------------
Total                                                   12,303,560    20,665,729     2,197,922     6,958,602
-------------------------------------------------------------------------------------------------------------




The following is a summary of net assets at Dec. 31, 2010:


                                                   AB VPS        AB VPS        AB VPS         AC VP         AC VP
                                                 GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,         VAL,
SUBACCOUNT                                          CL B          CL B          CL B          CL I          CL I
                                                --------------------------------------------------------------------
0.45%                                            $   197,984   $ 3,416,282   $  395,204    $ 3,450,658   $14,959,713
0.65%                                                     --            --           --             --            --
0.90%                                             14,926,579    54,931,881    1,602,850     14,367,286    44,312,704
--------------------------------------------------------------------------------------------------------------------
Total                                            $15,124,563   $58,348,163   $1,998,054    $17,817,944   $59,272,417
--------------------------------------------------------------------------------------------------------------------





                                                                                                            EV VT
                                                   CALVERT         COL           CS            CS         FLOATING-
                                                     VP        VP HI INC,     COMMODITY      U.S. EQ        RATE
SUBACCOUNT                                         SRI BAL        CL 2         RETURN        FLEX I          INC
                                                --------------------------------------------------------------------
0.45%                                            $1,025,607    $  603,306    $ 2,462,194   $5,746,253    $ 2,658,392
0.65%                                                    --            --             --           --             --
0.90%                                             6,101,044     6,245,071     11,648,147    4,079,852     14,987,375
--------------------------------------------------------------------------------------------------------------------
Total                                            $7,126,651    $6,848,377    $14,110,341   $9,826,105    $17,645,767
--------------------------------------------------------------------------------------------------------------------





                                                                                                        FTVIPT FRANK
                                                   FID VIP       FID VIP       FID VIP       FID VIP     GLOBAL REAL
                                                 CONTRAFUND,   GRO & INC,     MID CAP,      OVERSEAS,       EST,
SUBACCOUNT                                        SERV CL 2      SERV CL       SERV CL       SERV CL        CL 2
                                                --------------------------------------------------------------------
0.45%                                            $10,485,082   $ 9,350,317  $ 33,573,105   $ 5,313,261   $ 5,501,725
0.65%                                                     --            --            --            --            --
0.90%                                             59,411,971    43,237,952   116,814,539    20,687,222    42,723,634
--------------------------------------------------------------------------------------------------------------------
Total                                            $69,897,053   $52,588,269  $150,387,644   $26,000,483   $48,225,359
--------------------------------------------------------------------------------------------------------------------





                                                                 FTVIPT                      GS VIT
                                                FTVIPT FRANK     MUTUAL        GS VIT      STRUCTD SM      GS VIT
                                                 SM CAP VAL,     SHARES     MID CAP VAL,       CAP      STRUCTD U.S.
SUBACCOUNT                                          CL 2        SEC, CL 2       INST        EQ, INST      EQ, INST
                                                --------------------------------------------------------------------
0.45%                                            $ 4,382,911   $ 1,286,377  $ 14,174,167   $1,042,304    $ 4,540,158
0.65%                                                     --            --            --           --             --
0.90%                                             34,061,043    18,571,355    88,162,406    4,552,437     30,427,373
--------------------------------------------------------------------------------------------------------------------
Total                                            $38,443,954   $19,857,732  $102,336,573   $5,594,741    $34,967,531
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
60  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

                                                   INVESCO       INVESCO       INVESCO       INVESCO       INVESCO
                                                VI CAP APPR,   VI CAP DEV,   VI CORE EQ,  VI FIN SERV,  VI INTL GRO,
SUBACCOUNT                                          SER I         SER I         SER I         SER I        SER II
                                                --------------------------------------------------------------------
0.45%                                            $ 2,518,057   $1,578,787   $ 37,413,379   $  284,815    $ 4,125,434
0.65%                                                     --           --             --           --             --
0.90%                                              8,914,297    5,306,862    103,888,661    3,299,893     13,604,656
--------------------------------------------------------------------------------------------------------------------
Total                                            $11,432,354   $6,885,649   $141,302,040   $3,584,708    $17,730,090
--------------------------------------------------------------------------------------------------------------------





                                                                 INVESCO
                                                   INVESCO       VANK VI     JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                                  VI TECH,      COMSTOCK,    ENTERPRISE,     GLOBAL        JANUS,
SUBACCOUNT                                          SER I        SER II         SERV       TECH, SERV       SERV
                                                --------------------------------------------------------------------
0.45%                                            $  535,749    $  763,976    $ 3,814,447   $ 3,175,500   $1,419,925
0.65%                                                    --            --             --            --           --
0.90%                                             4,175,811     4,158,465      6,633,297     9,471,865    8,525,303
--------------------------------------------------------------------------------------------------------------------
Total                                            $4,711,560    $4,922,441    $10,447,744   $12,647,365   $9,945,228
--------------------------------------------------------------------------------------------------------------------





                                                                   MFS
                                                 JANUS ASPEN     INV GRO         MFS           MFS         MS UIF
                                                  OVERSEAS,      STOCK,       NEW DIS,     UTILITIES,    GLOBAL REAL
SUBACCOUNT                                          SERV         SERV CL       SERV CL       SERV CL     EST, CL II
                                                --------------------------------------------------------------------
0.45%                                           $ 19,364,451   $ 3,993,222   $ 3,580,445   $ 1,895,538   $1,318,318
0.65%                                                     --            --            --            --           --
0.90%                                             91,364,604    23,288,079    19,011,641    17,637,202    7,199,408
--------------------------------------------------------------------------------------------------------------------
Total                                           $110,729,055   $27,281,301   $22,592,086   $19,532,740   $8,517,726
--------------------------------------------------------------------------------------------------------------------





                                                                            OPPEN GLOBAL   OPPEN MAIN       PIMCO
                                                   MS UIF         OPPEN       STRATEGIC        ST          VIT ALL
                                                MID CAP GRO,   GLOBAL SEC      INC VA,       SM MID        ASSET,
SUBACCOUNT                                          CL II       VA, SERV         SRV      CAP VA, SERV   ADVISOR CL
                                                --------------------------------------------------------------------
0.45%                                            $  984,615    $  576,809    $ 8,007,800   $  497,880    $ 4,278,130
0.65%                                                    --            --             --           --             --
0.90%                                             6,646,825     5,880,765     52,591,973    5,787,500     19,754,914
--------------------------------------------------------------------------------------------------------------------
Total                                            $7,631,440    $6,457,574    $60,599,773   $6,285,380    $24,033,044
--------------------------------------------------------------------------------------------------------------------





                                                   PUT VT        PUT VT        PUT VT        PUT VT        PUT VT
                                                 GLOBAL HLTH    HI YIELD,     INTL EQ,      MULTI-CAP     MULTI-CAP
SUBACCOUNT                                       CARE, CL IB      CL IB         CL IB      GRO, CL IA    GRO, CL IB
                                                --------------------------------------------------------------------
0.45%                                            $  230,568    $ 2,866,778   $   44,391    $28,698,734   $1,877,836
0.65%                                                    --             --           --             --           --
0.90%                                             3,242,814      7,929,910    2,661,994     65,219,158    4,994,098
--------------------------------------------------------------------------------------------------------------------
Total                                            $3,473,382    $10,796,688   $2,706,385    $93,917,892   $6,871,934
--------------------------------------------------------------------------------------------------------------------





                                                    ROYCE         DISC          DISC          DISC          DISC
                                                 MICRO-CAP,   ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,
SUBACCOUNT                                        INVEST CL       AGGR         CONSERV         MOD        MOD AGGR
                                                --------------------------------------------------------------------
0.45%                                            $16,518,396   $1,075,980    $  313,885    $ 2,371,667   $ 3,467,061
0.65%                                                     --           --            --             --            --
0.90%                                             57,969,479    5,520,879     3,454,314     14,038,560    13,894,145
--------------------------------------------------------------------------------------------------------------------
Total                                            $74,487,875   $6,596,859    $3,768,199    $16,410,227   $17,361,206
--------------------------------------------------------------------------------------------------------------------





                                                    DISC         COL VP        COL VP        COL VP        COL VP
                                                ASSET ALLOC,      BAL,       CASH MGMT,     DIV BOND,    DIV EQ INC,
SUBACCOUNT                                       MOD CONSERV      CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                            $  672,668   $ 12,745,718   $ 9,324,461  $ 18,340,157  $ 31,771,991
0.65%                                                    --      8,832,645       763,825     2,065,219            --
0.90%                                             5,508,247    141,919,080    64,042,466   136,431,354   202,278,039
--------------------------------------------------------------------------------------------------------------------
Total                                            $6,180,915   $163,497,443   $74,130,752  $156,836,730  $234,050,030
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  61

                                                                               COL VP
                                                                               GLOBAL        COL VP
                                                   COL VP        COL VP       INFLATION     HI YIELD       COL VP
                                                   DYN EQ,    GLOBAL BOND,      PROT          BOND,       INC OPP,
SUBACCOUNT                                          CL 3          CL 3        SEC, CL 3       CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                           $ 35,724,107   $ 6,591,232   $ 2,377,792   $ 7,504,778   $ 1,960,862
0.65%                                              2,545,234            --            --            --            --
0.90%                                            224,514,873    39,561,261    13,912,271    55,760,764    13,112,086
--------------------------------------------------------------------------------------------------------------------
Total                                           $262,784,214   $46,152,493   $16,290,063   $63,265,542   $15,072,948
--------------------------------------------------------------------------------------------------------------------





                                                                                             COL VP
                                                 COL VP MID    COL VP MID      COL VP         SHORT        COL VP
                                                   CAP GRO       CAP VAL      S&P 500,      DURATION,    LG CAP GRO,
SUBACCOUNT                                        OPP, CL 3     OPP, CL 3       CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                            $ 2,646,607   $ 1,044,881   $ 6,062,524   $ 5,245,015   $ 6,297,782
0.65%                                                     --            --            --       830,435            --
0.90%                                             13,452,008     9,410,851    34,499,996    35,658,320    38,132,977
--------------------------------------------------------------------------------------------------------------------
Total                                            $16,098,615   $10,455,732   $40,562,520   $41,733,770   $44,430,759
--------------------------------------------------------------------------------------------------------------------





                                                   COL VP        COL VP
                                                  SELECT LG     SELECT SM      COL VP        COL VP          VP
                                                     CAP       CAP VAL, CL    EMER MKTS     INTL OPP,       AGGR,
SUBACCOUNT                                        VAL, CL 3         3         OPP, CL 3       CL 3          CL 2
                                                --------------------------------------------------------------------
0.45%                                            $  409,779    $ 2,027,762   $ 9,470,323  $ 16,409,868   $ 3,337,594
0.65%                                                    --             --            --            --            --
0.90%                                             3,168,165     14,176,800    58,892,995    95,041,346    21,989,964
--------------------------------------------------------------------------------------------------------------------
Total                                            $3,577,944    $16,204,562   $68,363,318  $111,451,214   $25,327,558
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP         VP DAVIS        VP GS
                                                    AGGR,       CONSERV,      CONSERV,     NY VENTURE,  MID CAP VAL,
SUBACCOUNT                                          CL 4          CL 2          CL 4          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                           $ 23,671,098   $  371,637    $ 5,525,113   $  667,352    $  130,993
0.65%                                                     --           --             --           --            --
0.90%                                            232,941,731    3,760,780     22,551,155    3,402,842       966,644
--------------------------------------------------------------------------------------------------------------------
Total                                           $256,612,829   $4,132,417    $28,076,268   $4,070,194    $1,097,637
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP            VP            VP
                                                    MOD,          MOD,        MOD AGGR,     MOD AGGR,   MOD CONSERV,
SUBACCOUNT                                          CL 2          CL 4          CL 2          CL 4          CL 2
                                                --------------------------------------------------------------------
0.45%                                            $ 7,296,935  $ 72,695,577   $ 7,751,516  $ 86,930,191   $ 1,197,905
0.65%                                                     --            --            --            --            --
0.90%                                             58,345,252   574,027,721    61,247,743   870,367,191    12,892,514
--------------------------------------------------------------------------------------------------------------------
Total                                            $65,642,187  $646,723,298   $68,999,259  $957,297,382   $14,090,419
--------------------------------------------------------------------------------------------------------------------





                                                   VP MOD       VP PTNRS        THIRD
                                                  CONSERV,     SM CAP VAL,       AVE         WANGER        WANGER
SUBACCOUNT                                          CL 4          CL 3           VAL          INTL           USA
                                                --------------------------------------------------------------------
0.45%                                           $ 16,120,058   $   869,649   $11,712,781  $ 15,461,370   $10,616,991
0.65%                                                     --            --            --            --            --
0.90%                                             92,750,851    15,891,293    44,801,641    91,410,121    86,166,476
--------------------------------------------------------------------------------------------------------------------
Total                                           $108,870,909   $16,760,942   $56,514,422  $106,871,491   $96,783,467
--------------------------------------------------------------------------------------------------------------------





                                                          WF ADV        WF ADV        WF ADV        WF ADV
                                                        VT CORE EQ,   VT INTL EQ,     VT OPP,      VT SM CAP
SUBACCOUNT                                                 CL 2          CL 2          CL 2        GRO, CL 2
                                                       ------------------------------------------------------
0.45%                                                   $ 2,347,914   $ 9,330,084   $  116,781    $ 1,295,905
0.65%                                                            --            --           --             --
0.90%                                                    14,667,881    21,532,205    3,450,229     11,740,363
-------------------------------------------------------------------------------------------------------------
Total                                                   $17,015,795   $30,862,289   $3,567,010    $13,036,268
-------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
62  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

9. FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2010 of units, net assets and investment income ratios. The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
AB VPS GRO & INC, CL B
2010        13,657  $1.41  to  $1.10   $15,125            --    0.45%   to  0.90%    12.29%    to   11.79%
2009        14,661  $1.25  to  $0.99   $14,488         3.57%    0.45%   to  0.90%    23.96%(7) to   19.27%
2008        16,010  $0.83  to  $0.83   $13,261         1.77%    0.90%   to  0.90%   (41.23%)   to  (41.23%)
2007        17,280  $1.41  to  $1.41   $24,352         1.25%    0.90%   to  0.90%     3.92%    to    3.92%
2006        16,679  $1.36  to  $1.36   $22,618         1.12%    0.90%   to  0.90%    15.94%    to   15.94%
---------------------------------------------------------------------------------------------------------------
AB VPS INTL VAL, CL B
2010        38,470  $1.61  to  $1.51   $58,348         2.39%    0.45%   to  0.90%     3.83%    to    3.37%
2009        73,279  $1.55  to  $1.46  $107,297         1.11%    0.45%   to  0.90%    56.91%(7) to   33.15%
2008        60,384  $1.10  to  $1.10   $66,302         0.84%    0.90%   to  0.90%   (53.70%)   to  (53.70%)
2007        33,667  $2.37  to  $2.37   $79,845         1.03%    0.90%   to  0.90%     4.63%    to    4.63%
2006        24,131  $2.27  to  $2.27   $54,695         1.20%    0.90%   to  0.90%    33.91%    to   33.91%
---------------------------------------------------------------------------------------------------------------
AB VPS LG CAP GRO, CL B
2010         1,958  $1.58  to  $0.94    $1,998         0.27%    0.45%   to  0.90%     9.34%    to    8.85%
2009         2,053  $1.44  to  $0.86    $1,793            --    0.45%   to  0.90%    42.62%(7) to   35.88%
2008         1,475  $0.63  to  $0.63      $936            --    0.90%   to  0.90%   (40.36%)   to  (40.36%)
2007           370  $1.06  to  $1.06      $394            --    0.90%   to  0.90%     6.50%(5) to    6.50%(5)
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
AC VP INTL, CL I
2010        17,456  $1.66  to  $0.93   $17,818         2.39%    0.45%   to  0.90%    12.78%    to   12.28%
2009        22,683  $1.47  to  $0.83   $19,252         2.16%    0.45%   to  0.90%    48.72%(7) to   32.57%
2008        30,010  $0.63  to  $0.63   $18,835         0.90%    0.90%   to  0.90%   (45.32%)   to  (45.32%)
2007        42,295  $1.15  to  $1.15   $48,545         0.65%    0.90%   to  0.90%    16.99%    to   16.99%
2006        40,453  $0.98  to  $0.98   $39,686         1.52%    0.90%   to  0.90%    23.91%    to   23.91%
---------------------------------------------------------------------------------------------------------------
AC VP VAL, CL I
2010        37,647  $1.47  to  $1.61   $59,272         2.18%    0.45%   to  0.90%    12.91%    to   12.41%
2009        43,604  $1.30  to  $1.44   $62,000         5.84%    0.45%   to  0.90%    29.91%(7) to   18.79%
2008        51,496  $1.21  to  $1.21   $62,260         2.71%    0.90%   to  0.90%   (27.43%)   to  (27.43%)
2007        76,953  $1.67  to  $1.67  $128,212         1.54%    0.90%   to  0.90%    (5.99%)   to   (5.99%)
2006        78,931  $1.77  to  $1.77  $139,893         1.37%    0.90%   to  0.90%    17.59%    to   17.59%
---------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BAL
2010         6,429  $1.43  to  $1.07    $7,127         1.42%    0.45%   to  0.90%    11.60%    to   11.09%
2009         6,957  $1.28  to  $0.96    $6,786         2.18%    0.45%   to  0.90%    27.63%(7) to   24.17%
2008         7,610  $0.77  to  $0.77    $5,892         2.35%    0.90%   to  0.90%   (31.94%)   to  (31.94%)
2007         9,295  $1.14  to  $1.14   $10,575         2.45%    0.90%   to  0.90%     1.83%    to    1.83%
2006         9,149  $1.12  to  $1.12   $10,221         2.45%    0.90%   to  0.90%     7.80%    to    7.80%
---------------------------------------------------------------------------------------------------------------
COL VP HI INC, CL 2
2010         5,298  $1.54  to  $1.27    $6,848         7.73%    0.45%   to  0.90%    11.40%    to   10.90%
2009         4,800  $1.38  to  $1.15    $5,534        10.83%    0.45%   to  0.90%    38.00%(7) to   42.62%
2008         3,270  $0.80  to  $0.80    $2,632        11.41%    0.90%   to  0.90%   (25.43%)   to  (25.43%)
2007         1,802  $1.08  to  $1.08    $1,945         5.70%    0.90%   to  0.90%     0.78%    to    0.78%
2006           786  $1.07  to  $1.07      $842         3.50%    0.90%   to  0.90%     7.11%(4) to    7.11%(4)
---------------------------------------------------------------------------------------------------------------
CS COMMODITY RETURN
2010        13,210  $1.47  to  $1.01   $14,110         7.14%    0.45%   to  0.90%    16.14%    to   15.62%
2009        12,827  $1.27  to  $0.87   $11,392        12.95%    0.45%   to  0.90%    23.31%(7) to   18.40%
2008         9,269  $0.74  to  $0.74    $6,837         1.41%    0.90%   to  0.90%   (34.33%)   to  (34.33%)
2007           827  $1.12  to  $1.12      $928         9.23%    0.90%   to  0.90%    10.66%(5) to   10.66%(5)
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
CS U.S. EQ FLEX I
2010         7,271  $1.60  to  $1.11    $9,826         0.15%    0.45%   to  0.90%    13.95%    to   13.43%
2009        10,068  $1.41  to  $0.98   $10,326         1.09%    0.45%   to  0.90%    39.77%(7) to   23.55%
2008        10,136  $0.79  to  $0.79    $8,002         0.08%    0.90%   to  0.90%   (35.19%)   to  (35.19%)
2007        13,021  $1.22  to  $1.22   $15,861            --    0.90%   to  0.90%    (1.73%)   to   (1.73%)
2006        15,010  $1.24  to  $1.24   $18,606            --    0.90%   to  0.90%     3.83%    to    3.83%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  63

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
EV VT FLOATING-RATE INC
2010        15,470  $1.48  to  $1.10   $17,646         4.20%    0.45%   to  0.90%     8.63%    to    8.15%
2009        52,242  $1.36  to  $1.01   $53,480         4.76%    0.45%   to  0.90%    35.92%(7) to   43.02%
2008        29,685  $0.71  to  $0.71   $21,044         5.80%    0.90%   to  0.90%   (27.79%)   to  (27.79%)
2007         6,045  $0.98  to  $0.98    $5,935         6.31%    0.90%   to  0.90%    (1.82%)(5)to   (1.82%)(5)
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
FID VIP CONTRAFUND, SERV CL 2
2010        68,288  $1.71  to  $0.96   $69,897         0.92%    0.45%   to  0.90%    16.40%    to   15.88%
2009       103,401  $1.47  to  $0.82   $86,836         1.00%    0.45%   to  0.90%    45.16%(7) to   34.25%
2008       153,178  $0.61  to  $0.61   $94,112         1.27%    0.90%   to  0.90%   (43.21%)   to  (43.21%)
2007        30,598  $1.08  to  $1.08   $33,100         2.88%    0.90%   to  0.90%     8.02%(5) to    8.02%(5)
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL
2010        47,523  $1.59  to  $1.04   $52,588         0.58%    0.45%   to  0.90%    14.15%    to   13.63%
2009        61,093  $1.39  to  $0.91   $56,898         0.95%    0.45%   to  0.90%    37.33%(7) to   26.02%
2008        79,159  $0.73  to  $0.73   $57,420         0.99%    0.90%   to  0.90%   (42.30%)   to  (42.30%)
2007       105,489  $1.26  to  $1.26  $132,611         1.68%    0.90%   to  0.90%    10.99%    to   10.99%
2006       106,778  $1.13  to  $1.13  $120,938         0.80%    0.90%   to  0.90%    12.00%    to   12.00%
---------------------------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV CL
2010        60,854  $1.89  to  $2.71  $150,388         0.24%    0.45%   to  0.90%    28.12%    to   27.55%
2009        76,756  $1.47  to  $2.13  $158,795         0.57%    0.45%   to  0.90%    47.47%(7) to   38.76%
2008        91,782  $1.53  to  $1.53  $140,666         0.36%    0.90%   to  0.90%   (40.05%)   to  (40.05%)
2007       109,304  $2.56  to  $2.56  $279,439         0.72%    0.90%   to  0.90%    14.45%    to   14.45%
2006       117,430  $2.23  to  $2.23  $262,315         0.25%    0.90%   to  0.90%    11.58%    to   11.58%
---------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL
2010        22,371  $1.62  to  $1.08   $26,000         1.24%    0.45%   to  0.90%    12.48%    to   11.98%
2009        28,806  $1.44  to  $0.97   $28,364         1.93%    0.45%   to  0.90%    45.20%(7) to   25.31%
2008        37,532  $0.77  to  $0.77   $28,995         2.20%    0.90%   to  0.90%   (44.37%)   to  (44.37%)
2007        51,558  $1.39  to  $1.39   $71,598         3.14%    0.90%   to  0.90%    16.15%    to   16.15%
2006        50,738  $1.20  to  $1.20   $60,662         0.72%    0.90%   to  0.90%    16.89%    to   16.89%
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANK GLOBAL REAL EST, CL 2
2010        26,140  $1.65  to  $1.87   $48,225         2.86%    0.45%   to  0.90%    20.43%    to   19.89%
2009        28,729  $1.37  to  $1.56   $44,681        12.93%    0.45%   to  0.90%    36.46%(7) to   18.02%
2008        31,693  $1.32  to  $1.32   $41,963         1.01%    0.90%   to  0.90%   (42.91%)   to  (42.91%)
2007        44,221  $2.32  to  $2.32  $102,557         2.45%    0.90%   to  0.90%   (21.58%)   to  (21.58%)
2006        47,652  $2.96  to  $2.96  $140,920         1.98%    0.90%   to  0.90%    19.51%    to   19.51%
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANK SM CAP VAL, CL 2
2010        16,486  $1.85  to  $2.41   $38,444         0.76%    0.45%   to  0.90%    27.65%    to   27.07%
2009        18,333  $1.45  to  $1.90   $34,435         1.67%    0.45%   to  0.90%    44.49%(7) to   28.00%
2008        21,085  $1.48  to  $1.48   $31,287         1.14%    0.90%   to  0.90%   (33.62%)   to  (33.62%)
2007        27,555  $2.24  to  $2.24   $61,595         0.66%    0.90%   to  0.90%    (3.26%)   to   (3.26%)
2006        27,835  $2.31  to  $2.31   $64,317         0.63%    0.90%   to  0.90%    15.93%    to   15.93%
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SEC, CL 2
2010        15,207  $1.47  to  $1.30   $19,858         1.58%    0.45%   to  0.90%    10.69%    to   10.20%
2009        15,242  $1.33  to  $1.18   $17,966         1.96%    0.45%   to  0.90%    32.61%(7) to   24.92%
2008        14,083  $0.94  to  $0.94   $13,255         2.98%    0.90%   to  0.90%   (37.67%)   to  (37.67%)
2007        14,489  $1.51  to  $1.51   $21,880         1.48%    0.90%   to  0.90%     2.55%    to    2.55%
2006        10,526  $1.47  to  $1.47   $15,500         1.24%    0.90%   to  0.90%    17.32%    to   17.32%
---------------------------------------------------------------------------------------------------------------
GS VIT MID CAP VAL, INST
2010        40,967  $1.76  to  $2.68  $102,337         0.59%    0.45%   to  0.90%    24.44%    to   23.88%
2009        59,940  $1.41  to  $2.16  $126,835         1.80%    0.45%   to  0.90%    40.55%(7) to   31.96%
2008        65,878  $1.64  to  $1.64  $107,948         1.01%    0.90%   to  0.90%   (37.62%)   to  (37.62%)
2007        77,828  $2.63  to  $2.63  $204,428         0.77%    0.90%   to  0.90%     2.27%    to    2.27%
2006        75,767  $2.57  to  $2.57  $194,589         1.01%    0.90%   to  0.90%    15.13%    to   15.13%
---------------------------------------------------------------------------------------------------------------
GS VIT STRUCTD SM CAP EQ, INST
2010         3,540  $1.86  to  $1.53    $5,595         0.54%    0.45%   to  0.90%    29.53%    to   28.95%
2009         4,291  $1.44  to  $1.18    $5,123         1.17%    0.45%   to  0.90%    43.13%(7) to   26.53%
2008         4,941  $0.94  to  $0.94    $4,625         0.63%    0.90%   to  0.90%   (34.62%)   to  (34.62%)
2007         6,368  $1.43  to  $1.43    $9,117         0.34%    0.90%   to  0.90%   (17.24%)   to  (17.24%)
2006         7,434  $1.73  to  $1.73   $12,860         0.64%    0.90%   to  0.90%    11.27%    to   11.27%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
64  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
GS VIT STRUCTD U.S. EQ, INST
2010        38,294  $1.48  to  $0.86   $34,968         1.43%    0.45%   to  0.90%    12.34%    to   11.83%
2009        46,494  $1.32  to  $0.77   $36,441         1.97%    0.45%   to  0.90%    30.78%(7) to   20.06%
2008        57,899  $0.64  to  $0.64   $37,251         1.34%    0.90%   to  0.90%   (37.56%)   to  (37.56%)
2007        90,955  $1.03  to  $1.03   $93,727         0.97%    0.90%   to  0.90%    (2.51%)   to   (2.51%)
2006        98,748  $1.06  to  $1.06  $104,383         1.24%    0.90%   to  0.90%    11.88%    to   11.88%
---------------------------------------------------------------------------------------------------------------
INVESCO VI CAP APPR, SER I
2010        15,065  $1.44  to  $0.67   $11,432         0.73%    0.45%   to  0.90%    14.97%    to   14.45%
2009        19,454  $1.25  to  $0.58   $11,765         0.59%    0.45%   to  0.90%    25.94%(7) to   19.99%
2008        26,041  $0.49  to  $0.49   $12,693            --    0.90%   to  0.90%   (43.01%)   to  (43.01%)
2007        39,833  $0.86  to  $0.86   $34,066            --    0.90%   to  0.90%    11.00%    to   11.00%
2006        37,569  $0.77  to  $0.77   $28,946         0.06%    0.90%   to  0.90%     5.35%    to    5.35%
---------------------------------------------------------------------------------------------------------------
INVESCO VI CAP DEV, SER I
2010         4,945  $1.75  to  $1.31    $6,886            --    0.45%   to  0.90%    18.25%    to   17.71%
2009         6,539  $1.48  to  $1.11    $7,408            --    0.45%   to  0.90%    46.96%(7) to   41.10%
2008         8,729  $0.79  to  $0.79    $6,897            --    0.90%   to  0.90%   (47.50%)   to  (47.50%)
2007        12,672  $1.51  to  $1.51   $19,073            --    0.90%   to  0.90%     9.85%    to    9.85%
2006        12,065  $1.37  to  $1.37   $16,531            --    0.90%   to  0.90%    15.48%    to   15.48%
---------------------------------------------------------------------------------------------------------------
INVESCO VI CORE EQ, SER I
2010        80,287  $1.51  to  $1.87  $141,302         0.95%    0.45%   to  0.90%     9.06%    to    8.57%
2009        92,897  $1.38  to  $1.73  $156,013         1.78%    0.45%   to  0.90%    37.81%(7) to   27.15%
2008       108,878  $1.36  to  $1.36  $147,770         2.01%    0.90%   to  0.90%   (30.77%)   to  (30.77%)
2007       137,964  $1.96  to  $1.96  $270,463         1.07%    0.90%   to  0.90%     7.14%    to    7.14%
2006       156,091  $1.83  to  $1.83  $285,600         0.55%    0.90%   to  0.90%    15.66%    to   15.66%
---------------------------------------------------------------------------------------------------------------
INVESCO VI FIN SERV, SER I
2010         5,660  $1.86  to  $0.60    $3,585         0.10%    0.45%   to  0.90%     9.82%    to    9.33%
2009         6,756  $1.69  to  $0.55    $3,787         3.69%    0.45%   to  0.90%    64.93%(7) to   26.29%
2008         5,026  $0.43  to  $0.43    $2,181         5.16%    0.90%   to  0.90%   (59.81%)   to  (59.81%)
2007           937  $1.08  to  $1.08    $1,012         1.51%    0.90%   to  0.90%   (22.92%)   to  (22.92%)
2006           865  $1.40  to  $1.40    $1,211         2.01%    0.90%   to  0.90%    15.40%    to   15.40%
---------------------------------------------------------------------------------------------------------------
INVESCO VI INTL GRO, SER II
2010        17,457  $1.62  to  $0.91   $17,730         0.61%    0.45%   to  0.90%    12.10%    to   11.60%
2009       131,264  $1.45  to  $0.82  $109,055         1.90%    0.45%   to  0.90%    44.73%(7) to   33.70%
2008        50,902  $0.61  to  $0.61   $31,119         0.85%    0.90%   to  0.90%   (41.08%)   to  (41.08%)
2007         8,431  $1.04  to  $1.04    $8,748         1.19%    0.90%   to  0.90%     3.35%(5) to    3.35%(5)
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
INVESCO VI TECH, SER I
2010         3,602  $1.99  to  $1.25    $4,712            --    0.45%   to  0.90%    20.76%    to   20.22%
2009         3,266  $1.65  to  $1.04    $3,444            --    0.45%   to  0.90%    61.95%(7) to   55.99%
2008         1,330  $0.67  to  $0.67      $889            --    0.90%   to  0.90%   (45.00%)   to  (45.00%)
2007         1,370  $1.21  to  $1.21    $1,665            --    0.90%   to  0.90%     6.73%    to    6.73%
2006         1,257  $1.14  to  $1.14    $1,431            --    0.90%   to  0.90%     9.49%    to    9.49%
---------------------------------------------------------------------------------------------------------------
INVESCO VANK VI COMSTOCK, SER II
2010         5,365  $1.66  to  $0.85    $4,922         0.32%    0.45%   to  0.90%    15.18%    to   14.66%
2009        60,211  $1.44  to  $0.74   $45,309         4.57%    0.45%   to  0.90%    43.00%(7) to   27.26%
2008        63,397  $0.58  to  $0.58   $36,850         1.42%    0.90%   to  0.90%   (36.38%)   to  (36.38%)
2007        12,704  $0.91  to  $0.91   $11,606            --    0.90%   to  0.90%    (8.81%)(5)to   (8.81%)(5)
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN ENTERPRISE, SERV
2010        10,700  $1.92  to  $0.76   $10,448            --    0.45%   to  0.90%    24.96%    to   24.40%
2009        16,061  $1.53  to  $0.61   $10,229            --    0.45%   to  0.90%    52.61%(7) to   43.15%
2008        21,924  $0.43  to  $0.43    $9,378         0.06%    0.90%   to  0.90%   (44.36%)   to  (44.36%)
2007        23,594  $0.77  to  $0.77   $18,139         0.07%    0.90%   to  0.90%    20.64%    to   20.64%
2006        19,593  $0.64  to  $0.64   $12,485            --    0.90%   to  0.90%    12.29%    to   12.29%
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN GLOBAL TECH, SERV
2010        18,070  $2.03  to  $0.57   $12,647            --    0.45%   to  0.90%    23.84%    to   23.28%
2009        22,231  $1.64  to  $0.47   $10,743            --    0.45%   to  0.90%    62.40%(7) to   55.49%
2008        21,385  $0.30  to  $0.30    $6,401         0.09%    0.90%   to  0.90%   (44.47%)   to  (44.47%)
2007        26,110  $0.54  to  $0.54   $14,074         0.38%    0.90%   to  0.90%    20.60%    to   20.60%
2006        22,805  $0.45  to  $0.45   $10,192            --    0.90%   to  0.90%     6.87%    to    6.87%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  65

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
JANUS ASPEN JANUS, SERV
2010         9,896  $1.62  to  $0.95    $9,945         0.07%    0.45%   to  0.90%    13.75%    to   13.23%
2009       134,461  $1.42  to  $0.83  $113,948         0.40%    0.45%   to  0.90%    40.49%(7) to   34.79%
2008       106,794  $0.62  to  $0.62   $66,143         0.71%    0.90%   to  0.90%   (40.41%)   to  (40.41%)
2007        20,251  $1.04  to  $1.04   $21,047         1.08%    0.90%   to  0.90%     3.81%(5) to    3.81%(5)
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS, SERV
2010        58,040  $2.34  to  $1.84  $110,729         0.54%    0.45%   to  0.90%    24.46%    to   23.90%
2009        66,841  $1.88  to  $1.48  $100,208         0.41%    0.45%   to  0.90%    85.75%(7) to   77.47%
2008        77,280  $0.84  to  $0.84   $64,545         1.12%    0.90%   to  0.90%   (52.66%)   to  (52.66%)
2007        90,519  $1.76  to  $1.76  $159,691         0.46%    0.90%   to  0.90%    26.87%    to   26.87%
2006        72,265  $1.39  to  $1.39  $100,490         1.96%    0.90%   to  0.90%    45.32%    to   45.32%
---------------------------------------------------------------------------------------------------------------
MFS INV GRO STOCK, SERV CL
2010        33,574  $1.64  to  $0.75   $27,281         0.63%    0.45%   to  0.90%    11.65%    to   11.15%
2009       226,867  $1.47  to  $0.67  $155,671         0.12%    0.45%   to  0.90%    46.08%(7) to   37.85%
2008        41,404  $0.49  to  $0.49   $20,207         0.30%    0.90%   to  0.90%   (37.55%)   to  (37.55%)
2007        52,721  $0.78  to  $0.78   $41,198         0.08%    0.90%   to  0.90%    10.02%    to   10.02%
2006        55,084  $0.71  to  $0.71   $39,123            --    0.90%   to  0.90%     6.34%    to    6.34%
---------------------------------------------------------------------------------------------------------------
MFS NEW DIS, SERV CL
2010        15,964  $2.40  to  $1.31   $22,592            --    0.45%   to  0.90%    35.33%    to   34.72%
2009        18,411  $1.77  to  $0.98   $18,295            --    0.45%   to  0.90%    75.37%(7) to   61.46%
2008        20,640  $0.60  to  $0.60   $12,467            --    0.90%   to  0.90%   (40.06%)   to  (40.06%)
2007        25,701  $1.01  to  $1.01   $25,900            --    0.90%   to  0.90%     1.33%    to    1.33%
2006        28,100  $0.99  to  $0.99   $27,946            --    0.90%   to  0.90%    11.92%    to   11.92%
---------------------------------------------------------------------------------------------------------------
MFS UTILITIES, SERV CL
2010         7,881  $1.55  to  $2.65   $19,533         3.00%    0.45%   to  0.90%    13.00%    to   12.49%
2009         7,666  $1.37  to  $2.35   $17,698         4.64%    0.45%   to  0.90%    35.47%(7) to   31.68%
2008         7,679  $1.79  to  $1.79   $13,733         1.26%    0.90%   to  0.90%   (38.37%)   to  (38.37%)
2007         5,321  $2.90  to  $2.90   $15,438         0.71%    0.90%   to  0.90%    26.41%    to   26.41%
2006         3,484  $2.30  to  $2.30    $7,996         1.60%    0.90%   to  0.90%    29.79%    to   29.79%
---------------------------------------------------------------------------------------------------------------
MS UIF GLOBAL REAL EST, CL II
2010         9,500  $2.00  to  $0.81    $8,518         5.49%    0.45%   to  0.90%    21.77%    to   21.22%
2009        34,566  $1.65  to  $0.67   $23,757         0.02%    0.45%   to  0.90%    63.94%(7) to   40.15%
2008        39,824  $0.48  to  $0.48   $19,086         2.84%    0.90%   to  0.90%   (44.84%)   to  (44.84%)
2007         4,908  $0.87  to  $0.87    $4,265         0.27%    0.90%   to  0.90%   (12.27%)(5)to  (12.27%)(5)
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
MS UIF MID CAP GRO, CL II
2010         6,126  $2.20  to  $1.17    $7,631            --    0.45%   to  0.90%    31.68%    to   31.09%
2009         4,621  $1.67  to  $0.89    $4,215            --    0.45%   to  0.90%    65.91%(7) to   55.95%
2008         3,367  $0.57  to  $0.57    $1,928         0.85%    0.90%   to  0.90%   (47.29%)   to  (47.29%)
2007           867  $1.09  to  $1.09      $942            --    0.90%   to  0.90%     8.39%(5) to    8.39%(5)
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL SEC VA, SERV
2010         5,073  $1.75  to  $1.24    $6,458         1.13%    0.45%   to  0.90%    15.18%    to   14.67%
2009         4,323  $1.52  to  $1.08    $4,703         1.74%    0.45%   to  0.90%    52.47%(7) to   38.11%
2008         3,352  $0.78  to  $0.78    $2,624         1.17%    0.90%   to  0.90%   (40.87%)   to  (40.87%)
2007         2,597  $1.32  to  $1.32    $3,437         0.93%    0.90%   to  0.90%     5.13%    to    5.13%
2006         1,488  $1.26  to  $1.26    $1,873         0.26%    0.90%   to  0.90%    16.32%    to   16.32%
---------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL STRATEGIC INC VA, SRV
2010        46,147  $1.36  to  $1.31   $60,600        14.17%    0.45%   to  0.90%    14.26%    to   13.74%
2009       134,754  $1.19  to  $1.15  $154,953         0.23%    0.45%   to  0.90%    19.74%(7) to   17.35%
2008       117,872  $0.98  to  $0.98  $115,342         3.21%    0.90%   to  0.90%   (15.25%)   to  (15.25%)
2007        33,282  $1.15  to  $1.15   $38,429         1.53%    0.90%   to  0.90%     8.56%    to    8.56%
2006         4,826  $1.06  to  $1.06    $5,133         1.32%    0.90%   to  0.90%     6.27%    to    6.27%
---------------------------------------------------------------------------------------------------------------
OPPEN MAIN ST SM MID CAP VA, SERV
2010         5,116  $1.88  to  $1.19    $6,285         0.42%    0.45%   to  0.90%    22.50%    to   21.95%
2009         5,750  $1.53  to  $0.98    $5,677         0.56%    0.45%   to  0.90%    52.02%(7) to   35.66%
2008         4,375  $0.72  to  $0.72    $3,155         0.23%    0.90%   to  0.90%   (38.56%)   to  (38.56%)
2007         2,738  $1.17  to  $1.17    $3,214         0.12%    0.90%   to  0.90%    (2.28%)   to   (2.28%)
2006         1,290  $1.20  to  $1.20    $1,549         0.01%    0.90%   to  0.90%    13.63%    to   13.63%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
66  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET, ADVISOR CL
2010        19,732  $1.42  to  $1.18   $24,033         5.50%    0.45%   to  0.90%    12.50%    to   11.99%
2009        84,798  $1.26  to  $1.06   $90,030         7.16%    0.45%   to  0.90%    25.97%(7) to   20.34%
2008        79,807  $0.88  to  $0.88   $69,978         7.58%    0.90%   to  0.90%   (16.67%)   to  (16.67%)
2007        17,575  $1.05  to  $1.05   $18,492        17.57%    0.90%   to  0.90%     4.96%(5) to    4.96%(5)
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
PUT VT GLOBAL HLTH CARE, CL IB
2010         2,757  $1.29  to  $1.26    $3,473         1.93%    0.45%   to  0.90%     2.01%    to    1.55%
2009         2,891  $1.26  to  $1.24    $3,583        11.39%    0.45%   to  0.90%    26.74%(7) to   24.87%
2008         2,745  $0.99  to  $0.99    $2,723            --    0.90%   to  0.90%   (17.81%)   to  (17.81%)
2007         2,265  $1.21  to  $1.21    $2,735         0.79%    0.90%   to  0.90%    (1.50%)   to   (1.50%)
2006         2,290  $1.23  to  $1.23    $2,806         0.27%    0.90%   to  0.90%     1.87%    to    1.87%
---------------------------------------------------------------------------------------------------------------
PUT VT HI YIELD, CL IB
2010         6,266  $1.63  to  $1.76   $10,797         7.55%    0.45%   to  0.90%    13.53%    to   13.02%
2009         7,314  $1.43  to  $1.56   $11,301        10.52%    0.45%   to  0.90%    43.77%(7) to   48.84%
2008         8,945  $1.05  to  $1.05    $9,357        10.35%    0.90%   to  0.90%   (26.73%)   to  (26.73%)
2007        14,449  $1.43  to  $1.43   $20,630         7.40%    0.90%   to  0.90%     1.87%    to    1.87%
2006        13,795  $1.40  to  $1.40   $19,336         7.62%    0.90%   to  0.90%     9.53%    to    9.53%
---------------------------------------------------------------------------------------------------------------
PUT VT INTL EQ, CL IB
2010         2,005  $1.55  to  $1.35    $2,706         3.59%    0.45%   to  0.90%     9.53%    to    9.04%
2009         2,172  $1.42  to  $1.24    $2,685            --    0.45%   to  0.90%    42.55%(7) to   23.52%
2008         2,361  $1.00  to  $1.00    $2,361         2.33%    0.90%   to  0.90%   (44.45%)   to  (44.45%)
2007         3,246  $1.80  to  $1.80    $5,845         2.67%    0.90%   to  0.90%     7.39%    to    7.39%
2006         3,112  $1.68  to  $1.68    $5,218         0.56%    0.90%   to  0.90%    26.58%    to   26.58%
---------------------------------------------------------------------------------------------------------------
PUT VT MULTI-CAP GRO, CL IA
2010        61,833  $1.65  to  $1.47   $93,918         0.59%    0.45%   to  0.90%    19.33%    to   18.80%
2009        73,635  $1.38  to  $1.24   $92,082         0.69%    0.45%   to  0.90%    37.02%(7) to   31.30%
2008        88,750  $0.94  to  $0.94   $83,567         0.32%    0.90%   to  0.90%   (39.17%)   to  (39.17%)
2007       112,780  $1.55  to  $1.55  $174,572         0.16%    0.90%   to  0.90%     5.06%    to    5.06%
2006       131,292  $1.47  to  $1.47  $193,431         0.18%    0.90%   to  0.90%     7.85%    to    7.85%
---------------------------------------------------------------------------------------------------------------
PUT VT MULTI-CAP GRO, CL IB
2010         6,077  $1.13  to  $1.13    $6,872            --    0.45%   to  0.90%    13.18%(10)to   13.04%(10)
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP, INVEST CL
2010        25,122  $2.20  to  $3.29   $74,488         1.84%    0.45%   to  0.90%    29.38%    to   28.80%
2009        27,157  $1.70  to  $2.56   $67,146            --    0.45%   to  0.90%    69.16%(7) to   56.63%
2008        31,756  $1.63  to  $1.63   $51,844         2.37%    0.90%   to  0.90%   (43.78%)   to  (43.78%)
2007        41,807  $2.90  to  $2.90  $121,404         1.41%    0.90%   to  0.90%     3.04%    to    3.04%
2006        45,186  $2.82  to  $2.82  $127,343         0.18%    0.90%   to  0.90%    19.99%    to   19.99%
---------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, AGGR
2010         6,421  $1.48  to  $0.97    $6,597            --    0.45%   to  0.90%    12.02%    to   11.51%
2009         6,256  $1.32  to  $0.87    $5,493            --    0.45%   to  0.90%    31.70%(7) to   22.70%
2008         3,937  $0.71  to  $0.71    $2,790            --    0.90%   to  0.90%   (29.86%)(6)to  (29.86%)(6)
2007            --     --         --        --            --       --          --        --             --
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, CONSERV
2010         3,537  $1.30  to  $1.05    $3,768            --    0.45%   to  0.90%     8.29%    to    7.79%
2009         2,693  $1.20  to  $0.97    $2,648            --    0.45%   to  0.90%    19.42%(7) to   15.82%
2008         1,717  $0.84  to  $0.84    $1,442            --    0.90%   to  0.90%   (16.44%)(6)to  (16.44%)(6)
2007            --     --         --        --            --       --          --        --             --
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, MOD
2010        15,844  $1.39  to  $0.99   $16,410            --    0.45%   to  0.90%     9.89%    to    9.38%
2009        13,836  $1.27  to  $0.91   $12,714            --    0.45%   to  0.90%    26.32%(7) to   19.64%
2008         8,836  $0.76  to  $0.76    $6,704            --    0.90%   to  0.90%   (24.75%)(6)to  (24.75%)(6)
2007            --     --         --        --            --       --          --        --             --
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  67

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, MOD AGGR
2010        16,561  $1.44  to  $0.98   $17,361            --    0.45%   to  0.90%    10.88%    to   10.37%
2009        16,089  $1.30  to  $0.89   $14,504            --    0.45%   to  0.90%    29.15%(7) to   21.10%
2008         8,965  $0.73  to  $0.73    $6,587            --    0.90%   to  0.90%   (27.20%)(6)to  (27.20%)(6)
2007            --     --         --        --            --       --          --        --             --
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, MOD CONSERV
2010         5,916  $1.34  to  $1.02    $6,181            --    0.45%   to  0.90%     9.17%    to    8.67%
2009         5,012  $1.23  to  $0.94    $4,730            --    0.45%   to  0.90%    22.60%(7) to   17.86%
2008         3,398  $0.79  to  $0.79    $2,699            --    0.90%   to  0.90%   (21.14%)(6)to  (21.14%)(6)
2007            --     --         --        --            --       --          --        --             --
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
COL VP BAL, CL 3
2010       148,964  $1.47  to  $1.07  $163,497            --    0.45%   to  0.90%    12.03%    to   11.52%
2009       176,743  $1.31  to  $0.96  $171,763            --    0.45%   to  0.90%    30.33%(7) to   23.11%
2008       214,306  $0.89  to  $0.78  $167,410         0.26%    0.65%   to  0.90%   (30.37%)   to  (30.54%)
2007       277,699  $1.29  to  $1.12  $312,062         2.86%    0.65%   to  0.90%     1.08%    to    0.82%
2006       303,589  $1.27  to  $1.11  $338,363         2.47%    0.65%   to  0.90%    13.64%    to   13.36%
---------------------------------------------------------------------------------------------------------------
COL VP CASH MGMT, CL 3
2010        65,651  $0.99  to  $1.15   $74,131         0.01%    0.45%   to  0.90%    (0.44%)   to   (0.89%)
2009        78,440  $1.00  to  $1.16   $90,667         0.07%    0.45%   to  0.90%    (0.30%)(7)to   (0.74%)
2008       108,600  $1.12  to  $1.17  $127,182         2.26%    0.65%   to  0.90%     1.61%    to    1.35%
2007        98,464  $1.10  to  $1.16  $113,767         4.72%    0.65%   to  0.90%     4.15%    to    3.89%
2006        87,146  $1.06  to  $1.11   $96,908         4.41%    0.65%   to  0.90%     3.81%    to    3.55%
---------------------------------------------------------------------------------------------------------------
COL VP DIV BOND, CL 3
2010       102,662  $1.22  to  $1.59  $156,837         3.82%    0.45%   to  0.90%     7.84%    to    7.35%
2009       261,434  $1.13  to  $1.48  $381,120         4.02%    0.45%   to  0.90%    13.37%(7) to   13.40%
2008       221,289  $1.06  to  $1.30  $287,710         0.40%    0.65%   to  0.90%    (6.92%)   to   (7.15%)
2007       191,510  $1.14  to  $1.40  $268,071         4.75%    0.65%   to  0.90%     4.51%    to    4.25%
2006       136,853  $1.09  to  $1.35  $183,575         4.37%    0.65%   to  0.90%     3.74%    to    3.48%
---------------------------------------------------------------------------------------------------------------
COL VP DIV EQ INC, CL 3
2010       144,392  $1.63  to  $1.62  $234,050            --    0.45%   to  0.90%    16.31%    to   15.78%
2009       261,045  $1.40  to  $1.40  $365,134            --    0.45%   to  0.90%    39.18%(7) to   26.32%
2008       268,902  $1.11  to  $1.11  $297,729         0.08%    0.90%   to  0.90%   (41.00%)   to  (41.00%)
2007       267,422  $1.88  to  $1.88  $501,851         1.56%    0.90%   to  0.90%     7.05%    to    7.05%
2006       243,400  $1.75  to  $1.75  $426,689         1.41%    0.90%   to  0.90%    18.67%    to   18.67%
---------------------------------------------------------------------------------------------------------------
COL VP DYN EQ, CL 3
2010       336,117  $1.61  to  $0.72  $262,784            --    0.45%   to  0.90%    16.81%    to   16.28%
2009       411,679  $1.38  to  $0.62  $261,254            --    0.45%   to  0.90%    36.80%(7) to   23.04%
2008       494,270  $0.76  to  $0.50  $249,703         0.23%    0.65%   to  0.90%   (42.54%)   to  (42.68%)
2007       631,216  $1.31  to  $0.88  $556,056         1.31%    0.65%   to  0.90%     2.26%    to    2.01%
2006       722,724  $1.29  to  $0.86  $624,056         1.19%    0.65%   to  0.90%    14.54%    to   14.25%
---------------------------------------------------------------------------------------------------------------
COL VP GLOBAL BOND, CL 3
2010        27,087  $1.21  to  $1.83   $46,152         3.85%    0.45%   to  0.90%     6.11%    to    5.63%
2009        64,715  $1.14  to  $1.73  $109,653         1.82%    0.45%   to  0.90%    13.99%(7) to   10.38%
2008        60,052  $1.57  to  $1.57   $94,219         7.11%    0.90%   to  0.90%    (1.33%)   to   (1.33%)
2007        46,890  $1.59  to  $1.59   $74,559         3.65%    0.90%   to  0.90%     6.67%    to    6.67%
2006        30,512  $1.49  to  $1.49   $45,482         3.28%    0.90%   to  0.90%     5.78%    to    5.78%
---------------------------------------------------------------------------------------------------------------
COL VP GLOBAL INFLATION PROT SEC, CL 3
2010        13,966  $1.12  to  $1.18   $16,290         0.75%    0.45%   to  0.90%     3.67%    to    3.19%
2009       106,344  $1.08  to  $1.14  $120,881         9.70%    0.45%   to  0.90%     8.14%(7) to    5.88%
2008        48,769  $1.08  to  $1.08   $52,470         2.60%    0.90%   to  0.90%    (0.76%)   to   (0.76%)
2007        12,082  $1.08  to  $1.08   $13,098         2.58%    0.90%   to  0.90%     6.97%    to    6.97%
2006           722  $1.01  to  $1.01      $732         4.69%    0.90%   to  0.90%     0.29%    to    0.29%
---------------------------------------------------------------------------------------------------------------
COL VP HI YIELD BOND, CL 3
2010        35,749  $1.66  to  $1.79   $63,266         9.09%    0.45%   to  0.90%    13.45%    to   12.94%
2009        41,362  $1.47  to  $1.58   $65,183        10.26%    0.45%   to  0.90%    48.28%(7) to   52.47%
2008        45,491  $1.04  to  $1.04   $47,163         0.33%    0.90%   to  0.90%   (25.85%)   to  (25.85%)
2007        69,118  $1.40  to  $1.40   $96,634         7.42%    0.90%   to  0.90%     0.94%    to    0.94%
2006        68,955  $1.39  to  $1.39   $95,510         7.43%    0.90%   to  0.90%     9.83%    to    9.83%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
68  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
COL VP INC OPP, CL 3
2010        10,733  $1.52  to  $1.39   $15,073         3.72%    0.45%   to  0.90%    12.55%    to   12.03%
2009        79,575  $1.35  to  $1.24   $98,987         4.93%    0.45%   to  0.90%    34.82%(7) to   41.12%
2008        41,258  $0.88  to  $0.88   $36,252         0.08%    0.90%   to  0.90%   (19.54%)   to  (19.54%)
2007        10,554  $1.09  to  $1.09   $11,525         6.97%    0.90%   to  0.90%     1.71%    to    1.71%
2006           489  $1.07  to  $1.07      $525         6.47%    0.90%   to  0.90%     7.02%    to    7.02%
---------------------------------------------------------------------------------------------------------------
COL VP MID CAP GRO OPP, CL 3
2010        10,047  $2.18  to  $1.52   $16,099            --    0.45%   to  0.90%    25.72%    to   25.15%
2009        11,364  $1.73  to  $1.22   $13,984            --    0.45%   to  0.90%    70.03%(7) to   61.94%
2008         9,321  $0.75  to  $0.75    $7,004         0.02%    0.90%   to  0.90%   (45.34%)   to  (45.34%)
2007        11,572  $1.37  to  $1.37   $15,910         0.05%    0.90%   to  0.90%    12.72%    to   12.72%
2006        11,366  $1.22  to  $1.22   $13,862         0.27%    0.90%   to  0.90%    (0.96%)   to   (0.96%)
---------------------------------------------------------------------------------------------------------------
COL VP MID CAP VAL OPP, CL 3
2010         8,268  $1.85  to  $1.22   $10,456            --    0.45%   to  0.90%    21.97%    to   21.41%
2009         9,731  $1.52  to  $1.01    $9,887            --    0.45%   to  0.90%    49.83%(7) to   39.68%
2008         8,371  $0.72  to  $0.72    $6,031         0.00%    0.90%   to  0.90%   (45.60%)   to  (45.60%)
2007         4,303  $1.32  to  $1.32    $5,698         0.77%    0.90%   to  0.90%     9.36%    to    9.36%
2006         1,854  $1.21  to  $1.21    $2,245         1.05%    0.90%   to  0.90%    14.29%    to   14.29%
---------------------------------------------------------------------------------------------------------------
COL VP S&P 500, CL 3
2010        41,718  $1.56  to  $0.91   $40,563            --    0.45%   to  0.90%    14.19%    to   13.67%
2009        49,544  $1.37  to  $0.80   $40,715            --    0.45%   to  0.90%    36.77%(7) to   24.87%
2008        54,578  $0.64  to  $0.64   $35,061         0.08%    0.90%   to  0.90%   (37.66%)   to  (37.66%)
2007        65,036  $1.03  to  $1.03   $67,021         1.63%    0.90%   to  0.90%     4.07%    to    4.07%
2006        66,546  $0.99  to  $0.99   $65,895         1.45%    0.90%   to  0.90%    14.23%    to   14.23%
---------------------------------------------------------------------------------------------------------------
COL VP SHORT DURATION, CL 3
2010        32,466  $1.07  to  $1.33   $41,734         0.86%    0.45%   to  0.90%     2.54%    to    2.07%
2009        47,727  $1.05  to  $1.30   $61,321         2.85%    0.45%   to  0.90%     4.67%(7) to    4.58%
2008        41,046  $1.06  to  $1.24   $50,877         0.14%    0.65%   to  0.90%    (3.27%)   to   (3.51%)
2007        43,231  $1.09  to  $1.29   $55,522         4.18%    0.65%   to  0.90%     4.64%    to    4.38%
2006        41,090  $1.05  to  $1.24   $50,474         3.80%    0.65%   to  0.90%     3.17%    to    2.91%
---------------------------------------------------------------------------------------------------------------
COL VP LG CAP GRO, CL 3
2010        76,325  $1.68  to  $0.53   $44,431            --    0.45%   to  0.90%    16.64%    to   16.11%
2009        97,663  $1.44  to  $0.45   $45,398            --    0.45%   to  0.90%    42.81%(7) to   35.76%
2008       268,527  $0.33  to  $0.33   $89,491         0.24%    0.90%   to  0.90%   (44.84%)   to  (44.84%)
2007       215,184  $0.60  to  $0.60  $130,021         1.00%    0.90%   to  0.90%     2.14%    to    2.14%
2006       171,986  $0.59  to  $0.59  $101,740         0.87%    0.90%   to  0.90%    10.09%    to   10.09%
---------------------------------------------------------------------------------------------------------------
COL VP SELECT LG CAP VAL, CL 3
2010         3,205  $1.67  to  $1.07    $3,578            --    0.45%   to  0.90%    19.99%    to   19.44%
2009         1,542  $1.39  to  $0.90    $1,401            --    0.45%   to  0.90%    37.30%(7) to   25.00%
2008           707  $0.72  to  $0.72      $507         0.06%    0.90%   to  0.90%   (40.00%)   to  (40.00%)
2007           430  $1.19  to  $1.19      $514         1.54%    0.90%   to  0.90%    (1.35%)   to   (1.35%)
2006           206  $1.21  to  $1.21      $250         1.51%    0.90%   to  0.90%    18.00%    to   18.00%
---------------------------------------------------------------------------------------------------------------
COL VP SELECT SM CAP VAL, CL 3
2010        10,438  $1.93  to  $1.51   $16,205            --    0.45%   to  0.90%    26.23%    to   25.66%
2009        12,054  $1.53  to  $1.20   $14,607            --    0.45%   to  0.90%    52.13%(7) to   38.56%
2008        13,843  $0.87  to  $0.87   $12,010         0.00%    0.90%   to  0.90%   (39.15%)   to  (39.15%)
2007        19,240  $1.43  to  $1.43   $27,430         0.16%    0.90%   to  0.90%    (5.05%)   to   (5.05%)
2006        23,069  $1.50  to  $1.50   $34,637         0.04%    0.90%   to  0.90%    10.69%    to   10.69%
---------------------------------------------------------------------------------------------------------------
COL VP EMER MKTS OPP, CL 3
2010        25,524  $2.31  to  $2.75   $68,363         1.51%    0.45%   to  0.90%    19.22%    to   18.68%
2009        39,714  $1.94  to  $2.32   $91,267         0.36%    0.45%   to  0.90%    93.74%(7) to   72.52%
2008        45,673  $1.34  to  $1.34   $61,313         0.71%    0.90%   to  0.90%   (54.12%)   to  (54.12%)
2007        31,068  $2.93  to  $2.93   $90,908         0.59%    0.90%   to  0.90%    36.86%    to   36.86%
2006        26,416  $2.14  to  $2.14   $56,476         0.35%    0.90%   to  0.90%    32.71%    to   32.71%
---------------------------------------------------------------------------------------------------------------
COL VP INTL OPP, CL 3
2010       110,255  $1.62  to  $0.95  $111,451         1.43%    0.45%   to  0.90%    13.38%    to   12.87%
2009       136,197  $1.43  to  $0.84  $117,038         1.56%    0.45%   to  0.90%    44.19%(7) to   26.40%
2008       167,808  $0.67  to  $0.67  $111,637         2.32%    0.90%   to  0.90%   (40.97%)   to  (40.97%)
2007       222,332  $1.13  to  $1.13  $250,572         0.99%    0.90%   to  0.90%    11.66%    to   11.66%
2006       247,038  $1.01  to  $1.01  $249,332         1.93%    0.90%   to  0.90%    23.06%    to   23.06%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  69

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
VP AGGR, CL 2
2010        22,567  $1.13  to  $1.12   $25,328            --    0.45%   to  0.90%    13.71%(9) to   13.37%(9)
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP AGGR, CL 4
2010       228,671  $1.13  to  $1.12  $256,613            --    0.45%   to  0.90%    13.71%(9) to   13.37%(9)
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP CONSERV, CL 2
2010         3,952  $1.05  to  $1.05    $4,132            --    0.45%   to  0.90%     5.63%(9) to    5.32%(9)
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP CONSERV, CL 4
2010        26,842  $1.05  to  $1.05   $28,076            --    0.45%   to  0.90%     5.63%(9) to    5.32%(9)
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP DAVIS NY VENTURE, CL 3
2010         4,416  $1.62  to  $0.85    $4,070            --    0.45%   to  0.90%    11.03%    to   10.52%
2009       159,817  $1.46  to  $0.77  $124,915            --    0.45%   to  0.90%    44.68%(7) to   30.15%
2008        76,989  $0.59  to  $0.59   $45,474         0.02%    0.90%   to  0.90%   (39.13%)   to  (39.13%)
2007        15,004  $0.97  to  $0.97   $14,560         1.21%    0.90%   to  0.90%    (3.23%)(5)to   (3.23%)(5)
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP GS MID CAP VAL, CL 3
2010           863  $1.78  to  $1.22    $1,098            --    0.45%   to  0.90%    21.32%    to   20.77%
2009           559  $1.47  to  $1.01      $572            --    0.45%   to  0.90%    45.45%(7) to   35.40%
2008           492  $0.75  to  $0.75      $368         0.00%    0.90%   to  0.90%   (37.25%)   to  (37.25%)
2007           215  $1.19  to  $1.19      $257         1.11%    0.90%   to  0.90%     5.08%    to    5.08%
2006           114  $1.14  to  $1.14      $129         1.91%    0.90%   to  0.90%    14.79%    to   14.79%
---------------------------------------------------------------------------------------------------------------
VP MOD, CL 2
2010        59,979  $1.10  to  $1.09   $65,642            --    0.45%   to  0.90%     9.89%(9) to    9.56%(9)
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP MOD, CL 4
2010       590,926  $1.10  to  $1.09  $646,723            --    0.45%   to  0.90%     9.89%(9) to    9.56%(9)
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP MOD AGGR, CL 2
2010        62,032  $1.12  to  $1.11   $68,999            --    0.45%   to  0.90%    11.69%(9) to   11.35%(9)
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP MOD AGGR, CL 4
2010       859,921  $1.12  to  $1.11  $957,297            --    0.45%   to  0.90%    11.79%(9) to   11.45%(9)
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
70  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
VP MOD CONSERV, CL 2
2010        13,163  $1.07  to  $1.07   $14,090            --    0.45%   to  0.90%     7.50%(9) to    7.17%(9)
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP MOD CONSERV, CL 4
2010       101,588  $1.07  to  $1.07  $108,871            --    0.45%   to  0.90%     7.60%(9) to    7.27%(9)
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP PTNRS SM CAP VAL, CL 3
2010         9,554  $1.85  to  $1.75   $16,761            --    0.45%   to  0.90%    23.87%    to   23.31%
2009        63,459  $1.49  to  $1.42   $90,170            --    0.45%   to  0.90%    48.03%(7) to   35.33%
2008        53,130  $1.05  to  $1.05   $55,702         0.07%    0.90%   to  0.90%   (32.19%)   to  (32.19%)
2007        20,614  $1.55  to  $1.55   $31,870         0.90%    0.90%   to  0.90%    (5.75%)   to   (5.75%)
2006        11,437  $1.64  to  $1.64   $18,761         0.42%    0.90%   to  0.90%    19.18%    to   19.18%
---------------------------------------------------------------------------------------------------------------
THIRD AVE VAL
2010        25,505  $1.79  to  $2.36   $56,514         3.86%    0.45%   to  0.90%    13.55%    to   13.04%
2009        29,475  $1.58  to  $2.09   $60,287            --    0.45%   to  0.90%    55.77%(7) to   44.05%
2008        35,765  $1.45  to  $1.45   $51,851         0.79%    0.90%   to  0.90%   (44.16%)   to  (44.16%)
2007        51,180  $2.60  to  $2.60  $132,886         2.16%    0.90%   to  0.90%    (5.66%)   to   (5.66%)
2006        58,081  $2.75  to  $2.75  $159,858         1.32%    0.90%   to  0.90%    14.75%    to   14.75%
---------------------------------------------------------------------------------------------------------------
WANGER INTL
2010        59,589  $2.01  to  $1.76  $106,871         2.17%    0.45%   to  0.90%    24.36%    to   23.80%
2009        94,689  $1.61  to  $1.42  $135,404         3.80%    0.45%   to  0.90%    62.34%(7) to   48.44%
2008       113,596  $0.96  to  $0.96  $108,909         0.97%    0.90%   to  0.90%   (46.09%)   to  (46.09%)
2007       110,580  $1.78  to  $1.78  $196,656         0.82%    0.90%   to  0.90%    15.26%    to   15.26%
2006       103,943  $1.54  to  $1.54  $160,371         0.51%    0.90%   to  0.90%    35.93%    to   35.93%
---------------------------------------------------------------------------------------------------------------
WANGER USA
2010        48,140  $1.87  to  $2.03   $96,783            --    0.45%   to  0.90%    22.80%    to   22.25%
2009        71,519  $1.52  to  $1.66  $118,385            --    0.45%   to  0.90%    51.36%(7) to   40.95%
2008        73,536  $1.18  to  $1.18   $86,627            --    0.90%   to  0.90%   (40.23%)   to  (40.23%)
2007        80,677  $1.97  to  $1.97  $158,998            --    0.90%   to  0.90%     4.44%    to    4.44%
2006        83,149  $1.89  to  $1.89  $156,905         0.22%    0.90%   to  0.90%     6.91%    to    6.91%
---------------------------------------------------------------------------------------------------------------
WF ADV VT CORE EQ, CL 2
2010        12,304  $1.73  to  $1.34   $17,016         0.45%    0.45%   to  0.90%    15.66%    to   15.14%
2009        11,203  $1.49  to  $1.16   $13,137         1.29%    0.45%   to  0.90%    48.40%(7) to   34.53%
2008         7,071  $0.87  to  $0.87    $6,119         1.53%    0.90%   to  0.90%   (33.61%)   to  (33.61%)
2007         4,802  $1.30  to  $1.30    $6,259         0.89%    0.90%   to  0.90%     7.04%    to    7.04%
2006         4,125  $1.22  to  $1.22    $5,022         1.30%    0.90%   to  0.90%    11.39%    to   11.39%
---------------------------------------------------------------------------------------------------------------
WF ADV VT INTL EQ, CL 2
2010        20,666  $1.50  to  $1.49   $30,862         0.74%    0.45%   to  0.90%    15.98%    to   15.46%
2009        24,622  $1.30  to  $1.29   $31,780         3.91%    0.45%   to  0.90%    30.30%(8) to   29.79%(8)
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
2006            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
WF ADV VT OPP, CL 2
2010         2,198  $1.93  to  $1.61    $3,567         0.75%    0.45%   to  0.90%    23.20%    to   22.65%
2009         2,163  $1.56  to  $1.32    $2,849            --    0.45%   to  0.90%    55.37%(7) to   46.41%
2008         2,051  $0.90  to  $0.90    $1,844         1.92%    0.90%   to  0.90%   (40.64%)   to  (40.64%)
2007         2,303  $1.51  to  $1.51    $3,487         0.62%    0.90%   to  0.90%     5.67%    to    5.67%
2006         2,414  $1.43  to  $1.43    $3,459            --    0.90%   to  0.90%    11.22%    to   11.22%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT  71

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
WF ADV VT SM CAP GRO, CL 2
2010         6,959  $2.16  to  $1.85   $13,036            --    0.45%   to  0.90%    26.20%    to   25.64%
2009         6,818  $1.71  to  $1.47   $10,069            --    0.45%   to  0.90%    70.90%(7) to   51.27%
2008         5,442  $0.97  to  $0.97    $5,287            --    0.90%   to  0.90%   (41.95%)   to  (41.95%)
2007         4,798  $1.67  to  $1.67    $8,030            --    0.90%   to  0.90%    12.79%    to   12.79%
2006         3,212  $1.48  to  $1.48    $4,766            --    0.90%   to  0.90%    21.66%    to   21.66%
---------------------------------------------------------------------------------------------------------------



 (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
 (2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.
 (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
 (4) New subaccount operations commenced on April 28, 2006.
 (5) New subaccount operations commenced on June 11, 2007.
 (6) New subaccount operations commenced on May 1, 2008.
 (7) New subaccount operations commenced on Jan. 23, 2009.
 (8) New subaccount operations commenced on Feb. 13, 2009.
 (9) New subaccount operations commenced on May 7, 2010.
(10) New subaccount operations commenced on Sept. 24, 2010.


--------------------------------------------------------------------------------
72  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2010 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company, (a wholly owned subsidiary of Ameriprise Financial, Inc.) (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of RiverSource Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2010 and 2009, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the consolidated financial statements, in 2009 the Company adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments, and in 2008 the Company adopted new accounting guidance related to the measurement of fair value.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 23, 2011

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                               2010          2009

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2010, $24,818;
  2009, $25,142)                                                         $ 26,442       $25,999
  Common and preferred stocks, at fair value (cost: 2010, $1; 2009,
  $30)                                                                          2            23
Commercial mortgage loans, at cost (less allowance for loan losses:
2010, $36; 2009, $30)                                                       2,470         2,532
Policy loans                                                                  729           715
Trading securities and other investments                                      496           310
-------------------------------------------------------------------------------------------------
    Total investments                                                      30,139        29,579
Cash and cash equivalents                                                      76           811
Restricted cash                                                                66           184
Reinsurance recoverables                                                    1,829         1,688
Deferred income taxes, net                                                     --            63
Other receivables                                                             166           332
Accrued investment income                                                     309           303
Deferred acquisition costs                                                  4,578         4,285
Deferred sales inducement costs                                               545           524
Other assets                                                                1,123           936
Separate account assets                                                    63,795        54,267
-------------------------------------------------------------------------------------------------
Total assets                                                             $102,626       $92,972
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                   $ 29,680       $30,383
Policy claims and other policyholders' funds                                  134           123
Deferred income taxes, net                                                    514            --
Borrowings under repurchase agreements                                        397            --
Line of credit with Ameriprise Financial, Inc.                                  3           300
Other liabilities                                                           1,555         1,955
Separate account liabilities                                               63,795        54,267
-------------------------------------------------------------------------------------------------
Total liabilities                                                          96,078        87,028
-------------------------------------------------------------------------------------------------
Shareholder's equity:
Common stock, $30 par value; 100,000 shares authorized, issued and
outstanding                                                                     3             3
Additional paid-in capital                                                  2,460         2,445
Retained earnings                                                           3,410         3,114
Accumulated other comprehensive income, net of tax                            675           382
-------------------------------------------------------------------------------------------------
Total shareholder's equity                                                  6,548         5,944
-------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                               $102,626       $92,972
=================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2010          2009          2008

REVENUES
Premiums                                                          $  489        $  450        $  438
Net investment income                                              1,629         1,526         1,252
Policy and contract charges                                        1,389         1,156         1,352
Other revenues                                                       272           233           255
Net realized investment gains (losses)                                16            59          (442)
-------------------------------------------------------------------------------------------------------
    Total revenues                                                 3,795         3,424         2,855
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   1,203           841           673
Interest credited to fixed accounts                                  909           903           790
Amortization of deferred acquisition costs                            53           145           861
Other insurance and operating expenses                               582           550           649
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                    2,747         2,439         2,973
-------------------------------------------------------------------------------------------------------
Pretax income (loss)                                               1,048           985          (118)
Income tax provision (benefit)                                       252           245          (189)
-------------------------------------------------------------------------------------------------------
Net income                                                        $  796        $  740        $   71
=======================================================================================================

Supplemental Disclosures:
Net realized investment gains:
  Net realized investment gains before impairment losses on
  securities                                                      $   44        $  121
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities         (22)          (53)
  Portion of loss recognized in other comprehensive income            (6)           (9)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains                                                              (28)          (62)
-------------------------------------------------------------------------------------------------------
Net realized investment gains                                     $   16        $   59
=======================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2010          2009          2008

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                        $   796      $    740       $    71
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
  Capitalization of deferred acquisition and sales inducement
  costs                                                              (494)         (640)         (674)
  Amortization of deferred acquisition and sales inducement
  costs                                                                50           155           982
  Depreciation, amortization and accretion, net                       (79)          (68)           61
  Deferred income tax expense (benefit)                               416           (81)         (234)
  Contractholder and policyholder charges, non-cash                  (259)         (259)         (248)
  Net realized investment gains                                       (46)         (135)           (7)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment (gains) losses          29            76           449
Change in operating assets and liabilities:
  Trading securities and equity method investments, net                29           136          (110)
  Future policy benefits for traditional life, disability
  income and long term care insurance                                 302           282           308
  Policy claims and other policyholders' funds                         11           (49)           81
  Reinsurance recoverables                                           (141)          (96)         (302)
  Other receivables                                                   (53)           (5)           20
  Accrued investment income                                            (6)          (64)           14
  Derivatives collateral, net                                          55        (1,928)        1,591
  Other assets and liabilities, net                                   439           684            41
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                 1,049        (1,252)        2,043
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                               1,268         5,215           246
  Maturities, sinking fund payments and calls                       3,719         3,486         2,510
  Purchases                                                        (4,970)      (13,696)       (1,684)
Proceeds from sales and maturities of commercial mortgage
loans                                                                 207           279           263
Funding of commercial mortgage loans                                 (154)         (104)         (110)
Proceeds from sales of other investments                               95            43            19
Purchase of other investments                                        (256)          (11)         (140)
Purchase of land, buildings, equipment and software                   (15)          (14)          (18)
Change in policy loans, net                                           (14)            7           (25)
-------------------------------------------------------------------------------------------------------
Net cash (used in) provided by investing activities                  (120)       (4,795)        1,061
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                           1,593         4,863         2,913
  Net transfers (to) from separate accounts                        (1,337)          195            91
  Surrenders and other benefits                                    (1,338)       (1,923)       (2,931)
Change in borrowings under repurchase agreements, net                 397            --            --
Proceeds from line of credit with Ameriprise Financial, Inc.           13           500            --
Payments on line of credit with Ameriprise Financial, Inc.           (310)           --            --
Deferred premium options, net                                        (182)          (82)          (77)
Tax adjustment on share-based incentive compensation plan              --            (2)            2
Cash dividend to Ameriprise Financial, Inc.                          (500)           --          (775)
-------------------------------------------------------------------------------------------------------
Net cash (used in) provided by financing activities                (1,664)        3,551          (777)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents                 (735)       (2,496)        2,327
Cash and cash equivalents at beginning of period                      811         3,307           980
-------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of period                        $    76      $    811       $ 3,307
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                          $   112      $     72       $   168
  Interest paid on borrowings                                           3             1            --
Non-cash transactions:
  Capital contributions from Ameriprise Financial, Inc.           $    14      $    331       $   322


See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2010
(IN MILLIONS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                               SHARES        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2008                      $ 3         $2,031        $3,188          $ (156)        $5,066
Change in accounting principles, net of
tax                                               --             --           (30)             --            (30)
Comprehensive loss:
  Net income                                      --             --            71              --             71
  Other comprehensive income (loss), net
  of tax:
    Change in net unrealized securities
    losses                                        --             --            --            (562)          (562)
    Change in net unrealized derivatives
    losses                                        --             --            --               2              2
                                                                                                       ------------
Total comprehensive loss                                                                                    (489)
Tax adjustment on share-based incentive
compensation plan                                 --              2            --              --              2
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (775)             --           (775)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --             83            --              --             83
Non-cash dividend to Ameriprise Financial,
Inc.                                              --             --          (118)             --           (118)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2008                    $ 3          2,116         2,336            (716)         3,739
Change in accounting principles, net of
tax                                               --             --            38             (38)            --
Comprehensive income:
  Net income                                      --             --           740              --            740
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                        --             --            --           1,109          1,109
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --              23             23
    Change in net unrealized derivatives
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                 1,876
Tax adjustment on share-based incentive
compensation plan                                 --             (2)           --              --             (2)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --            331            --              --            331
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2009                    $ 3         $2,445        $3,114          $  382         $5,944
Comprehensive income:
  Net income                                      --             --           796              --            796
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                         --             --            --             285            285
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --               4              4
    Change in net unrealized derivatives
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                 1,089
Tax adjustment on share-based incentive
compensation plan                                 --              1            --              --              1
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (500)                          (500)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --             14            --              --             14
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2010                    $ 3         $2,460        $3,410          $  675         $6,548
===================================================================================================================




See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

- RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

- RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. Effective in March and September 2010, RiverSource Life of NY withdrew its Certificates of Authority from North Dakota and Delaware, respectively, as it does not conduct business in these states. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. ("RTA"). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the "Company"). All material intercompany transactions and balances have been eliminated in consolidation.

In the third quarter of 2010, the Company made adjustments for revisions to the valuations of reserves, deferred acquisition costs ("DAC") and deferred sales inducement costs ("DSIC") related to insurance and living benefit guarantees which resulted in a $32 million pretax charge ($21 million after-tax). In the second quarter of 2010, the Company made an adjustment for revisions to certain calculations in its valuation of DAC and DSIC which resulted in a $33 million pretax benefit ($21 million after-tax).

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The Company's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning an equity indexed annuity ("EIA") may have their interest calculated based on an increase in a broad-based stock market index. The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose a fixed account option that is part of the Company's "general account", as well as investment options from a variety of portfolios that include common stocks, bonds, managed assets and/or short-term securities.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
The Company consolidates entities in which it holds a greater than 50% voting interest, or when certain conditions are met for variable interest entities ("VIEs") and limited partnerships. Entities in which the Company exercises significant influence or holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. All other investments

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method where the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity's losses, or the rights to receive the entity's returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. A VIE is required to be assessed for consolidation under two models:

- If the VIE is a money market fund or is an investment company, or has the financial characteristics of an investment company, and the following is true:

  (i) the entity does not have an explicit or implicit obligation to fund the investment company's losses; and

  (ii) the investment company is not a securitization entity, asset backed financing entity, or an entity formally considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns. Examples of entities that are likely to be assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

- If the VIE does not meet the criteria above, the VIE will be consolidated by the entity that determines it has both:

  (i) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance; and

  (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

When determining whether the Company stands to absorb the majority of a VIE's expected losses or receive a majority of a VIE's expected returns, it analyzes the design of the VIE to identify the variable interests it holds. Then the Company quantitatively determines whether its variable interests will absorb a majority of the VIE's variability. If the Company determines it has control over the activities that most significantly impact the economic performance of the VIE and it will absorb a majority of the VIE's expected variability, the Company consolidates the VIE. The calculation of variability is based on an analysis of projected probability-weighted cash flows based on the design of the particular VIE. When determining whether the Company has the power and the obligation to absorb losses or rights to receive benefits from the VIE that could potentially be significant, the Company qualitatively determines if its variable interests meet these criteria. If the Company consolidates a VIE under either scenario, it is referred to as the VIE's primary beneficiary.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of impacts to DAC, DSIC, certain benefit reserves and income taxes. Gains and losses are recognized in the Consolidated Statements of Income upon disposition of the securities.

Effective January 1, 2009, the Company early adopted an accounting standard that significantly changed the Company's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities as follows. When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria, and the Company does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings. The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, DSIC, certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through

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subsequent evaluation there is a sustained increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income (loss). The Company's Consolidated Statements of Shareholder's Equity present all changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income (loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

Trading Securities and Other Investments
Trading securities and other investments include separate account and mutual fund seed money, equity method investments, trading bonds, interests in affordable housing partnerships and syndicated loans. Separate account and mutual fund seed money is carried at fair value with changes in value recognized within net investment income. Affordable housing partnerships are accounted for under the equity method.

FINANCING RECEIVABLES

Commercial Mortgage Loans and Syndicated Loans
Commercial mortgage loans are reflected at amortized cost less the allowance for loan losses.

Syndicated loans represent the Company's investment in below investment grade loan syndications. Syndicated loans are reflected in trading securities and other investments at amortized cost less the allowance for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest. When originated, the loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.


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Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in trading securities and other investments. Syndicated loans are charged off when management determines that the loans are uncollectible.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management's assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. The impairment recognized is measured as the excess of the loan's recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan's effective interest rate, (ii) the fair value of collateral or (iii) the loan's observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms. Loans restructured at an interest rate equal to or greater than interest rates for new loans with comparable risk at the time the contract is modified are excluded from restructured loans. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to the borrower, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructure or after a performance period. If the borrower's ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status. There are no material commitments to lend additional funds to borrowers whose loans have been restructured.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH
Total restricted cash at December 31, 2010 and 2009 was $66 million and $184 million, respectively, consisting of cash that has been pledged to counterparties.

REINSURANCE
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life, long term care ("LTC") and DI reinsurance premiums, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted

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amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC asset valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 8 for additional information on reinsurance.

LAND, BUILDINGS, EQUIPMENT AND SOFTWARE
Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company generally uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years. During 2009, the Company received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial.

At December 31, 2010 and 2009, land, buildings, equipment and software were $191 million and $190 million, respectively, net of accumulated depreciation of $59 million and $52 million, respectively. Depreciation and amortization expense for the years ended December 31, 2010, 2009 and 2008 was $14 million, $8 million and $5 million, respectively.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments ("fair value hedges") or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedges").

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is reclassified to earnings over

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the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

See Note 16 for information regarding the Company's fair value measurement of derivative instruments and the impact of derivatives on the Consolidated Statements of Income.

The equity component of EIA obligations is considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in the fair value of the EIA embedded derivatives is reflected in interest credited to fixed accounts. The changes in the fair value of the GMAB and GMWB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and universal life ("UL") contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Company's Consolidated Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing the Company's annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life ("VUL") insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.


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The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company's DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company's management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder and policyholder and are not reported in the Company's Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, EIAs and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 13 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB

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liability. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for EIAs are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

A portion of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 to for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company's experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
The Company's principal sources of revenue include premium revenues, net investment income and policy and contract charges.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans, policy loans, other investments and cash and cash equivalents; the changes in fair value of trading securities and certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses include expenses allocated to the Company from its parent, Ameriprise Financial, for the Company's share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are net of DAC.

INCOME TAXES
Beginning in 2010, the Company's taxable income will be included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes. Among the Company's deferred tax assets are a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes and future deductible capital losses realized for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure the Company's ability to realize its deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS

Receivables
In July 2010, the Financial Accounting Standards Board ("FASB") updated the accounting standards for disclosures on the credit quality of financing receivables and the allowance for credit losses. The standard requires additional disclosure related to the credit quality of financing receivables, troubled debt restructurings and significant purchases or sales of financing receivables during the period. The standard requires that these disclosures and existing disclosures be presented on a disaggregated basis, similar to the manner that the entity uses to evaluate its credit losses. Disclosures of information as of the end of a reporting period are effective for interim and annual periods ending after December 15, 2010 and disclosures of

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

activity that occurred during a reporting period are effective for interim and annual periods beginning after December 15, 2010. In January 2011, the effective date of the disclosures related to troubled debt restructurings was deferred until the FASB clarifies guidance for determining what constitutes a troubled debt restructuring. The adoption of the standard did not impact the Company's consolidated financial condition and results of operations. See Note 2 and Note 6 for the required disclosures.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of VIEs. The standard amends the guidance on the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model and requires additional disclosures about an enterprise's involvement in VIEs. Under the new qualitative model, the primary beneficiary must have both the power to direct the activities of the VIE and the obligation to absorb losses or the right to receive gains that could be potentially significant to the VIE. In February 2010, the FASB amended this guidance to defer application of the consolidation requirements for certain investment funds. The standards are effective for interim and annual reporting periods beginning after November 15, 2009. The Company adopted the standard effective January 1, 2010 which did not impact its consolidated financial condition and results of operations.

Subsequent Events
In February 2010, the FASB amended the accounting standards related to the recognition and disclosure of subsequent events. The amendments remove the requirement to disclose the date through which subsequent events are evaluated for Securities and Exchange Commission ("SEC") filers. The standard is effective upon issuance and shall be applied prospectively. The Company adopted the standard in the first quarter of 2010. The adoption did not have any effect on the Company's consolidated financial condition and results of operations.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosures on fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presents activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures on the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the standard in the first quarter of 2010, except for the additional disclosures related to the Level 3 rollforward, which the Company will adopt in the first quarter of 2011. The adoption did not have any effect on the Company's consolidated financial condition and results of operations.

In September 2006, the FASB updated the accounting standards to define fair value, establish a framework for measuring fair value and expand disclosures about fair value measurements. The Company adopted the standard effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $30 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives the Company uses to hedge its exposure to market risk related to certain variable annuity riders. Prior to January 1, 2008, the Company recorded these derivatives in accordance with accounting guidance for derivative contracts held for trading purposes and contracts involved in energy trading and risk management activities. The new standard nullifies the previous guidance and requires these derivatives to be marked to the price the Company would receive to sell the derivatives to a market participant (an exit price). The adoption of the standard also resulted in adjustments to the fair value of the Company's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, the Company considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, the Company adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk, and expenses, and adjusting the rate used to discount expected cash flows to reflect a current market estimate of the Company's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $4 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of the Company not fulfilling these liabilities. As the Company's estimate of this credit spread widens or tightens, the liability will decrease or increase.

Recognition and Presentation of Other-Than-Temporary Impairments ("OTTI")
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income. The Company adopted the standard in the first quarter of 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $38 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 5 for the Company's required disclosures.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts In October 2010, the FASB updated the accounting standards for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts would be capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees' salaries and benefits directly related to time spent performing specified acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) for a contract that has actually been acquired, (iii) other costs related to the specified acquisition activities that would not have been incurred had the acquisition contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other costs are to be expensed as incurred. The standard is effective for interim and annual periods beginning after December 15, 2011, with earlier adoption permitted if it is at the beginning of an entity's annual reporting period. The standard is to be applied prospectively; however, retrospective application to all prior periods presented is permitted but not required. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments
In April 2010, the FASB updated the accounting standards regarding accounting for investment funds determined to be VIEs. Under this standard an insurance enterprise would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, the enterprise would not consider the interests held through separate accounts in evaluating its economic interests in a VIE, unless the separate account contract holder is a related party. The standard is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2010. The adoption of the standard is not expected to have a material impact on the Company's consolidated financial condition and results of operations.

4. VARIABLE INTEREST ENTITIES

RTA, a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RTA's maximum exposure to loss as a result of its investment in the affordable housing partnerships is limited to the carrying values. The carrying values are reflected in trading securities and other investments and were $244 million and $28 million as of December 31, 2010 and 2009, respectively. RTA has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded nor has it provided any additional support to the affordable housing partnerships. The Company had liabilities of $188 million and $1 million recorded in other liabilities as of December 31, 2010 and 2009, respectively, related to the affordable housing partnerships.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

5. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2010
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN MILLIONS)             COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                          $14,792       $1,218         $ (56)       $15,954        $  1
Residential mortgage backed securities               4,364          308          (139)         4,533         (30)
Commercial mortgage backed securities                3,817          282            (4)         4,095          --
Asset backed securities                                883           43           (18)           908          --
State and municipal obligations                        809           18           (57)           770          --
Foreign government bonds and obligations                91           16            --            107          --
U.S. government and agencies obligations                55            7            --             62          --
Other structured investments                             7            6            --             13           6
--------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                            24,818        1,898          (274)        26,442         (23)
Common stocks                                            1            1            --              2          --
--------------------------------------------------------------------------------------------------------------------
  Total                                            $24,819       $1,899         $(274)       $26,444        $(23)
====================================================================================================================




                                                                          DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN MILLIONS)             COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                          $14,245       $  855         $(106)       $14,994        $  1
Residential mortgage backed securities               5,249          185          (238)         5,196         (41)
Commercial mortgage backed securities                3,874          182           (16)         4,040          --
Asset backed securities                                877           32           (29)           880          --
State and municipal obligations                        647           12           (46)           613          --
U.S. government and agencies obligations               152            7            (1)           158          --
Foreign government bonds and obligations                94           14            (1)           107          --
Other structured investments                             4            7            --             11           7
--------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                            25,142        1,294          (437)        25,999         (33)
Common and preferred stocks                             30           --            (7)            23          --
--------------------------------------------------------------------------------------------------------------------
  Total                                            $25,172       $1,294         $(444)       $26,022        $(33)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in Accumulated Other Comprehensive Income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

At both December 31, 2010 and 2009, fixed maturity securities comprised approximately 88% of the Company's total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations ("NRSROs"), including Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"). The Company uses the median of available ratings from Moody's, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody's, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2010 and 2009, approximately $1.2 billion and $1.1 billion, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2010                         DECEMBER 31, 2009
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN MILLIONS, EXCEPT              AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                        $ 8,067       $ 8,647          33%        $ 9,194       $ 9,520          37%
AA                                           1,360         1,426           5           1,081         1,084           4
A                                            4,025         4,259          16           4,182         4,326          17
BBB                                          9,831        10,721          41           9,276         9,826          38
Below investment grade                       1,535         1,389           5           1,409         1,243           4
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                   $24,818       $26,442         100%        $25,142       $25,999         100%
==========================================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2010 and 2009, approximately 29% and 33%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2010
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 107         $1,785         $(44)          13           $153          $ (12)         120
Residential mortgage
  backed securities           71            310           (7)          45            282           (132)         116
Commercial mortgage
  backed securities           10            238           (4)          --             --             --           10
Asset backed
  securities                  10            186           (6)          15             69            (12)          25
State and municipal
  obligations                 20            256           (9)           2             87            (48)          22
U.S. government and
  agencies obligations         1             15           --           --             --             --            1
Common stocks                  2              1           --            1             --             --            3
------------------------------------------------------------------------------------------------------------------------
  Total                      221         $2,791         $(70)          76           $591          $(204)         297
========================================================================================================================

                             DECEMBER 31, 2010
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $1,938         $ (56)
Residential mortgage
  backed securities           592          (139)
Commercial mortgage
  backed securities           238            (4)
Asset backed
  securities                  255           (18)
State and municipal
  obligations                 343           (57)
U.S. government and
  agencies obligations         15            --
Common stocks                   1            --
--------------------------------------------------
  Total                    $3,382         $(274)
==================================================






                                                                DECEMBER 31, 2009
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                  92         $1,088         $(18)           85         $1,313         $ (88)         177
Residential mortgage
  backed securities           34          1,184          (34)           53            363          (204)          87
Commercial mortgage
  backed securities           24            353           (4)           18            297           (12)          42
Asset backed
  securities                   6             70           (1)           16             87           (28)          22
State and municipal
  obligations                 13            232           (9)            2             99           (37)          15
U.S. government and
  agencies obligations         2             89           (1)           --             --            --            2
Foreign government
  bonds and
  obligations                 --             --           --             1              4            (1)           1
Common and preferred
  stocks                      --             --           --             2             23            (7)           2
------------------------------------------------------------------------------------------------------------------------
  Total                      171         $3,016         $(67)          177         $2,186         $(377)         348
========================================================================================================================

                             DECEMBER 31, 2009
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $2,401         $(106)
Residential mortgage
  backed securities         1,547          (238)
Commercial mortgage
  backed securities           650           (16)
Asset backed
  securities                  157           (29)
State and municipal
  obligations                 331           (46)
U.S. government and
  agencies obligations         89            (1)
Foreign government
  bonds and
  obligations                   4            (1)
Common and preferred
  stocks                       23            (7)
--------------------------------------------------
  Total                    $5,202         $(444)
==================================================



As part of the Company's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities at December 31, 2010 are attributable to credit spreads. The primary driver of lower unrealized losses at December 31, 2010 was the decline of interest rates during the period.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income:

                                                                        YEARS ENDED DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2010          2009
-------------------------------------------------------------------------------------------------
Beginning balance of credit losses on securities held for which a portion of other-than-temporary impairment was recognized in other
  comprehensive income                                                     $ 82          $102
Additional amount related to credit losses for which an other-than-
  temporary impairment was not previously recognized                         14             7
Reductions for securities sold during the period (realized)                  --           (58)
Additional increases to the amount related to credit losses for which
  an other-than-temporary impairment was previously recognized               12            31
-------------------------------------------------------------------------------------------------
Ending balance of credit losses on securities held as of December 31 for which a portion of other-than-temporary impairment was
  recognized in other comprehensive income                                 $108          $ 82
=================================================================================================



The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents a rollforward of the net unrealized securities (losses) gains on Available-for-Sale securities included in accumulated other comprehensive income (loss):

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                         COMPREHEN-
                                                                                         SIVE INCOME
                                                                                           (LOSS)
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             SECURITIES                  SECURITIES
                                                              (LOSSES)      DEFERRED      (LOSSES)
(IN MILLIONS)                                                   GAINS      INCOME TAX       GAINS
----------------------------------------------------------------------------------------------------
Balance at January 1, 2008                                     $  (179)       $  63        $  (116)
  Net unrealized securities losses arising during the
  period                                                        (1,598)         559         (1,039)
  Reclassification of losses included in net income                431         (151)           280
  Impact on DAC, DSIC and benefit reserves                         303         (106)           197
----------------------------------------------------------------------------------------------------
Balance at December 31, 2008                                    (1,043)         365           (678)
  Cumulative effect of accounting change                           (58)          20            (38)(1)
  Net unrealized securities gains arising during the
  period(3)                                                      2,378         (832)         1,546
  Reclassification of gains included in net income                 (73)          26            (47)
  Impact on DAC, DSIC, benefit reserves and reinsurance
  recoverables                                                    (566)         199           (367)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                       638         (222)           416(2)
  Net unrealized securities gains arising during the
  period(3)                                                        794         (278)           516
  Reclassification of gains included in net income                 (20)           7            (13)
  Impact on DAC, DSIC, benefit reserves and reinsurance
  recoverables                                                    (328)         114           (214)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2010                                   $ 1,084        $(379)       $   705(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009. See Note 3 for additional information on the adoption impact.
(2) At December 31, 2010 and 2009, Accumulated Other Comprehensive Income Related to Net Unrealized Securities Gains included $(12) million and $(16) million, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities.
(3) In 2010 and 2009, net unrealized securities gains arising during the period include other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Gross realized investment gains from sales                         $ 51          $185          $  13
Gross realized investment losses from sales                          (4)          (50)            (6)
Other-than-temporary impairments                                    (28)          (62)          (440)


The other-than-temporary impairments for the year ended December 31, 2010 primarily related to credit losses on non-agency residential mortgage backed securities as well as corporate debt securities in the gaming industry. The other-than-temporary impairments for the year ended December 31, 2009 related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries. The other-than-temporary impairments for the year ended December 31, 2008 related to losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities.

Available-for-Sale securities by contractual maturity at December 31, 2010 were as follows:

                                                                         AMORTIZED
(IN MILLIONS)                                                              COST       FAIR VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                       $ 1,047       $ 1,066
Due after one year through five years                                       5,359         5,671
Due after five years through 10 years                                       5,615         6,106
Due after 10 years                                                          3,726         4,050
-------------------------------------------------------------------------------------------------
                                                                           15,747        16,893
-------------------------------------------------------------------------------------------------
Residential mortgage backed securities                                      4,364         4,533
Commercial mortgage backed securities                                       3,817         4,095
Asset backed securities                                                       883           908
Other structured investments                                                    7            13
Common stocks                                                                   1             2
-------------------------------------------------------------------------------------------------
  Total                                                                   $24,819       $26,444
=================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments are not due at a single maturity date. As such, these securities, as well as common and preferred stocks, were not included in the maturities distribution.

At both December 31, 2010 and 2009, bonds carried at $7 million were on deposit with various states as required by law.

Trading Securities
Net recognized gains (losses) related to trading securities held at December 31, 2010, 2009 and 2008 were nil, nil and $9 million, respectively.

Sources of Investment Income and Net Realized Investment Gains (Losses) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $1,482        $1,371        $1,043
Income on commercial mortgage loans                                  152           160           173
Trading securities and other investments                              40            35            55
-------------------------------------------------------------------------------------------------------
                                                                   1,674         1,566         1,271
Less: investment expenses                                            (45)          (40)          (19)
-------------------------------------------------------------------------------------------------------
  Total                                                           $1,629        $1,526        $1,252
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                    $19          $ 73          $(433)
Commercial mortgage loans                                            (6)          (13)            (1)
Trading securities and other investments                              3            (1)            (8)
-------------------------------------------------------------------------------------------------------
  Total                                                             $16          $ 59          $(442)
=======================================================================================================



6. FINANCING RECEIVABLES

The Company's financing receivables include commercial mortgage loans, syndicated loans and policy loans. The Company does not hold any loans acquired with deteriorated credit quality. See Note 2 for information regarding the Company's accounting policies related to loans and the allowance for loan losses.

ALLOWANCE FOR LOAN LOSSES

The following table presents a rollforward of the allowance for loan losses for the year ended December 31, 2010 and the ending balance of the allowance for loan losses as of December 31, 2010 by impairment method and type of loan:

                                                                COMMERCIAL
                                                                 MORTGAGE     SYNDICATED
(IN MILLIONS)                                                      LOANS         LOANS         TOTAL
-------------------------------------------------------------------------------------------------------
Beginning balance                                                   $30           $12           $42
  Charge-offs                                                        (1)           (2)           (3)
  Provisions                                                          7            (5)            2
-------------------------------------------------------------------------------------------------------
Ending balance                                                      $36           $ 5           $41
=======================================================================================================
Ending balance: Individually evaluated for impairment               $ 8           $--           $ 8
Ending balance: Collectively evaluated for impairment                28             5            33


The recorded investment in financing receivables as of December 31, 2010 by impairment method and type of loan was as follows:

                                                                COMMERCIAL
                                                                 MORTGAGE     SYNDICATED
(IN MILLIONS)                                                      LOANS         LOANS         TOTAL
-------------------------------------------------------------------------------------------------------
Ending balance: Individually evaluated for impairment             $   75         $ --         $   75
Ending balance: Collectively evaluated for impairment              2,431          205          2,636
-------------------------------------------------------------------------------------------------------
Ending balance                                                    $2,506         $205         $2,711
=======================================================================================================



As of December 31, 2010, the Company's recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $19 million.

During the year ended December 31, 2010, the Company purchased $59 million and sold $2 million of syndicated loans.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CREDIT QUALITY INFORMATION

Nonperforming loans, which are generally loans 90 days or more past due, were $8 million as of December 31, 2010. All other loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 3% of commercial mortgage loans as of December 31, 2010. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure in the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region as of December 31, 2010 were as follows:

                                                                              PERCENT OF      FUNDING
(IN MILLIONS, EXCEPT PERCENTAGES)                                  LOANS         LOANS      COMMITMENTS
-------------------------------------------------------------------------------------------------------
South Atlantic                                                    $  590           24%          $ 4
Pacific                                                              530           21            15
Mountain                                                             286           11            --
West North Central                                                   251           10            --
East North Central                                                   240           10            --
Middle Atlantic                                                      212            8            --
West South Central                                                   183            7            --
New England                                                          148            6             2
East South Central                                                    66            3            --
                                                               ------------  ------------  ------------
                                                                   2,506          100%           21
                                                                             ------------
Less: allowance for loan losses                                      (36)                        --
                                                               ------------                ------------
  Total                                                           $2,470                        $21
=======================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type as of December 31, 2010 were as follows:

                                                                              PERCENT OF      FUNDING
(IN MILLIONS, EXCEPT PERCENTAGES)                                  LOANS         LOANS      COMMITMENTS
-------------------------------------------------------------------------------------------------------
Retail                                                            $  820           33%          $10
Office                                                               717           29            --
Industrial                                                           456           18             6
Apartments                                                           326           13            --
Hotel                                                                 57            2            --
Mixed Use                                                             43            2            --
Other                                                                 87            3             5
                                                               ------------  ------------  ------------
                                                                   2,506          100%           21
                                                                             ------------
Less: allowance for loan losses                                      (36)                        --
                                                               ------------                ------------
  Total                                                           $2,470                        $21
=======================================================================================================



Syndicated Loans
The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans as of December 31, 2010 were $1 million.

7. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2010, 2009 and 2008, management reviewed and updated the DAC and DSIC valuation assumptions for the Company's products. As part of its third quarter 2010 process, management extended the projection periods used for its annuity products and revised client asset value growth rates assumed for variable annuity and variable universal life contracts. During the third quarter of 2008, the Company converted to a new industry standard valuation system that provided enhanced modeling capabilities.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The total pretax impacts on the Company's assets and liabilities attributable to the review of valuation assumptions during the third quarter of 2010, 2009 and 2008 and the valuation system conversion during the third quarter of 2008 were as follows:

                                                                                           FUTURE
BALANCE SHEET IMPACT             REINSURANCE                                  OTHER        POLICY         OTHER
DEBIT (CREDIT) (IN MILLIONS)    RECOVERABLES       DAC          DSIC         ASSETS       BENEFITS     LIABILITIES      TOTAL
--------------------------------------------------------------------------------------------------------------------------------
2010 period                         $(21)         $323           $52           $--          $(266)         $--          $ 88
2009 period                          (65)          119             9            --             71           --           134
2008 period                           92           (81)           (6)            1             95            5           106


The total pretax impacts on the Company's revenues and expenses attributable to the review of the valuation assumptions for the years ended December 31, 2010, 2009 and 2008 and the valuation system conversion during the third quarter of 2008 were as follows:

                                                                      BENEFITS,                     OTHER
                                                                       CLAIMS,                    INSURANCE
                                                       POLICY AND    LOSSES AND                      AND
PRETAX                                                  CONTRACT     SETTLEMENT   AMORTIZATION    OPERATING
BENEFIT (CHARGE) (IN MILLIONS)            PREMIUMS       CHARGES      EXPENSES       OF DAC       EXPENSES        TOTAL
--------------------------------------------------------------------------------------------------------------------------
2010 period                                  $--          $(21)         $(214)        $323           $--          $ 88
2009 period                                   --           (65)            80          119            --           134
2008 period                                    2            95             89          (81)            1           106


The balances of and changes in DAC were as follows:

(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $4,285        $4,324        $4,334
Cumulative effect of accounting change                                --            --            36
Capitalization of acquisition costs                                  459           558           587
Amortization, excluding the impact of valuation assumptions
review and valuation system conversion                              (376)         (264)         (780)
Amortization, impact of valuation assumptions review and
valuation system conversion                                          323           119           (81)
Impact of change in net unrealized securities (gains) losses        (113)         (452)          228
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $4,578        $4,285        $4,324
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $524          $518          $ 511
Cumulative effect of accounting change                               --            --              9
Capitalization of sales inducement costs                             35            82             87
Amortization, excluding the impact of valuation assumptions
review and valuation system conversion                              (49)          (19)          (115)
Amortization, impact of valuation assumptions review and
valuation system conversion                                          52             9             (6)
Impact of change in net unrealized securities (gains) losses        (17)          (66)            32
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $545          $524          $ 518
=======================================================================================================



As described in Note 3, the Company adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in the first quarter of 2009. The adoption had no net impact to DAC and DSIC.

Effective January 1, 2008, the Company adopted a new accounting standard on fair value measurements and recorded as a cumulative change in accounting principle a pretax increase of $36 million and $9 million to DAC and DSIC, respectively. See
Note 3 for additional information regarding the Company's adoption of fair value accounting standards.

8. REINSURANCE

Generally, the Company currently reinsures 90% of the death benefit liability related to almost all individual fixed and variable universal life and term life insurance products. As a result, the Company typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. The Company began reinsuring risks at this level during 2001 (2002 for RiverSource Life of NY) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

For existing LTC policies, the Company retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. ("Genworth"). For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in October 2007 (August 2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

At December 31, 2010 and 2009, traditional life and universal life insurance in force aggregated $192.0 billion and $192.8 billion, respectively, of which $134.0 billion and $131.2 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 681         $ 659         $ 641
Reinsurance ceded                                                   (192)         (209)         (203)
-------------------------------------------------------------------------------------------------------
Net premiums                                                       $ 489         $ 450         $ 438
=======================================================================================================



Policy and contract charges are presented on the Consolidated Statements of Income net of $67 million, $62 million and $61 million of reinsurance ceded for the years ended December 31, 2010, 2009 and 2008, respectively.

Reinsurance recovered from reinsurers was $166 million, $167 million and $142 million for the years ended December 31, 2010, 2009 and 2008, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $1.4 billion and $1.3 billion related to LTC risk ceded to Genworth as of December 31, 2010 and 2009, respectively. Included in future policy benefits is $657 million and $667 million related to assumed reinsurance arrangements as of December 31, 2010 and 2009, respectively.

9. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2010          2009
-------------------------------------------------------------------------------------------------
Fixed annuities                                                           $16,520       $16,558
Equity indexed annuities accumulated host values                              100           159
Equity indexed annuities embedded derivatives                                   3             9
Variable annuity fixed sub-accounts                                         4,868         6,127
Variable annuity GMWB                                                         337           204
Variable annuity GMAB                                                         104           100
Other variable annuity guarantees                                              13            12
-------------------------------------------------------------------------------------------------
  Total annuities                                                          21,945        23,169
VUL/UL insurance                                                            2,588         2,526
VUL/UL insurance additional liabilities                                       143            69
Other life, DI and LTC insurance                                            5,004         4,619
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                             29,680        30,383
Policy claims and other policyholders' funds                                  134           123
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                    $29,814       $30,506
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2010          2009
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                    $57,862       $48,982
VUL insurance variable sub-accounts                                         5,887         5,239
Other insurance variable sub-accounts                                          46            46
-------------------------------------------------------------------------------------------------
  Total                                                                   $63,795       $54,267
=================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities. The Company may hedge the interest rate risks related to fixed annuities with derivative instruments. As of December 31, 2010 and 2009, there were no outstanding derivatives to hedge these risks.

Equity Indexed Annuities
The Index 500 Annuity, the Company's EIA product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 16 for additional information regarding the Company's derivative instruments. In 2007, the Company discontinued new sales of EIAs.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company's variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 16 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. The Company also offers term and whole life insurance as well as disability products. The Company no longer offers LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

10. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company's variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The Company has GMWB riders in force, which contain one or more of the following provisions:

- Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- Withdrawals at a specified rate per year for the life of the contractholder ("GMWB for life").

- Withdrawals at a specified rate per year for joint contractholders while either is alive.

- Withdrawals based on performance of the contract.

- Withdrawals based on the age withdrawals begin.

- Once withdrawals begin, the contractholder's funds are moved to one of the three least aggressive asset allocation models (of the five that are available prior to withdrawal).

- Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL contracts offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

                                                        DECEMBER 31, 2010                            DECEMBER 31, 2009
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                                                    CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN                      WEIGHTED         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE      NET AMOUNT       AVERAGE       CONTRACT       SEPARATE
(IN MILLIONS, EXCEPT AGE)               VALUE        ACCOUNTS      AT RISK(2)    ATTAINED AGE       VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of premium                    $37,714        $36,028         $173            62           $30,938        $28,415
  Five/six-year reset                   13,689         11,153          312            62            13,919         11,223
  One-year ratchet                       7,741          7,242          287            63             7,081          6,400
  Five-year ratchet                      1,466          1,414            8            60             1,256          1,171
  Other                                    680            649           61            67               549            516
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                      $61,290        $56,486         $841            62           $53,743        $47,725
===========================================================================================================================
GGU DEATH BENEFIT                      $   970        $   912         $ 79            64           $   853        $   775
GMIB                                   $   597        $   561         $ 76            64           $   628        $   582
GMWB:
  GMWB                                 $ 4,341        $ 4,317         $106            64           $ 4,196        $ 4,067
  GMWB for life                         20,374         20,259          129            63            14,988         14,333
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                      $24,715        $24,576         $235            63           $19,184        $18,400
===========================================================================================================================
GMAB                                   $ 3,540        $ 3,523         $ 22            56           $ 2,926        $ 2,853
                                         DECEMBER 31, 2009
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN MILLIONS, EXCEPT AGE)            AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of premium                    $  974           61
  Five/six-year reset                     929           61
  One-year ratchet                        873           63
  Five-year ratchet                        38           59
  Other                                    95           67
---------------------------------------------------------------
    Total -- GMDB                      $2,909           61
===============================================================
GGU DEATH BENEFIT                      $   70           63
GMIB                                   $  126           63
GMWB:
  GMWB                                 $  454           64
  GMWB for life                           795           63
---------------------------------------------------------------
    Total -- GMWB                      $1,249           63
===============================================================
GMAB                                   $  153           56


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Changes in additional liabilities were as follows:

(IN MILLIONS)                                    GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability balance at January 1, 2008                $ 24           $ 3         $   136        $  33          $ 4
Incurred claims                                       58            10           1,335          334            6
Paid claims                                          (27)           (1)             --           --           (3)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008                55            12           1,471          367            7
Incurred claims                                       12            (5)         (1,267)        (267)           8
Paid claims                                          (61)           (1)             --           --           --
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2009                 6             6             204          100           15
Incurred claims                                       17             3             133            4           59
Paid claims                                          (18)           (1)             --           --           (6)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2010              $  5           $ 8         $   337        $ 104          $68
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2010          2009
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                  $32,665       $29,379
  Bond                                                                     22,755        16,537
  Other                                                                     2,253         2,889
-------------------------------------------------------------------------------------------------
Total mutual funds                                                        $57,673       $48,805
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2010, 2009 and 2008.

11. LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, had an outstanding balance of $3 million and $300 million as of December 31, 2010 and 2009, respectively, under a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. The interest rate for any borrowing under the agreement was established by reference to LIBOR plus 28 basis points. In January 2011, an amendment to this agreement increased the interest rate to LIBOR plus 115 basis points. Amounts borrowed may be repaid at any time with no prepayment penalty. The outstanding balance at December 31, 2010 was paid in full with a payment in January 2011. The outstanding balance at December 31, 2009 was paid in full during the first quarter of 2010. RiverSource Life Insurance Company borrowed $200 million in January 2011 and an additional $100 million in February 2011 under this line of credit.

The Company has a revolving credit agreement with Ameriprise Financial aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR. There were no amounts outstanding on this line of credit at December 31, 2010 and 2009.

In September 2008, RiverSource Life Insurance Company, as the lender, entered into a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company's statutory admitted assets as of the prior year end. The interest rate for any borrowing was established by reference to LIBOR plus 28 basis points. In January 2011, an amendment to this agreement increased the interest rate to LIBOR plus 115 basis points. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2010 and 2009.

12. BORROWINGS UNDER REPURCHASE AGREEMENTS

During 2010, the Company entered into repurchase agreements in exchange for cash which it accounts for as secured borrowings. The Company has pledged Available-for-Sale securities consisting of agency residential mortgage backed securities to collateralize its obligation under the repurchase agreements. The fair value of the securities pledged is recorded in investments and was $412 million at December 31, 2010. The amount of the Company's liability as of December 31, 2010 was $397 million. The weighted average annualized interest rate on the repurchase agreements held as of December 31, 2010 was 0.3%.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

13. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value ("NAV") and classified as Level 1. The Company's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include municipal and corporate bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from nationally-recognized pricing services. Observable inputs used to value these securities can include: reported trades, benchmark yields, issuer spreads and broker/dealer quotes. Level 3 securities primarily include corporate bonds, non-agency residential mortgage backed securities and asset backed securities. The fair value of these Level 3 securities is typically based on a single broker quote, except for the valuation of non-agency residential mortgage backed securities. Effective March 31, 2010, the Company returned to using prices from nationally-recognized pricing services to determine the fair value of non-agency residential mortgage backed securities because the difference between these prices and the results of the Company's discounted cash flows was not significant. The Company continues to classify its non-agency residential mortgage backed securities as Level 3 because it believes the market for these securities is still inactive and their valuation includes significant unobservable inputs.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchanged-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

measurements are classified as Level 2 within the fair value hierarchy and include swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. The Company settled these Level 3 derivatives in the second quarter of 2009 and has not entered into any additional derivative instruments that have significant unobservable inputs since then.

LIABILITIES

Future Policy Benefits
The Company values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions (such as, market implied equity volatility and the LIBOR swap curve) and incorporate significant unobservable inputs related to contractholder behavior assumptions (such as withdrawals and lapse rates) and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of the Company's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits. The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its EIAs. The inputs to these calculations are primarily market observable and include interest rates, volatilities and equity index levels. As a result, these measurements are classified as Level 2.

Other Liabilities
The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and options.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2010
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                              $--         $14,637       $1,317        $15,954
     Residential mortgage backed securities                  --           1,915        2,618          4,533
     Commercial mortgage backed securities                   --           4,065           30          4,095
     Asset backed securities                                 --             681          227            908
     State and municipal obligations                         --             770           --            770
     U.S. government and agencies obligations                11              51           --             62
     Foreign government bonds and obligations                --             107           --            107
     Other structured investments                            --              --           13             13
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                               11          22,226        4,205         26,442
  Common stocks                                               1               1           --              2
  Trading securities                                         --              26           --             26
  Cash equivalents                                           --              76           --             76
  Other assets:
    Interest rate derivatives                                --             366           --            366
    Equity derivatives                                       32             323           --            355
    Credit derivatives                                       --               4           --              4
-------------------------------------------------------------------------------------------------------------
  Total other assets                                         32             693           --            725
  Separate account assets                                    --          63,795           --         63,795
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                  $44         $86,817       $4,205        $91,066
=============================================================================================================

Liabilities
  Future policy benefits:
    EIA embedded derivatives                                $--         $     3       $   --        $     3
    GMWB and GMAB embedded derivatives                       --              --          421            421
-------------------------------------------------------------------------------------------------------------
  Total future policy benefits                               --               3          421            424
  Other liabilities:
    Interest rate derivatives                                --             379           --            379
    Equity derivatives                                       18             647           --            665
    Credit derivatives                                       --               1           --              1
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                    18           1,027           --          1,045
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                             $18         $ 1,030       $  421        $ 1,469
=============================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2009
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                              $--         $13,755       $1,239        $14,994
     Residential mortgage backed securities                  --           2,424        2,772          5,196
     Commercial mortgage backed securities                   --           3,968           72          4,040
     Asset backed securities                                 --             665          215            880
     State and municipal obligations                         --             613           --            613
     U.S. government and agencies obligations                11             147           --            158
     Foreign government bonds and obligations                --             107           --            107
     Other structured investments                            --              --           11             11
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                               11          21,679        4,309         25,999
  Common and preferred stocks                                --              23           --             23
  Trading securities                                         --              36           --             36
  Cash equivalents                                            2             801           --            803
  Other assets                                               --             615           --            615
  Separate account assets                                    --          54,267           --         54,267
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                  $13         $77,421       $4,309        $81,743
=============================================================================================================

Liabilities
  Future policy benefits                                    $--         $     9       $  299        $   308
  Other liabilities                                          --             757           --            757
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                             $--         $   766       $  299        $ 1,065
=============================================================================================================



The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                              TOTAL GAINS          PURCHASES,
                                                              INCLUDED IN            SALES,
                                                      --------------------------    ISSUANCES
                                          BALANCE,                      OTHER          AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET      COMPREHENSI-  SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN MILLIONS)                               2010         INCOME       VE INCOME        NET         LEVEL 3        2010
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities:
    Corporate debt securities              $1,239          $ 1          $ 30          $  22         $  25        $1,317
    Residential mortgage backed
    securities                              2,772           54           190           (398)           --         2,618
    Commercial mortgage backed
    securities                                 72            1            10             91          (144)           30
    Asset backed securities                   215            6            22             (3)          (13)          227
    Other structured investments               11            2            --             --            --            13
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                          4,309           64(1)        252           (288)         (132)(3)     4,205
Future policy benefits:
  GMWB and GMAB embedded derivatives         (299)           4(2)         --           (126)           --          (421)


(1) Represents a $21 million loss included in net realized investment gains (losses) and an $85 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

(3) Represents securities with a fair value of $157 million that were transferred to Level 2 as the fair value of the securities is now obtained from a nationally-recognized pricing service and securities with a fair value of $25 million that were transferred to Level 3 as the fair value of the securities is now based on broker quotes.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

                                                              TOTAL GAINS          PURCHASES,
                                                         (LOSSES) INCLUDED IN        SALES,
                                                      --------------------------    ISSUANCES
                                          BALANCE,                      OTHER          AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET      COMPREHENSI-  SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN MILLIONS)                               2009         INCOME       VE INCOME        NET         LEVEL 3        2009
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities:
    Corporate debt securities              $ 1,086       $   --         $194         $   20         $(61)        $1,239
    Residential mortgage backed
    securities                                 520           65          156          2,031           --          2,772
    Commercial mortgage backed
    securities                                   3           --            8             61           --             72
    Asset backed securities                     95            7           10            112           (9)           215
    Other structured investments                 9            2           --             --           --             11
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                           1,713           74(1)       368          2,224          (70)(3)      4,309

Other assets                                   200          (37)(2)       --           (163)          --             --
Future policy benefits:
  GMWB and GMAB embedded derivatives        (1,832)       1,611(2)        --            (78)          --           (299)


(1) Represents a $7 million loss included in net realized investment gains (losses) and an $81 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

(3) Represents securities with a fair value of $79 million that were transferred to Level 2 as the fair value of the securities are now obtained from a nationally-recognized pricing service and a security with a fair value of $9 million that was transferred to Level 3 as the fair value of the security is now based on broker quotes.

The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred.

The following table presents the changes in unrealized gains (losses) included in net income related to Level 3 assets and liabilities held at December 31:

                                                          2010                                      2009
                                        ----------------------------------------------------------------------------------
                                                           NET        BENEFITS,                      NET        BENEFITS,
                                                        REALIZED       CLAIMS,                    REALIZED       CLAIMS,
                                             NET       INVESTMENT    LOSSES AND        NET       INVESTMENT    LOSSES AND
                                         INVESTMENT       GAINS      SETTLEMENT    INVESTMENT       GAINS      SETTLEMENT
(IN MILLIONS)                              INCOME       (LOSSES)      EXPENSES       INCOME       (LOSSES)      EXPENSES
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities:
    Residential mortgage backed
    securities                               $78          $(26)         $ --           $80          $(31)        $   --
    Asset backed securities                    5            --            --             1            --             --
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                            83           (26)           --            81           (31)            --
Future policy benefits                        --            --           (15)           --            --          1,582


During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2010                        2009
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN MILLIONS)                                              VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                          $ 2,470       $ 2,558       $ 2,532       $ 2,519
  Policy loans                                                729           805           715           790
  Other investments                                           210           224           226           245
  Restricted cash                                              66            66           184           184

FINANCIAL LIABILITIES
  Future policy benefits                                  $15,328       $15,768       $15,540       $15,657
  Separate account liabilities                                395           395           406           406
  Line of credit with Ameriprise Financial                      3             3           300           300
  Borrowings under repurchase agreements                      397           397            --            --

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company's estimate of the amount recoverable on the loan.

Policy Loans
The fair value of policy loans is determined using discounted cash flows.

Other Investments
Other investments primarily consist of syndicated loans and an investment in Federal Home Loan Bank of Des Moines ("FHLB"). The fair value of syndicated loans is obtained from a nationally-recognized pricing service. The carrying value of the investment in FHLB is considered a reasonable estimate of the fair value, as this represents the stated exit price for this investment.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value.

Future Policy Benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and the Company. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

Line of Credit with Ameriprise Financial
The fair value of the line of credit is determined by discounting cash flows with an adjustment for the Company's nonperformance risk specific to this liability; however, due to the short-term nature of the line of credit, the carrying value is used as an approximation of the fair value.

Borrowings under Repurchase Agreements
The fair value of borrowings under agreements to repurchase is determined by discounting cash flows. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk.

14. RELATED PARTY TRANSACTIONS

Columbia Management Investment Advisers, LLC is the investment manager for the proprietary mutual funds used as investment options by the Company's variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2010, 2009 and 2008, the Company received $136 million, $87 million and $101 million, respectively, from Columbia Management Investment Advisers, LLC for these services.

The Company participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). The Company's share of the total net periodic pension cost was $1 million in 2010, $2 million in 2009 and $1 million in 2008.

The Company participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $1 million in 2010 and $3 million in both 2009 and 2008.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The Company also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. The Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations were $1 million, $2 million and nil in 2010, 2009 and 2008, respectively.

The Company participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations was nil in both 2010 and 2009 and $1 million in 2008.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $527 million, $580 million and $673 million for 2010, 2009 and 2008, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Dividends paid were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Cash dividends paid to Ameriprise Financial                        $500           $--          $775
Cash dividends paid to RiverSource Life Insurance Company
from RiverSource Life of NY                                          28            --            77
Cash dividend paid to RiverSource Life Insurance Company from
RTA                                                                  63            22            --
Non-cash dividend paid to Ameriprise Financial from RTA              --            --           118


Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During 2010, the Company received a non-cash capital contribution of $14 million comprised of affordable housing partnership investments from Ameriprise Financial.

During 2009, RiverSource Life Insurance Company received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial. As part of the transaction, RiverSource Life Insurance Company entered into an agreement to lease the buildings to Ameriprise Financial. In addition, RiverSource Life Insurance Company received a non-cash capital contribution of $200 million consisting of a reduction of the outstanding balance due to Ameriprise Financial under a line of credit. See Note 11 for more information on the Company's lines of credit.

During 2008, the Company received a non-cash capital contribution of $83 million comprised of below investment grade syndicated bank loans from Ameriprise Financial. In addition, RiverSource Life Insurance Company received a $239 million contribution from Ameriprise Financial, consisting of all the issued and outstanding shares of RTA.

There were no amounts included in other liabilities at December 31, 2010 and 2009 payable to Ameriprise Financial for federal income taxes.

During 2009, the Company sold corporate bonds of $27 million to Ameriprise Financial and recognized a gain of $9 million.

15. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $810 million and $433 million as of December 31, 2010 and 2009, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
                                                                (unaudited)
Statutory net gain (loss) from operations(1)                      $1,200        $1,793        $(1,184)
Statutory net income (loss)(1)                                     1,112         1,887         (1,407)
Statutory capital and surplus                                      3,735         3,371          2,529


(1) An increase in statutory reserves for variable annuity guaranteed benefits contributed significantly to the loss in 2008, but was substantially offset by unrealized gains on derivatives which are not included in the statutory income statement, but recorded directly to surplus. These impacts were substantially reversed in 2009 and 2010.

16. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company's products and operations.

The Company uses derivatives as economic hedges and accounting hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

                                                    ASSET                                      LIABILITY
DERIVATIVES NOT              BALANCE     ---------------------------      BALANCE     ---------------------------
DESIGNATED                    SHEET      DECEMBER 31,   DECEMBER 31,       SHEET      DECEMBER 31,   DECEMBER 31,
AS HEDGING INSTRUMENTS      LOCATION         2010           2009         LOCATION         2010           2009
-----------------------------------------------------------------------------------------------------------------
                                                (IN MILLIONS)                                (IN MILLIONS)
GMWB AND GMAB
  Interest rate                                                        Other
  contracts               Other assets       $366           $176       liabilities       $  379         $  280
                                                                       Other
  Equity contracts        Other assets        354            425       liabilities          665            474
                                                                       Other
  Credit contracts        Other assets          4             12       liabilities            1             --
                                                                       Future
  Embedded                                                             policy
  derivatives(1)          N/A                  --             --       benefits             421            299
                                         ---------------------------                  ---------------------------
    Total GMWB and GMAB                       724            613                          1,466          1,053
                                         ---------------------------                  ---------------------------
OTHER DERIVATIVES:
EQUITY
                                                                       Other
  GMDB                    Other assets         --             --       liabilities           --              2
                                                                       Other
  EIA                     Other assets          1              2       liabilities           --             --
                                                                       Future
  EIA embedded                                                         policy
  derivatives             N/A                  --             --       benefits               3              9
                                         ---------------------------                  ---------------------------
    Total other                                 1              2                              3             11
                                         ---------------------------                  ---------------------------
Total derivatives                            $725           $615                         $1,469         $1,064
                                         ===========================                  ===========================



N/A Not applicable

(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

See Note 13 for additional information regarding the Company's fair value measurement of derivative instruments.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

DERIVATIVES NOT DESIGNATED AS HEDGES
The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income for the years ended December 31:

                                    LOCATION OF
                                    GAIN (LOSS)            AMOUNT OF GAIN (LOSS)
                                        ON                     ON DERIVATIVES
                                    DERIVATIVES             RECOGNIZED IN INCOME
DERIVATIVES NOT DESIGNATED          RECOGNIZED        -------------------------------
AS HEDGING INSTRUMENTS               IN INCOME            2010               2009
-------------------------------------------------------------------------------------
                                                               (IN MILLIONS)
GMWB AND GMAB
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Interest rate contracts          expenses               $  95             $  (435)
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Equity contracts                 expenses                (370)             (1,245)
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Credit contracts                 expenses                 (44)                (65)
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Embedded derivatives(1)          expenses                (121)              1,533
-------------------------------------------------------------------------------------
    Total GMWB and GMAB                                    (440)               (212)
-------------------------------------------------------------------------------------

OTHER DERIVATIVES:
EQUITY
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  GMDB                             expenses                  (4)                (10)
                                   Interest
                                   credited to
                                   fixed
  EIA                              accounts                   2                   4
                                   Interest
                                   credited to
                                   fixed
  EIA embedded derivatives         accounts                   7                   7
-------------------------------------------------------------------------------------
    Total other                                               5                   1
-------------------------------------------------------------------------------------
Total derivatives                                         $(435)            $  (211)
=====================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate and credit risk related to various products and transactions of the Company.

The majority of the Company's annuity contracts contain GMDB provisions, which may result in a death benefit payable that exceeds the contract accumulation value when market values of customers' accounts decline. Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions using various equity futures, equity options, total return swaps, interest rate swaptions, interest rate swaps, variance swaps and credit default swaps. At December 31, 2010 and 2009, the gross notional amount of derivative contracts for the Company's GMWB and GMAB provisions was $55.5 billion and $38.7 billion, respectively. The Company had previously entered into a limited number of derivative contracts to economically hedge equity exposure related to GMDB provisions on variable annuity contracts written in 2009. As of December 31, 2010, the Company did not have any outstanding hedges on its GMDB provisions. At December 31, 2009, the gross notional amount of derivative contracts for the Company's GMDB provisions was $77 million. The deferred premium associated with the above options is paid or received semi-annually over the life of the option contract.

The following is a summary of the payments the Company is scheduled to make and receive for these options:

                                                                         PREMIUMS      PREMIUMS
(IN MILLIONS)                                                             PAYABLE     RECEIVABLE
-------------------------------------------------------------------------------------------------
2011                                                                       $266           $10
2012                                                                        245             9
2013                                                                        223             8
2014                                                                        197             7
2015                                                                        174             6
2016-2025                                                                   546             7


Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EIAs have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and occasionally enters into futures contracts. The gross notional amount of these derivative contracts was $89 million and $129 million at December 31, 2010 and 2009, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the EIA product obligations is also considered an embedded derivative. These embedded derivatives are bifurcated from their host contracts and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CASH FLOW HEDGES
The Company has amounts classified in accumulated other comprehensive income
(loss) related to gains and losses associated with the effective portion of previously designated cash flow hedges. The Company reclassifies these amounts into income as the forecasted transactions impact earnings. During the years ended December 31, 2010 and 2009, the Company held no derivatives that were designated as cash flow hedges.

At December 31, 2010, the Company expects to reclassify $6 million of deferred loss on derivative instruments from accumulated other comprehensive income
(loss) to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2010 and 2009, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2010, 2009 and 2008, amounts recognized in earnings on derivative transactions that were ineffective were not material.

The following is a summary of unrealized derivatives losses included in accumulated other comprehensive income (loss) related to cash flow hedges:

(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at January 1                     $(34)         $(38)         $(40)
Unrealized derivative losses arising during the period               --            --            (1)
Reclassification of realized losses(1)                                6             6             5
Income tax benefit                                                   (2)           (2)           (2)
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at December 31                   $(30)         $(34)         $(38)
=======================================================================================================



(1) Loss reclassified from Accumulated Other Comprehensive Income (Loss) to Net Investment Income on Consolidated Statements of Income.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is 8 years and relates to interest credited on forecasted fixed premium product sales.

CREDIT RISK
Credit risk associated with the Company's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. As of December 31, 2010 and 2009, the Company held $25 million and $88 million, respectively, in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral the Company is obligated to return to counterparties. As of December 31, 2010 and 2009, the Company had accepted additional collateral consisting of various securities with a fair value of $23 million and $22 million, respectively, which are not reflected on the Consolidated Balance Sheets. As of December 31, 2010 and 2009, the Company's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $25 million and $53 million, respectively.

Certain of the Company's derivative instruments contain provisions that adjust the level of collateral the Company is required to post based on the Company's financial strength rating (or based on the debt rating of the Company's parent, Ameriprise Financial). Additionally, certain of the Company's derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial's debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company's counterparty could require immediate settlement of any net liability position. At December 31, 2010 and 2009, the aggregate fair value of all derivative instruments in a net liability position containing such credit risk features was $412 million and $296 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2010 and 2009 was $406 million and $269 million, respectively. If the credit risk features of derivative contracts that were in a net liability position at December 31, 2010 and 2009 were triggered, the additional fair value of assets needed to settle these derivative liabilities would have been $6 million and $27 million, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

17. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. Beginning in 2010, the Company's taxable income will be included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that is will reimburse its subsidiaries for any tax benefits recorded.

The components of income tax provision (benefit) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                          $(167)        $325          $  42
  State                                                                3            1              3
-------------------------------------------------------------------------------------------------------
    Total current income tax                                        (164)         326             45
Deferred income tax
  Federal                                                            417          (80)          (236)
  State                                                               (1)          (1)             2
-------------------------------------------------------------------------------------------------------
    Total deferred income tax                                        416          (81)          (234)
-------------------------------------------------------------------------------------------------------
Total income tax provision (benefit)                               $ 252         $245          $(189)
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2010          2009          2008
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                         35.0%         35.0%          35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (6.6)         (7.2)          56.6
  State taxes, net of federal benefit                               0.1            --           (3.7)
  Low income housing credit                                        (1.4)         (2.0)          27.9
  Foreign tax credit, net of addback                               (1.1)         (1.0)          15.3
  Taxes applicable to prior years                                  (1.9)          0.1           29.2
  Other, net                                                                       --           (0.2)
-------------------------------------------------------------------------------------------------------
Income tax provision                                               24.1%         24.9%         160.1%
=======================================================================================================



The Company's effective tax rate was 24.1% and 24.9% for the years ended December 31, 2010 and 2009, respectively. The decrease in the effective tax rate primarily reflects benefits from tax planning and completion of certain audits which offset the impact of an increase in pretax income relative to tax advantaged items for 2010.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2010          2009
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                  $1,306        $1,390
  Investment related                                                         159           163
  Net operating loss and tax credit carryforwards                             31           185
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           1,496         1,738
-------------------------------------------------------------------------------------------------
Deferred income tax liabilities:
  DAC                                                                      1,429         1,264
  Net unrealized gains on Available-for-Sale securities                      364           203
  DSIC                                                                       191           193
  Other                                                                       26            15
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      2,010         1,675
-------------------------------------------------------------------------------------------------
Net deferred income tax assets (liabilities)                              $ (514)       $   63
=================================================================================================



The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in deferred income tax assets are a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes and future deductible

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

capital losses realized for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, (i) future taxable income exclusive of reversing temporary differences and carryforwards, (ii) future reversals of existing taxable temporary differences,
(iii) taxable income in prior carryback years, and (iv) tax planning strategies. Based on analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2010 and 2009.

The Company has tax benefits related to capital loss carryforwards of $29 million which expire beginning December 31, 2015 as well as tax credit carryforwards of $2 million which expire beginning December 31, 2019.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $ (77)        $(89)         $  97
Additions (reductions) based on tax positions related to the
current year                                                          --            1           (165)
Additions for tax positions of prior years                           322           18             38
Reductions for tax positions of prior years                         (196)          (7)           (59)
Settlements                                                           34           --             --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $  83         $(77)         $ (89)
=======================================================================================================



If recognized, approximately $39 million, $49 million and $30 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2010, 2009 and 2008, respectively, would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net reduction of $8 million, $1 million and $14 million in interest and penalties for the year ended December 31, 2010, 2009 and 2008, respectively. At December 31, 2010 and 2009, the Company had a receivable of $24 million and $16 million, respectively, related to the accrual of interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $25 million to $35 million in the next 12 months.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS") completed its field examination of the Company's income tax returns for 2005 through 2007 during the third and fourth quarters of 2010. The IRS had completed its field examination of the 1997 through 2004 tax returns in recent years. However, for federal income tax purposes, these years continue to remain open as a consequence of certain issues under appeal. In the fourth quarter of 2010, the IRS commenced an examination of the Company's income tax returns for 2008 and 2009. The Company or certain of its subsidiaries' state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2009.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

The items comprising other comprehensive income (loss) are presented net of the following income tax provision (benefit) amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                           $157          $587          $(302)
Net unrealized derivative gains                                       2             2              2
-------------------------------------------------------------------------------------------------------
Net income tax provision (benefit)                                 $159          $589          $(300)
=======================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

18. COMMITMENTS AND CONTINGENCIES

At December 31, 2010 and 2009, the Company had no material commitments to purchase investments other than mortgage loan fundings. See Note 6 for additional information.

The Company's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2010, these guarantees range up to 5.0%. To the extent the yield on the Company's invested assets portfolio declines below its target spread plus the minimum guarantee, the Company's profitability would be negatively affected.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. The SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), compensation arrangements and anticompetitive activities.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1 (800) 862-7919

           RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.
     Both companies are affiliated with Ameriprise Financial Services, Inc.

      (C)2008-2011 RiverSource Life Insurance Company. All rights reserved. S-6196 Z (4/11)